Securities Act Registration No. 333-182091
Investment Act Registration No. 811-07661

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 3	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 50	[X]

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

ROBERT G. LANGE
Vice President, General Counsel & Assistant Secretary, Individual
Ameritas Life Insurance Corp.
5900 "O" Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2014 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________pursuant to paragraph (a)(1)
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Ameritas No-Load VA 6150

PROSPECTUS: May 1, 2014
Ameritas No-Load VA 6150

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

This prospectus describes the Policy, especially its Separate Account.  The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals.  As an annuity, it also provides you with several ways to receive regular income from your investment.  An initial minimum payment is required.  Further investment is optional.

You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in the non-publicly traded portfolios below* or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

AMERICAN CENTURY VP Class I

International

Mid Cap Value

CALVERT VARIABLE

PRODUCTS **

VP EAFE International Index, Class I

VP Natural Resources

VP S&P 500 Index

VP Volatility Managed Growth, Class F

VP Volatility Managed Moderate Growth, Class F

VP Volatility Managed Moderate,

Class F

CALVERT VARIABLE SERIES **

VP SRI Balanced, Class I

DIMENSIONAL FUND ADVISORS

VA Global Bond

VA International Small

VA International Value

VA Short-Term Fixed

VA U.S. Large Value

VA U.S. Targeted Value

DWS VS I Class A

Capital Growth VIP

DWS VS II Class A

Global Growth VIP

Small Mid Cap Value VIP

FIDELITY® VIP Initial Class

Contrafund®

Equity-Income

Growth

High Income

Investment Grade Bond

Mid Cap

Overseas

Strategic Income

FTVIPT Class 2

Templeton Global Bond VIP

INVESCO V.I. Series I

American Franchise

International Growth

MFS® VIT Initial Class

Research International

Utilities

NEUBERGER BERMAN AMT Class I

Large Cap Value

Mid Cap Intrinsic Value

PIMCO VIT Administrative Class

CommodityRealReturn® Strategy

Total Return

RYDEX

Guggenheim . Long Short Equity

Government Long Bond 1.2x Strategy

Inverse Government Long Bond Strategy

Inverse NASDAQ-100® Strategy

Inverse S&P 500® Strategy

NASDAQ-100®

Nova

Precious Metals

Russell 2000® 1.5x Strategy

T. ROWE PRICE

Blue Chip Growth

THIRD AVENUE

Value

UIF Class I

Emerging Markets Equity

VANGUARD® VIF

Balanced

Diversified Value

Equity Income

Equity Index

Growth

High Yield Bond

International

Mid-Cap Index

Money Market

REIT Index

Small Company Growth

Total Bond Market Index

Total Stock Market Index

* Short cites are used in this list.  The INVESTMENT OPTIONS section uses complete fund and portfolio names.

** Affiliates.  See note in the INVESTMENT OPTIONS, Separate Account Variable Investment Options section.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

A Statement of Additional Information dated May 1, 2014, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference.  For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us.  The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE

CLAIMS PAYING ABILITY OF THE COMPANY.

The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy.  Any representation to the contrary is a criminal offense.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 1-800-255-9678 ameritasdirect.com

No-Load VA 6150	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-255-9678

Fax: 1-402-467-7335

Interfund Transfer Request Fax:

1-402-467-7923

email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas ® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
POLICY OVERVIEW	4
Policy Operation and Features	4
Tax-Qualified Plans	5
CHARGES	5
Base Policy Charges	5
Portfolio Company Operating Expenses	5
Examples of Expenses	11
FINANCIAL INFORMATION	11
Accumulation Unit Values	11
Financial Statements	11
CHARGES EXPLAINED	12
Mortality and Expense Risk Charge	12
Administrative Charges	12
Transfer Fee	12
Tax Charges	12
Guaranteed Lifetime Withdrawal Benefit 2
("GLWB2") Charge	12
Fees Charged by the Portfolios	12
Waiver of Certain Charges	12
INVESTMENT OPTIONS	13
Separate Account Variable Investment Options	13
Fixed Account Investment Option	19
Transfers	20
Third Party Services	21
Disruptive Trading Procedures	21
Systematic Transfer Programs	22
Possible Allocations Chart	23
Asset Allocation Program	23
Non-Program GLWB Models	25
IMPORTANT POLICY PROVISIONS	26
Policy Application and Issuance	26
Your Policy Value	27
Telephone Transactions	28
Delay of Payments	28
Beneficiary	28
Minor Owner or Beneficiary	29
Policy Changes	29
Policy Termination	29
POLICY DISTRIBUTIONS	29
Withdrawals	29
Death Benefits	30
Annuity Income Benefits	32
GLWB2 Rider	33
FEDERAL INCOME TAX MATTERS	38
MISCELLANEOUS	40
About Our Company	40
Distribution of the Policies	40
Voting Rights	40
Legal Proceedings	40
APPENDIX A: Accumulation Unit Values	41
APPENDIX B: Tax-Qualified Plan Disclosures	53
Statement of Additional Information Table of Contents	58

No-Load VA 6150	2

DEFINED TERMS

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account.  It is similar to a share of a mutual fund.  The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin.  This date is identified on the Policy Specifications page of your Policy.  You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life – Ameritas Life Insurance Corp.

Owner, you, your is you – the person(s) or legal entity who may exercise all rights and privileges under the Policy.  If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium.  It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained.  Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice – Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335.  Call us if you have questions about what form or information is required.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No-Load VA 6150	3

POLICY OVERVIEW

The following is intended as a summary.  Please read each section of this prospectus for additional detail.

The Ameritas No-Load  VA 6150 is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals.  Its costs are discussed in this prospectus' CHARGES  and CHARGES EXPLAINED sections.  You have a short time period to review your Policy and cancel it.  The terms of this "right to examine" period vary by state (see the cover of your Policy).  You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability.  In the Separate Account variable investment options, you may gain or lose money on your investment.  In the Fixed Account option, we guarantee you will earn a fixed rate of interest.  The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section.  The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options.  More information about our market-timing restrictions is in the INVESTMENT OPTIONS – TRANSFERS and DISRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

The Policy is a deferred annuity:  it has an accumulation (or deferral) period and an annuity income period.

Accumulation Period.   During the accumulation period, any earnings that you leave in the Policy are not taxed.  During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy.  Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account).  Withdrawals may be subject to income tax and a penalty tax.

Annuity Income Period.  The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday).  During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise.  You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period.  Some or all of each payment will be taxable.

A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select.  In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company.

POLICY OPERATION AND FEATURES

Premiums

•          Minimum initial premium: $2,000.

•          Minimum additional premium: $250, or $50 per month if through a regularly billed program.

•          No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

•          Prior approval is required for any premium resulting in more than $1 million in total premium of all annuities with us for the same Owner or Annuitant.

Investment Options

•          You may transfer among investments, subject to limits.  Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets

(See CHARGES  on next pages.)

Withdrawals

•          There are no withdrawal charges.

•          Each withdrawal must be at least $250.

•          An optional Guaranteed Lifetime Withdrawal Benefit 2 rider ("GLWB2") is also available.

Annuity Income

•          Several fixed annuity income options are available.

Death Benefit

•          A death benefit is paid upon the death of the Owner.

No-Load VA 6150	4

TAX-QUALIFIED PLANS

The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA.  This Prospectus generally addresses the terms that affect a non-tax-qualified annuity.  If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements.  Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

BASE POLICY CHARGES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.  We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

Guaranteed Maximum Fees

Current

Fees

TRANSACTION FEES

SALES LOAD

		None	None
WITHDRAWAL CHARGE		None	None
PREMIUM TAXES

Levied by some states and municipalities. Rates and timing of the tax vary and may change.

0% - 3.5%
TRANSFER FEE (per transfer)	➢ first 15 transfers per Policy Year ➢ over 15 transfers in one Policy Year, we may charge ...	None $10	None None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

	Guaranteed Maximum Fees

Current

		Fees
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender. Waived if Policy value exceeds an amount, which we declare annually, on a Policy Anniversary)	$40	$40
SEPARATE ACCOUNT ANNUAL EXPENSES (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
MORTALITY & EXPENSE RISK CHARGE	0.80%	0.60%

OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") (Fee is determined by applying the % to the Rider Charge Base and is deducted during the accumulation and withdrawal phases.)	Guaranteed Maximum Fees	Current Fees *
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified plans and IRA plans only**	2.50%	1.50%
* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section. ** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,  2013)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy.  More detail concerning each portfolio company’s fees and expenses is contained in the prospectus for each portfolio company.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before and After any Contractual Waivers or Reimbursements	0.16%(1)	3.59(2)

(1)       Vanguard® VIF Equity Index Portfolio and Vanguard ® VIF Money Market Portfolio

(2)     Rydex Inverse Government Long Bond Strategy Portfolio

No-Load VA 6150	5

No-Load VA 6150	6

No-Load VA 6150	7

				Acquired	Total	Waivers	Total Expenses
Subaccount's underlying	Management	12b-1	Other	Fund Fees	Portfolio	and	after Waivers
Portfolio Name *	Fees	Fees**	Fees	and	Fees	Reductions	and Reductions
				Expenses***			if any
AMERICAN CENTURY VP, Class I
International	1.36%	-	0.01%	-	1.37%	0.30%	1.07%(1)
Mid Cap Value	1.00%	-	0.01%	-	1.01%	-	1.01%
CALVERT VARIABLE PRODUCTS (CVP) (1)
VP EAFE International Index, Class I	0.66%	-	0.31%	-	0.97%	-	0.97%
VP Natural Resources	0.65%	-	0.14%	0.56%	1.35%	-	1.35%
VP S&P 500 Index****	0.35%	-	0.13%	-	0.48%	0.06%	0.42%
VP Volatility Managed Growth, Class F	0.52%	0.25%	0.48%	0.14%	1.39%	0.42%	0.97%
VP Volatility Managed Moderate Growth, Class F	0.52%	0.25%	0.64%	0.14%	1.55%	0.58%	0.97%
VP Volatility Managed Moderate, Class F	0.52%	0.25%	0.83%	0.13%	1.73%	0.77%	0.96%
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced, Class 1*****	0.69%	-	0.21%	-	0.90%	-	0.90%
DIMENSIONAL FUND ADVISORS
VA Global Bond (1)	0.24%	-	0.03%	-	0.27%	-	0.27%
VA International Small (1)	0.50%	-	0.15%	-	0.65%	-	0.65%
VA International Value (1)	0.40%	-	0.07%	-	0.47%	-	0.47%
VA Short-Term Fixed(1)	0.25%	-	0.04%	-	0.29%	-	0.29%
VA U.S. Large Value (1)	0.25%	-	0.03%	-	0.28%	-	0.28%
VA U.S. Targeted Value(1)	0.35%	-	0.04%	-	0.39%	-	0.39%
DWS VS I, Class A
Capital Growth VIP	0.37%	-	0.13%	-	0.50%	-	0.50%(1)
DWS VS II, Class A
Global Growth VIP	0.92%	-	0.53%	-	1.45%	0.47%	0.98%(2)
Small Mid Cap Value VIP	0.65%	-	0.17%	-	0.82%	-	0.82%(1)
FIDELITY ® VIP, Initial Class
Contrafund ®	0.55%	-	0.09%	-	0.64%	-	0.64%

No-Load VA 6150	8

				Acquired	Total	Waivers	Total Expenses
Subaccount's underlying	Management	12b-1	Other	Fund Fees	Portfolio	and	after Waivers
Portfolio Name *	Fees	Fees**	Fees	and	Fees	Reductions	and Reductions
				Expenses***			if any
Equity-Income	0.45%	-	0.10%	0.02%	0.57%(1)	-	0.57%
Growth	0.55%	-	0.11%	-	0.66%	-	0.66%
High Income	0.56%	-	0.12%	-	0.68%	-	0.68%
Investment Grade Bond	0.31%	-	0.11%	-	0.42%	-	0.42%
Mid Cap	0.55%	-	0.09%	-	0.64%	-	0.64%
Overseas	0.70%	-	0.14%	-	0.84%	-	0.84%
Strategic Income	0.56%	-	0.12%	-	0.68%	-	0.68%
FTVIPT, Class 2
Templeton Global Bond VIP (1)	0.46%	0.25%	0.05%	-	0.76%	-	0.76%
INVESCO V.I., Series I
American Franchise	0.67%	-	0.29%	-	0.96%	-	0.96%
International Growth	0.71%	-	0.31%	0.01%	1.03%	0.01%	1.02%(1)
MFS® VIT, Initial Class
Research International	0.90%	-	0.20%	-	1.10%	-	1.10%
Utilities	0.73%	-	0.07%	-	0.80%	-	0.80%
NEUBERGER BERMAN AMT, Class I
Large Cap Value	0.85%	-	0.28%	0.01%	1.14%	-	1.14%(1)
Mid Cap Intrinsic Value	0.85%	-	0.19%	-	1.04%	-	1.04%(2)
PIMCO VIT, Administrative Class
CommodityRealReturn® Strategy	0.74%	-	0.23%(1)	0.12%	1.09%(2)	0.12%(3)	0.97%(4)
Total Return	0.50%	-	0.15%	-	0.65%	-	0.65%
RYDEX
Guggenheim Long Short Equity	0.90%	-	1.38%	0.06%	2.34%	-	2.34%(1)
Government Long Bond 1.2x Strategy	0.50%	-	0.74%	-	1.24%	-	1.24%
Inverse Government Long Bond Strategy	0.90%	-	2.69%	-	3.59%	-	3.59%(2)
Inverse NASDAQ-100® Strategy	0.90%	-	0.83%	-	1.73%	-	1.73%
Inverse S&P 500® Strategy****	0.90%	-	0.79%	-	1.69%	-	1.69%
NASDAQ-100®	0.75%	-	0.82%	-	1.57%	-	1.57%
Nova	0.75%	-	0.79%	-	1.54%	-	1.54%
Precious Metals	0.75%	-	0.79%	-	1.54%	-	1.54%
Russell 2000® 1.5x Strategy	0.90%	-	0.84%	0.05%	1.79%	-	1.79%
T. ROWE PRICE
Blue Chip Growth	0.85%	-	-	-	0.85%	-	0.85%
THIRD AVENUE (1)
Value	0.90%	-	0.30%	-	1.20%	-	1.20%
UIF, Class I
Emerging Markets Equity	1.25%	-	0.46%	-	1.71%	0.29%	1.42%(1)
VANGUARD® VIF
Balanced	0.24%	-	0.03%	-	0.27%	-	0.27%
Diversified Value	0.33%	-	0.02%	-	0.35%	-	0.35%
Equity Income	0.30%	-	0.02%	-	0.32%	-	0.32%
Equity Index	0.14%	-	0.02%	-	0.16%	-	0.16%
Growth	0.37%	-	0.04%	-	0.41%	-	0.41%
High Yield Bond	0.26%	-	0.03%	-	0.29%	-	0.29%
International	0.43%	-	0.04%	-	0.47%	-	0.47%
Mid-Cap Index	0.22%	-	0.03%	-	0.25%	-	0.25%
Money Market	0.13%	-	0.03%	-	0.16%	-	0.16%
REIT Index	0.24%	-	0.03%	-	0.27%	-	0.27%
Small Company Growth	0.36%	-	0.02%	-	0.38%	-	0.38%
Total Bond Market Index	0.16%	-	0.03%	-	0.19%	-	0.19%
Total Stock Market Index	-	-	-	0.18%	0.18%	-	0.18%

No-Load VA 6150	9

American Century (1) Effective August 1, 2013, the advisor waived 0.30 percentage points of the International Fund's management fee and 0.09 percentage points of the Value fund's management fee. The advisor expects these waivers to continue for one year from their effective date and cannot terminate them without the approval of the Board of Directors.

CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2015, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio’s expense cap before the contractual period expires, upon 60 days' prior notice to shareholders.

VP EAFE International Index, Class I	0.99%
VP Natural Resources	0.79%
VP S&P 500 Index	0.42%
VP Volatility Managed Growth, Class F	0.83%
VP Volatility Managed Moderate Growth, Class F	0.83%
VP Volatility Managed Moderate, Class F	0.83%

Dimensional (1) "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses. The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2013.

DWS (1) Through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80% for Capital Growth and 0.83% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.

DWS (2) Through September 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.80%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2014 through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.98%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.

Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.

Invesco (1) The Adviser has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that the Adviser earns on the Fund's investments in certain affiliated funds. This Waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless the Adviser continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2017 to waive fees and/or reimburse certain operating expenses including the compensation of NBM, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

Neuberger Berman (2) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2017 to waive fees and/or reimburse certain operating expenses including the compensation of NBM, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.

PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.

PIMCO (2) Total Portfolio Fees excluding interest expense is 1.01%.

PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.

PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.

Rydex (1) Includes 0.51% Short Dividend Expense and .15% Short Interest Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security – thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short sale transaction. “Short Dividend Expense” is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. Short Interest Expense occurs because the Long Short Equity Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Rydex (2) Includes 1.91% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset – in its entirety or in part – by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2014, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.

UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**

Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

***	Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

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****

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

*****	Sustainable and Responsible Investment ("SRI")

EXAMPLES OF EXPENSES

The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies.  These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Policy for the time periods indicated.  The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated.  The example amounts are illustrative only, and should not be considered a representation of past or future expenses.  Your actual expenses may be higher or lower than those shown in the chart.

	The Policy’s expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
EXAMPLE	1 Yr	3 Yr	5 Yr	10 Yr

Maximum Expenses with GLWB2 – joint spousal (1)

	$724	$2,178	$3,641	$7,336

Maximum Expenses with GLWB2 – single life (1)

	$675	$2,031	$3,394	$6,836

Maximum Policy Expenses without GLWB2 Rider (2)

	$479	$1,441	$2,407	$4,837

Minimum Policy Expenses (3)

	$117	$361	$618	$1,325

(1)     Maximum Policy Expenses with GLWB2 Rider.  This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.59%).

(2)     Maximum Policy Expenses –  issued without GLWB2 Rider.  This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.59%).

(3)     Minimum Policy Expenses – This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.16%).

FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

FINANCIAL STATEMENTS

Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information.  To learn how to get a copy, see the front or back page of this prospectus.

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CHARGES EXPLAINED

The following adds to information provided in the CHARGES  section.  Please review both prospectus sections for information on charges.  The Policy has no sales load and no withdrawal charges.

MORTALITY AND EXPENSE RISK CHARGE

We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy.  This fee is reflected in the Accumulation Unit values for each Subaccount.

Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date.  The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected.  However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.  Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

If the mortality and expense risk charge does not cover our costs, we bear the loss, not you.  If the charge exceeds our costs, the excess is our profit.

ADMINISTRATIVE CHARGES

Annual Policy Fee

We reserve the right to charge an annual Policy fee.  We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually.  Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender.  This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account.  It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

TRANSFER FEE

The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free.  A transfer fee may be imposed for any transfer in excess of 15 per Policy Year.  The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

TAX CHARGES

Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums.  These tax rates, and the timing of the tax, vary and may change.  Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

No charges are currently made for taxes other than premium taxes.  We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge

The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES  section of this prospectus.  Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus).  The current charge will be deducted from the Policy value on each Monthly Anniversary.

The charges for the Policy and for the rider will be deducted from the GLWB Model you select.  If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model.  If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description.  The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES  section.  The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

Fees Charged by the Portfolios

Each Subaccount's underlying portfolio has investment advisory fees and expenses.  They are set forth in this prospectus' CHARGES  section and described in more detail in each fund's prospectus.  A portfolio's fees and expenses are not deducted from your Policy value.  Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts.  These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios).  Factors we

No-Load VA 6150	12

consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.  Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued.  We reserve the right to change these rules.  The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option.  Allocations must be in whole percentages and total 100%.  The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent.  If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount.  The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

Separate Account Variable Investment Options

The Separate Account provides you with variable investment options in the form of underlying portfolio investments.  Each underlying portfolio is an open-end investment management company.  When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio.  We may refer to your investment allocation as Accumulation Units or as a variable investment option.  The value of your Policy depends directly on the investment performance of the portfolios that you select.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

The Separate Account is registered with the SEC as a unit investment trust.  However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life.  The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995.  Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account.  Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.  We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios.  We do not make any representations about their future performance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could go down in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally have no effect on the investment performance of any other.  Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies.  They are not publicly traded mutual funds available for direct purchase by you.  There is no assurance the investment objectives will be met.

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This information is just a summary for each underlying portfolio.  You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio’s fees and expenses, investment strategy and investment objective, restrictions, and potential risks.  To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

No-Load VA 6150	14

No-Load VA 6150	15

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Investment Management, Inc.
Calvert VP EAFE International Index Portfolio, Class I – World Asset Management, Inc.	Index: MSCI EAFE Index.
Calvert VP Natural Resources Portfolio – Ameritas Investment Partners, Inc. ("AIP")	Capital growth.
Calvert VP S&P 500 Index Portfolio – AIP (includes assets merged from Calvert VP SRI Equity as of April 30, 2014)	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP and Milliman Financial Risk Management, LLC ("Milliman")	Capital growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP and Milliman	Income and capital growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Investment Management, Inc.
Calvert VP SRI Balanced Portfolio, Class I	Income and capital growth.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Global Bond Portfolio	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA International Small Portfolio – Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.
DWS Variable Series I	Deutsche Investment Management Americas Inc.
DWS Capital Growth VIP Portfolio, Class A	Long-term growth of capital.
DWS Variable Series II	Deutsche Investment Management Americas Inc.
DWS Global Growth VIP Portfolio, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP Portfolio, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class [1,4]	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class [1,4]	Index: S&P 500® Index.
Fidelity® VIP Growth Portfolio, Initial Class [1,4]	Capital appreciation.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Fidelity® VIP High Income Portfolio, Initial Class [1,4]	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [1,4]	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class [1,4]	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class [1,4]	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class [1,2,3,4]	Income.
Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Research International Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
Neuberger Berman Advisers Management Trust	Neuberger Berman Management LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I – Neuberger Berman LLC ("NB")	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I – NB	Seeks growth of capital.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund

Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.

Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the Nasdaq-100 Index® on a daily basis.
Rydex Inverse S&P 500 Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

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FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Vanguard® Variable Insurance Fund **

The Vanguard Group. Inc. [1]Wellington Management Company, LLP [2]
Barrow, Hanley, Mewhinney & Strauss, LLC [3]
Delaware Investments Fund Advisers [4]
William Blair & Company, L.L.C. [5]
Schroder Investment Management North America, Inc. [6]
Baillie Gifford Overseas Ltd. [7]
M&G Investment Management Limited [8]
Granahan Investment Management, Inc. [9]

Vanguard® Balanced Portfolio [2]	Growth and Income.
Vanguard® Diversified Value Portfolio [3]	Growth and Income.
Vanguard® Equity Income Portfolio [1,2]	Growth and Income.
Vanguard® Equity Index Portfolio [1]	Index: Growth and Income.
Vanguard® Growth Portfolio [2,4,5]	Growth.
Vanguard® High Yield Bond Portfolio [2]	Income.
Vanguard® International Portfolio [6,7,8]	Growth.
Vanguard® Mid-Cap Index Portfolio [1]	Index: Growth.
Vanguard® Money Market Portfolio [1]	Money Market.
Vanguard® REIT Index Portfolio [1]	Index: Growth and Income.
Vanguard® Small Company Growth Portfolio [1,9]	Growth.
Vanguard® Total Bond Market Index Portfolio [1]	Index: Bonds.
Vanguard® Total Stock Market Index Portfolio [1]	Index: Growth and Income.

*        These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life.  The funds’ investment adviser and Ameritas Investment Partners, Inc. are indirect subsidiaries of Ameritas.  Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.

**      Vanguard is a trademark of The Vanguard Group, Inc.

Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account.  We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change.  In all of these situations, we will receive any necessary SEC and state approval before making any such change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts.  To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.   Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts.  Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations.

We will notify you of any changes to the variable investment options.

No-Load VA 6150	18

Resolving Material Conflicts – Underlying Investment Interests

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts.  We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products.  However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios.  Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account.  The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.  See the accompanying prospectuses of the portfolios for more information.  (Also see the Transfers section, Omnibus Orders.)

Fixed Account Investment Option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk.  We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually.  We may declare a

No-Load VA 6150	19

higher current interest rate.  However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy.  We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared.  Assets in the Fixed Account are subject to claims by creditors of the company.  The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

Transfers

Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

•          A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.

•          We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available.  Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing.  Requests received later are processed on the next trading day.  Fax requests must be sent to our trade desk at 402-467-7923.  If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.

•          The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less.  (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)

-       If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account.  Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established.  While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.

-       The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

•          The first 15 transfers each Policy Year are free.  Thereafter, transfers may result in a $10 charge for each transfer.  This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer.  Transfers under any systematic transfer program do  count toward the 15 free transfer limit.

•          A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):

-           may be made only once each Policy Year;

-           may be delayed up to six months;

-           is limited during any Policy Year to the greatest of:

-           25% of the Fixed Account value on the date of the initial transfer during that year;

-           the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or

-           $1,000.

•          A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.

•          If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions.  We will notify you when such a transfer occurs.  You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.

•          Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.

•          We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.

•          In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized.  We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of

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variable insurance products.  The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures.  We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios.  In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Third-Party Services

Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf.  Third-party transfers and allocations are subject to the same rules as all other transfers and allocations.  You can make this election by sending us Written Notice.  Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies.  They are accountable to you alone for such transfers or allocations.  We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services.  You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Disruptive Trading Procedures

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading).  Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses.  This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectuses specifically permit such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions.  We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners.  Restrictions may include changing, suspending, or terminating telephone, on-line, and facsimile transfer privileges.  We will also enforce any Subaccount underlying portfolio manager’s own restrictions imposed upon transfers considered by the manager to be disruptive.  Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions.  Any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity.  Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations.  The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing.  Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.  Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios’ prospectuses.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners.  In making this determination, we will consider, among other things:

•         the total dollar amount being transferred;

•         the number of transfers you make over a period of time;

•         whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;

•         whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and

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•         the investment objectives and/or size of the Subaccount underlying portfolio.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners.  In making this determination, we may, among other things:

•         reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

•         reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.  Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures.  See the sections of the Prospectus describing those programs for the rules of each program.

Systematic Transfer Programs

We offer several systematic transfer programs.  We reserve the right to alter or terminate these programs upon thirty days written notice to you.

Dollar Cost Averaging

The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.  Requested percentages are converted to a dollar amount.  You can begin Dollar Cost Averaging when you purchase the Policy or later.  You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.  Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio’s value is low, and fewer units when its value is high.  However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Program Rules:

•          There is no additional charge for the Dollar Cost Averaging program.

•          We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.

•          Automatic transfers can only occur monthly.

•          The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account.  Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established.  While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.  There is no maximum transfer amount limitation applicable to any of the Subaccounts.

•          You may specify that transfers be made on the 1st through the 28th day of the month.  Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day).  If you do not select a date, the program will begin on the next Policy Month date.

•          You can limit the number of transfers to be made, in which case the program will end when that number has been made.  Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.

•          Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

Portfolio Rebalancing

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct.  You may change your rebalancing allocation instructions at any time.  Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

•          There is no additional charge for the Portfolio Rebalancing program.

•          The Fixed Account is excluded from this program.

•          You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.

•          You may have rebalancing occur quarterly, semi-annually or annually.

Earnings Sweep

The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions.  You may change your Earnings Sweep program instructions at any time.  Any change will be effective when the next sweep occurs.

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Earnings Sweep Program Rules:

•          There is no additional charge for the Earnings Sweep program.

•          The Fixed Account is included in this program.

•          You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.

•          You may have your earnings sweep quarterly, semi-annually or annually.

Possible Allocations Chart

The following is a summary of the possible allocations of Policy value that a Policy Owner may make:

If your Policy is issued WITHOUT a GLWB2 rider…
… you may allocate your Policy value to one of the following options:
You may allocate to any combination of available Subaccounts (variable investment options listed on page 1) and the Fixed Account.[1]	You may allocate to any one of the five available Asset Allocation Program models:[2] ▪ Aggressive ▪ Capital Growth ▪ Balanced ▪ Moderate ▪ Conservative

If your Policy is issued WITH a GLWB2 rider and the Policy Date is…
… BEFORE May 1, 2013, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three permitted Program GLWB Models:[3,4] ▪ GLWB Balanced ▪ GLWB Moderate ▪ GLWB Conservative

You may elect to transfer from a Program GLWB Model to one of the three Non-Program GLWB Models:[5,6]

▪    VM Growth

▪    VM Moderate Growth

▪    VM Moderate

Once you elect to transfer to a Non-Program GLWB Model, your permitted GLWB Models will be limited to Non-Program GLWB Models.

You may NOT allocate to the Subaccounts, the Fixed Account, or the Asset Allocation Program models.
… ON or AFTER May 1, 2013, you may allocate your Policy value to one of the following options:
You may allocate to any one of the three permitted Non-Program GLWB Models:[5] ▪ VM Growth ▪ VM Moderate Growth ▪ VM Moderate	You may NOT allocate to the Subaccounts, the Fixed Account, the Asset Allocation Program models, or the Program GLWB Models.

1Combinations of available Subaccounts and the Fixed Account are subject to limitations.  See the Investment Options section.

2Requires that you meet conditions for participation in the Program.  Asset Allocation Program models use fund-specific model recommendations developed by our affiliate Ameritas Investment Partners, Inc. ("AIP").  Our affiliate Ameritas Investment Corp. ("AIC") serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Asset Allocation Program models.  See the Asset Allocation Program section, below.

3Requires that you meet conditions for participation in the Program.  Program GLWB Models use fund-specific model recommendations developed by our affiliate AIP.  AIC serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Program GLWB Models.  See the Asset Allocation Program section, below.

4If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or  you may elect to transfer to a Non-Program GLWB Model.  However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC for purposes of the Program.  You will not be allowed to return to Program GLWB Models.  Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.

5The Non-Program GLWB Models (also referred to as "VM Models") each consist of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc.  AIC does NOT advise the Non-Program GLWB Models.  See the Non-Program GLWB Models section, below.

6If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC for purposes of the Program.  You will not be allowed to return to Program GLWB Models.

Asset Allocation Program

We may offer an asset allocation program using models.  However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy.  Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program") that uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"), who selects the specific funds to populate each model from those available in the product. These model recommendations are developed pursuant to an agreement between Ameritas Life and AIP.  We also obtain research and business support services relating to models from unaffiliated consultants.  We pay for these consultant services, at no additional cost to Policy Owners.

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To participate in the Program:

•          AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models.  You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select.  AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP.  AIC has no discretionary authority to execute any other transfers for your Policy.

•          You must complete the Asset Allocation questionnaire.

•          You must allocate all of your Policy value to one asset allocation model.  We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you.  Only you can select which model is best for you.  The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you.  You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.

•          Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected.  Such rebalancing will be disclosed in quarterly statements to you.  Performance of each model is updated monthly on our website and is available upon request.

•          At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations.  When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective.  If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model.  If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

•          If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes.  You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy.  For these reasons, you will not be able to execute trades online if you participate in the Program.  You will be required to communicate with the Service Center if you wish to make a transfer or trade.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.

•          If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations.  Any additional premiums received after the death of the Owner will be returned.

The Program consists of five models, ranging from aggressive to conservative.

▪          Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income.  The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns.  Losses are still possible.

▪          Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income.  The model entails a fair amount of volatility, but not as much as the Aggressive Model.  Losses are still possible.

▪          Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential.  The model is likely to entail some fluctuations, but presents less volatility than the overall equity market.  Losses are still possible.

▪          Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments.  Losses are still possible.

▪          Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth.  Losses are still possible.

Additional allocation models (the "GLWB Models") are available if your Policy was issued with the GLWB2 rider.  For policies issued with the GLWB2 rider prior to May 1, 2013, Program GLWB Models are available.  We reserve the right to offer GLWB Models with or without an asset allocation program.

Additional Information – Program GLWB Models

The GLWB2 rider requires that you participate only in the permitted GLWB Models.  Program GLWB Models available for use with the GLWB2 rider on Policies issued prior to May 1, 2013, are:

■          GLWB Balanced -  For long-term investors who do not need current income and want some growth potential.  The model is likely to experience fluctuation in value, but presents less volatility than the overall equity market.   Losses are still possible;

■          GLWB Moderate -  For investors who seek current income and stability, with modest potential for increase in the value of their investments.  Losses are still possible; and

■          GLWB Conservative -   For investors who seek current income and stability, and are less concerned about growth.  Losses are still possible.

For more information on these models, see your variable annuity application.  The GLWB2 rider will terminate if you withdraw from a permitted model or allocate any portion of your subsequent premium payments to an

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investment option that is not consistent with the permitted models.   Additional safeguards apply if your Policy has the GLWB2 rider (see the GLWB2 Rider, Asset Allocation section).

While you are permitted to participate in the three Program GLWB Models listed above if your Policy was issued prior to May 1, 2013, these are not permitted GLWB Models for Policies issued on and after May 1, 2013.

Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013.  The Non-Program GLWB Models are permitted GLWB Models.  However, if you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program.  You will not be allowed to return to Program GLWB Models.  Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.

Potential Conflicts of Interest Relating to Program Models and Program GLWB Models

AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models.  AIC is compensated by us as principal underwriter for the Policies.  AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options.  We may receive fees for administrative services from other portfolios in the models.  This additional compensation and related responsibilities may create conflicts of interest as AIC determines which portfolios should be in the models.  Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy.  The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP.  CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services to Calvert Funds.  Calvert Fund portfolios may or may not be included in the models and/or GLWB Models.  AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP.  As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program.  Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses.  For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus’ Statement of Additional Information.  More information about AIC’s role as investment adviser for the Program is available on AIC’s Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program.  We may modify the Asset Allocation Program at any time.  We also may discontinue the Asset Allocation Program at any time.

Non-Program GLWB Models

Beginning May 1, 2013, GLWB Models are offered outside of the Program described above.  These Non-Program GLWB Models are comprised of volatility managed funds, and, for that reason, also may be referred to as "VM Models."  The Non-Program GLWB Models are required if your Policy was issued with the GLWB2 rider on or after May 1, 2013.  They are the only permitted GLWB Models for such Policies.

Each of the three Non-Program GLWB Models, or VM Models, is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors.  (See Potential Conflicts of Interest, below.)    The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders.  In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy.  There is no investment advisory agreement between you and Ameritas Investment Corp., nor is any of our affiliates an adviser to you as the Policy Owner.

Non-Program GLWB Models available for use with the GLWB2 rider on or after May 1, 2013 are:

▪   VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income.  The Model is likely to experience fluctuation in value, while seeking to manage overall volatility.  Losses are still possible.

▪   VM Moderate Growth Model – The VM  Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential.  The Model is likely to experience some fluctuations, while seeking to manage overall volatility.  Losses are still possible.

▪   VM Moderate Model – The VM  Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment.  Losses are still possible.

To elect a Non-Program GLWB Model:

▪   You must allocate all of your Policy value to one VM Model.

▪   You are responsible for determining which model is best for you.  Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style.  There is no guarantee that the model you select is appropriate to your ability to withstand investment risk.  We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.

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▪   Performance of each VM Model is updated monthly on our website and is available upon request.  If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated.  If you wish to change your selected model, you can select a different Non-Program GLWB Model.

▪   You may not make changes to your allocations outside the Non-Program GLWB Models.  Changes to allocations outside the Non-Program GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider.  For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model.  You will be required to communicate with the Service Center if you wish to make a transfer or trade away from a Non-Program Model.  The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Non-Program GLWB Model for your policy, prior to you being able to execute any telephone transaction.

▪   Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation.).

▪   If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination.  Any additional premiums received after the death of the Owner will be returned.

These Non-Program GLWB Models also are permitted GLWB Models on Policies with the GLWB2 rider that were issued prior to May 1, 2013.  Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013.  If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program.  You will not be allowed to return to Program GLWB Models.

Potential Conflicts of Interest Relating to Non-Program GLWB Models

In providing investment advisory services for the investments that comprise the VM Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions.  These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.  For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VM fund prospectuses.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value.  For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options or ask for a copy of this prospectus’ Statement of Additional Information.  We may modify the available investment options, including selection of Non-Program GLWB Models, at any time.  We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

IMPORTANT POLICY PROVISIONS

Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy.  You may obtain a copy of the Policy from us.  The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

Policy Application and Issuance

To purchase a Policy, you must submit an application and a minimum initial premium.  A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday.  We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium.  If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

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The Policy Date is the date two Business Days after we receive your application and initial premium.  It is the date used to determine Policy Anniversaries and Policy Years.  No Policy will be dated on or after the 29th day of a month.  (This does not affect how premium is credited; see the paragraph above.)

Application in Good Order

All application questions must be answered, but particularly note these requirements:

•          The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.

•          Your premium allocations must be completed in whole percentages, and total 100%.

•          Initial premium must meet minimum premium requirements.

•          Your signature must be on the application.

•          Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.

•          City, state and date application was signed must be completed.

•          If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.

•          There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp."  We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank.  Payment by certified check, banker's draft, or cashier's check will be promptly applied.  Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.  Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

Initial Premium

•          The only premium required.  All others are optional.

•          Must be at least $2,000.  We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums

•          Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan.  We have the right to change these premium requirements.

•          Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option.  Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

•          Allocations must be in whole percentages, and total 100%.

•          You may change your allocation by sending us Written Notice or through an authorized telephone transaction.  The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.

•          All premiums will be allocated pursuant to your instructions on record with us.

•          The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent.  If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

"Right to Examine" Period Allocations

If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law.  You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

Your Policy Value

On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes.  On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account.  The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units.  The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's

No-Load VA 6150	27

Accumulation Unit value by the number of Subaccount units allocated to the Policy.  Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

(a)      the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

(b)   the daily mortality and expense risk charge; and this result divided by

(c)   the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units.  The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

An investment in money market funds is neither insured nor guaranteed by the U.S. Government.  There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

(a)   the Policy value of the Fixed Account at the end of the preceding Policy Month; plus

(b)   any premiums credited since the end of the previous Policy Month; plus

(c)   any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus

(d)   any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus

(e)   any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus

(f)       the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus

(g)     interest credited on the Fixed Account balance.

Telephone Transactions

Telephone Transactions Permitted:

•          Transfers among investment options.

•          Establish systematic transfer programs.

•          Change of premium allocations.

How to Authorize Telephone Transactions

•          Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf.  You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

•          Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.

•          Calls will be recorded for your protection.

•          For security, you or your authorized designee must provide your Social Security number and/or other identification information.

•          May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Delay of Payments

We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice.  We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders.  The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

Beneficiary

You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable.  Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice.  The change will not apply to any payments made or other action taken by us before recording.  If the named beneficiary

No-Load VA 6150	28

is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary.  If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary.  If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.  The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

Minor Owner or Beneficiary

A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary.  In most states parental status does not  automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit.  A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian.  Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian.  Some states allow us to make such payments up to a limited amount directly to parents.  Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney.  If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

Policy Changes

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records.  Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Policy Termination

We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.  See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date.  Tax penalties may apply to amounts taken out of your Policy before the Annuity Date.  Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date.  All or part of a death benefit may be taxable.

Withdrawals

You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date.  Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end.  Total surrender requires you to return your Policy to us.

Withdrawals may be subject to: - Income Tax - Penalty Tax

Withdrawal Rules

•          Withdrawals must be by Written Notice.  A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.

•          Minimum withdrawal is $250.

•          We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.

•          Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option.  If you do not specify which investment option(s) from which to

No-Load VA 6150	29

take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.

•          The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.

•          Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy.  You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335.  We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical.  However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

Systematic Withdrawal Plan

The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually.  We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us.  The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant.  No systematic withdrawal may be established after the 28th of each month.  Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the beneficiary to make the payment.  Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death.  If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:

-    Your Policy being in force;

-    Receipt of Due Proof of Death of the first Owner to die;

-    Election of an annuity income option; and

-    Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period.  If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary.  The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

If an Owner of the Policy is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit.  The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.  A change in the primary Annuitant will be treated as the death of an Owner.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan.  If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply.  See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

No-Load VA 6150	30

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable.  The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time.  We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable.  The account is part of our general account.  It is not a bank account and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We receive a benefit from all amounts left in the general account.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.  The death benefit equals the larger of:

-           your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or

-           adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal.  If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy.  To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value.  For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value.  This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal.  The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal.  The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal.  We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage.  We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death.  The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death.  Special rules may apply to your surviving spouse.  A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

Tables Illustrating Benefits Upon Death

The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations.  The terms of any Policy rider or qualified plan funded by the Policy may change this information.  Please consult your own legal and tax adviser for advice.  You may contact us for more information.

If death occurs before the Annuity Date:

If the deceased is ...	and ...	and ...	then the ...
any Policy Owner	- - -	- - -	Policy beneficiary receives the death benefit.
any Policy Owner	there is no surviving joint Policy Owner who is the deceased Owner’s spouse	the beneficiary is the Policy Owner’s surviving spouse, unless the spouse is the surviving joint Policy Owner	surviving spouse may elect to become the Policy Owner and continue the Policy, or may have the Policy end and receive the death benefit.
the Annuitant	a Policy Owner is living	there is no named contingent or joint Annuitant	Policy continues with the Policy Owner as the Policy Annuitant unless the Owner names a new Annuitant.
the Annuitant	the Policy Owner is a non-person	- - -	Annuitant’s death is treated as a Policy Owner’s death.
the Annuitant	a Policy Owner is living	the contingent or joint Annuitant is living	contingent Annuitant becomes the Annuitant, and the Policy continues.

No-Load VA 6150	31

If death occurs on or after the Annuity Date:

If the deceased is ...	and ...	then the ...
any Policy Owner	there is a living joint Owner, and the Annuitant is living

surviving Policy Owner remains as Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the deceased Policy Owner, the surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Policy Owner	there is no surviving joint Owner, and the Annuitant is living

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

any Annuitant	any Policy Owner is living	Policy Owner (or other named payee) receives distribution of any remaining Policy proceeds pursuant to the annuity income option then in effect.
the Annuitant	the Annuitant is also the Policy Owner

Policy beneficiary becomes the Policy Owner for purposes of distributing any remaining Policy proceeds pursuant to the annuity income option then in effect. If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee’s death, then are paid to the Policy beneficiary.

Annuity Income Benefits

A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name.  You will receive the annuity benefits unless you designate another payee(s).  The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected.  All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments: - require investments to be allocated to our general account, so are not variable. - may be taxable and, if premature, subject to a tax penalty.

Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us.  Any annuity income option is effective only after we acknowledge it.  We may require initial and ongoing proof of the Owner's or Annuitant's age or survival.  Unless you specify otherwise, the payee is the Owner.

Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis.  We have sole discretion whether or not to pay a higher interest rate for all annuity income options.  Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy).  The guaranteed amounts for all annuity income options are based on the interest rate described above.  Guaranteed amounts for options 4 and 5 (see below) are also based on the a2000 Valuation Mortality Table, projected 20 years.  Current interest rates, and further information, may be obtained from us.  The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

When Annuity Income Payments Begin

You select the Annuity Date by completing an election form that you can request from us at any time.  This date may not be any earlier than the fifth Policy Anniversary.  If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary.  Tax-qualified Policies may require an earlier Annuity Date.  You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

Selecting an Annuity Income Option

You choose the annuity income option by completing an election form that you can request from us at any time.  You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin.  If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Income Options

Once fixed annuity payments under an annuity income option begin, they cannot be changed.  (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date.  However, we reserve the right to discontinue this practice.)  When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary.  Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

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Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.  This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

Part or all of any annuity payment may be taxable as ordinary income.  If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service.  (Withholding is mandatory for certain tax-qualified Policies.)

We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20.  If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20.  In no event will we make payments under an annuity option less frequently than annually.

The annuity income options are:

(1)      Interest Payment.  While proceeds remain on deposit, we annually credit interest to the proceeds.  The interest may be paid to the payee or added to the amount on deposit.

(2)      Designated Amount Annuity.  Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3)      Designated Period Annuity.  Proceeds are paid in monthly installments for the specified period chosen.  Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4)      Lifetime Income Annuity.  Proceeds are paid as monthly income during the Annuitant's life.  Variations provide for guaranteed payments for a period of time.

(5)      Joint and Last Survivor Lifetime Income Annuity.  Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)      Lump Sum.  Proceeds are paid in one sum.

GLWB2 Rider

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is part of your Policy if you elect it at the time of issue, and if the rider is approved in your state.    The rider is only available if the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85").  The rider will be in the Accumulation Phase at Policy issue.  If you elect to enter the Withdrawal Phase, the Withdrawal Phase will begin no sooner than 30 days after Policy issue.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person.  Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

GLWB2 Definitions

Benefit phases are defined as:

■    Accumulation Phase.  The period of time between the Policy Date and the first date of the Withdrawal Phase.  The rider will remain in the Accumulation Phase for at least 30 days.

■    Withdrawal Phase.  The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.

■    Guaranteed Phase.  The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base.  The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.  Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪  Policy value

▪  Premium Accumulation Value

▪  Maximum Anniversary Policy Value

Covered Person(s).

▪  The Owner(s) of the Policy or;

▪  The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;

▪  The spouses at the time the joint spousal option is selected.  Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal.  The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA").  The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

No-Load VA 6150	33

Maximum Anniversary Policy Value.  The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues within a range we have established) after the later of the Policy Date or the most recent reset date, if any.

Premium Accumulation Value.  The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period.  This accumulation occurs during the Accumulation Phase beginning with the later of the Policy Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium.  The rate of interest is:

■      5% for the Policy Year in which no withdrawal is taken.

■      0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues.

Remaining Balance.  The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base.  The Remaining Balance will never be less than zero.

Rider Charge Base.  The value used to calculate the monthly rider charge for each Policy Month.  At issue the Rider Charge Base is set equal to the initial premium.  During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value.  However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary.  The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Required Minimum Distribution (RMD).  The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations.  It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES  section of this prospectus.  Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy.  You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active.  For Policies issued prior to May 1, 2013, the GLWB Models available for use with the GLWB2 rider are “Program GLWB Models.”

Program GLWB Models:

If your Policy was issued prior to May 1, 2013, you were required to participate in the Program GLWB Models.  These are not permitted GLWB Models for Policies issued on or after May 1, 2013.  The Program GLWB Models available for use are:

▪  GLWB Balanced

▪  GLWB Moderate

▪  GLWB Conservative

AIC serves as investment adviser fiduciary solely for purposes of development of the Program GLWB Models and periodic updates to the models or deletion of the models.  The conditions of the Program apply, and you agree to a rebalancing schedule.  AIC will not decide the Program GLWB Model best for you.  Only you can select the Program GLWB Model best for you.

You are permitted to transfer your total Policy value from one of the Program GLWB Models to another Program GLWB Model.  Changes to your allocations outside the permitted GLWB Models will terminate the rider.  The Program GLWB Model allocations may be periodically adjusted among then current or new investment options in accordance with the asset allocation program.

For Policies issued on or after May 1, 2013, or earlier Policies electing to transfer to a Non-Program GLWB Model, the GLWB Models available for use with the GLWB2 rider are "Non-Program GLWB Models."

Non-Program GLWB Models:

If your Policy was issued on or after May 1, 2013, or if you were issued a Policy with the GLWB2 rider prior to May 1, 2013, and elected to transfer to a Non-Program GLWB Model, you are required to participate in the Non-Program GLWB Models.  They are the only permitted GLWB Models for such Policies.  The Non-Program GLWB Models available for use are:

▪   VM Growth

▪   VM Moderate Growth

▪   VM Moderate

No-Load VA 6150	34

The conditions of the Non-Program GLWB Models apply (see the Non-Program GLWB Models section).  Only you can select the GLWB Model best for you.  Changes to your allocations outside the permitted GLWB Models will terminate the rider.

You are permitted to transfer your total Policy value from one of the Non-Program GLWB Models to another Non-Program GLWB Model.  AIC does not serve as investment adviser to the Non-Program GLWB Models.

If you are currently participating in a Program GLWB Model, you are permitted to transfer your total Policy value from one of the Program GLWB Models to one of the Non-Program GLWB Models.  AIC does not provide investment advice to the Non-Program GLWB Models.  If you elect to transfer to one of the Non-Program GLWB Models, your advisory relationship with AIC will terminate for purposes of the Program and you will no longer be able to allocate your Policy value to one of the Program GLWB Models.  If you elect to transfer from a Program GLWB Model to a Non-Program GLWB Model, AIC will no longer serve as your investment adviser fiduciary and your permitted GLWB Models will be limited to Non-Program GLWB Models.

GLWB Models

You may maintain Policy value in only one GLWB Model at any given time.  A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options.  We reserve the right to offer GLWB Models with or without an asset allocation program.

The following apply if a GLWB Model consists of multiple investment options:

▪  The GLWB Models and any other investment restrictions are subject to periodic rebalancing.

▪  Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.

▪  All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change.  If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice.  You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models.  If the default GLWB Model specified is a Non-Program GLWB Model, your permitted models will be limited to Non-Program GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers.  We will notify you at least 30 days prior to the closure(s).  If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model.  We will require you to sign a form to terminate your GLWB2 rider and request the investment option change.  Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs.  The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms.  If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value.  The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES  section of this prospectus.  If the surviving spouse has not reached attained age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider.  The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero.  No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs").  Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner.  You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

No-Load VA 6150	35

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:

1.       A new premium accumulation period begins for the:

a.       Premium Accumulation Value; and

b.       Maximum Anniversary Policy Value.

2.       If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary.  The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES  section of this prospectus.

3.     You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary.  If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year.  On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued.  The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase.  (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS  section of this prospectus.)  You must indicate your wish to exercise this provision at the time you request the withdrawal.  The withdrawal can be no sooner than 30 days after the Policy Issue Date.  A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal.  The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a *  (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	= $105,000
Premium Accumulation (a)	= $100,000
Maximum Anniversary Policy Value (a)	= $115,000
Partial Withdrawal Amount (b)	= $ 20,000
Policy Value before the withdrawal (c)	= $120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $100,000

b = $  20,000

c = $120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,666.67)

= $83,333.00

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

No-Load VA 6150	36

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase.  It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base.  The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase.  The lifetime distribution factor is established from the following schedule; it never changes once it is established:
  3.50% - ages 50 through 54
  4.00% - ages 55 through 59
  4.50% - ages 60 through 64
  5.00% - ages 65 through 69
  5.25% - ages 70 through 74
  5.50% - ages 75 through 79
  6.00% - age 80 and older

However, we may change this schedule for new issues.  At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the withdrawal phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis.  If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base.  Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA.  If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal.  Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal.  Excess Withdrawals will proportionally reduce the Benefit Base.  The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

  _____x____

  (y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy value is zero.  If an Excess Withdrawal reduces the LWBA

No-Load VA 6150	37

to an amount less than $100, we will pay the Remaining Balance in a lump sum.  The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base.  If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.       increase the Policy value according to the provisions of the Policy; and,

2.       increase the Benefit Base; and,

3.       increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval.  Premium payments will not be accepted if the Policy value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:

a.       the monthly rider charge will no longer be deducted; and,

b.       the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,

c.        no additional premiums will be accepted; and,

d.       no additional step-ups will occur; and,

e.        any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,

f.        the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.       the date of death of the last surviving Covered Person;

2.       the date there is a change of Owner that results in a change of Covered Person;

3.       the date annuity payments commence under an annuity income option as described in the Policy;

4.       the date an Excess Withdrawal is taken such that the LWBA is less than $100;

5.       the date any asset allocation requirement or investment restriction is violated;

6.       the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.       apply the Policy value under an annuity income option described in the Policy, or

b.       receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS

This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS").  It is not  intended as tax advice.  All information is subject to change without notice.  We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions.  You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities.  Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

Tax Deferrals During Accumulation Period

An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase.  An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a

No-Load VA 6150	38

non-periodic payment or as annuity payments under the settlement option selected.

Taxation of Withdrawals

Withdrawals are included in gross income to the extent of any allocable income.  Any amount in excess of the investment in the Policy is allocable to income.  Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply.  However, the penalty does not apply to distributions:

•          after the taxpayer reaches age 59 1/2;

•          upon the death of the Owner;

•          if the taxpayer is defined as totally disabled;

•          as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;

•          under an immediate annuity; or

•          under certain other limited circumstances.

Taxation of Annuity Payments

Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income.  Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period.  Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments.  If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments.  The balance of each payment is taxable income.  After you recover your investment in the Policy, any payment you receive is fully taxable.  (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.)  The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Taxation of Death Proceeds

A death benefit paid under the Policy may be taxable income to the beneficiary.  The rules on taxation of an annuity apply.  Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.   To be treated as an annuity, a Policy must provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death.  However, if an individual is designated as beneficiary they may take distribution over their life expectancy.  If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal.  If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

Tax Treatment of Assignments and Transfers

An assignment or pledge of an annuity Policy is treated as a withdrawal.  Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax.  Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

Tax Treatments by Type of Owner

A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year.  The income on such a Policy is taxable in the year received or accrued by the Owner.  However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent.  Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan.  You should consult your tax adviser before purchasing a Policy to be owned by a non‑natural person.

Annuity Used to Fund Qualified Plan

The Policy is designed for use with various qualified plans, including:

•           Individual Retirement Annuities (IRAs), Code Section 408(b);

•           Simplified Employee Pension (SEP IRA), Code Section 408(k);

•           Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and

•           Roth IRAs, Code Section 408A.

The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan.  However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan.  You should review the annuity features, including all benefits and expenses, prior to purchasing a variable

No-Load VA 6150	39

annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances.  Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements.  Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures.  Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

Tax Impact on Account Value

Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes.  Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

MISCELLANEOUS

About Our Company

Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits.  We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887.  We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York.  We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company.  Our address is 5900 "O" Street, Lincoln, Nebraska, 68510.  (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

Distribution of the Policies

Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct wholly owned subsidiary of Ameritas Life, is the principal underwriter of the Policies.  AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.  All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products.  AIC is a federally registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA").  There is no premium load to cover sales and distribution expenses.  All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies.  Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers.  In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

Voting Rights

As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios.  The underlying portfolios may not hold routine annual shareholder meetings.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy.  If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.  We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.  It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

Legal Proceedings

As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

No-Load VA 6150	40

APPENDIX A: Accumulation Unit Values

The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus.  No-Load  VA 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for No-Load VA 6150Policies, as well as accumulation units for the Registrant's other policies that are no longer offered for sale, but for which the Registrant may continue to accept payments.  These closed products include NLVA 6150 and 4080.  Policy expenses vary for each of the Registrant's variable annuities; therefore, No-Load VA 6150 AUVs are not representative of value for the other products.

The financial statements of the Subaccounts can be found in the Statement of Additional Information.  (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
AMERICAN CENTURY INVESTMENTS
American Century VP International	2008				73,397
Fund, Class I (08/27/2012)	2009				129,744
	2010				158,600
	2011				174,754
	2012	8.46	9.338	0	176,721
	2013		11.362	5,816	219,922
American Century VP Mid Cap Value	2008				48,225
Fund, Class I (08/27/2012)	2009				30,331
	2010				79,240
	2011				86,175
	2012	16.17	17.039	0	78,612
	2013		22.038	4,914	55,483
CALVERT VARIABLE PRODUCTS, INC.
Calvert VP EAFE International Index	2010				10,217
Portfolio, Class I (08/27/2012)	2011				9,689
	2012	70.05	76.238	36	9,385
	2013		91.501	668	18,093
Calvert VP Natural Resources	2008				9,276
Portfolio (08/27/2012)	2009				33,045
	2010				45,384
	2011				58,436
	2012	51.17	51.450	1,621	63,242
	2013		51.513	8,480	82,895
Calvert VP Russell 2000 Small Cap	2013	NA	NA	NA	NA
Index Portfolio, Class I (05/01/2014)
Calvert VP S&P 500 Index Portfolio	2008				2,916
(05/01/2013)	2009				3,028
	2010				5,664
	2011				1,498
	2012				1,882
	2013	96.64	113.770	395	4,784
Calvert VP MidCap 400 Index	2010	NA	NA	NA	4,649
Portfolio, Class I	2011				4,658
	2012				4,418
	2013				4,719
Calvert VP SRI Large Cap Value	2008	NA	NA	NA	2,087
Portfolio	2009				1,913
	2010				2,382
	2011				2,350
	2012				2,238
	2013				2,621

No-Load VA 6150	41

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
Calvert VP Volatility Managed Growth	2013	14.88	15.931	29,226	129,432
Portfolio, Class F (05/01/2013)
Calvert VP Volatility Managed Moderate	2013	14.91	15.538	148,501	24,316
Growth Portfolio, Class F (05/01/2013)
Calvert VP Volatility Managed Moderate	2013	14.94	15.239	42,212	0
Portfolio, Class F (05/01/2013)
CALVERT VARIABLE SERIES, INC.
Calvert VP SRI Balanced Portfolio, Class I	2004				183,833
(08/27/2012)	2005				198,390
	2006				481,854
	2007				485,571
	2008				489,630
	2009				469,068
	2010				752,716
	2011				621,503
	2012	2.31	2.327	0	470,098
	2013		2.729	6,921	516,602
DFA INVESTMENT DIMENSIONS GROUP INC.
VA Global Bond Portfolio (08/27/2012)	2010				1,521
	2011				174,470
	2012	11.55	11.630	16,999	215,394
	2013		11.520	43,659	236,309
VA International Small Portfolio	2010				0
(08/27/2012)	2011				143,663
	2012	10.27	11.337	2,237	97,091
	2013		14.320	36,160	118,941
VA International Value Portfolio	2010				0
(08/27/2012)	2011				285,076
	2012	10.70	11.799	6,628	295,081
	2013		14.268	54,459	309,846
VA Short-Term Fixed Portfolio	2010				0
(08/27/2012)	2011				521,972
	2012	10.21	10.209	10,753	354,733
	2013		10.174	71,359	661,732
VA U.S. Large Value Portfolio	2010				75
(08/27/2012)	2011				66,565
	2012	16.39	17.571	1,322	111,627
	2013		24.595	27,479	127,150
VA U.S. Targeted Value Portfolio	2010				0
(08/27/2012)	2011				96,423
	2012	12.20	13.207	1,732	103,333
	2013		18.987	16,226	119,487
DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP, Class A	2004	NA	NA	NA	71,810
	2005				87,077
	2006				69,169
	2007				57,376
	2008				7,599
	2009				8,760
	2010				8,461
	2011				9,562
	2012				5,415
	2013				4,173
DWS INVESTMENTS VARIABLE SERIES I
DWS Capital Growth VIP Portfolio,	2011				6,847
(08/27/2012)	2012	21.51	21.347	0	5,266
	2013		28.571	3,915	4,317
DWS VARIABLE SERIES II
DWS Global Growth VIP Portfolio,	2008				17,752
Class A (08/27/2012)	2009				50,028
	2010				35,611

No-Load VA 6150	42

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2011				8,277
	2012	8.74	9.436	0	3,827
	2013		11.450	5,750	29,873
DWS Small Mid Cap Value VIP Portfolio,	2008				119,199
Class A (08/27/2012)	2009				222,089
	2010				166,453
	2011				210,810
	2012	12.57	13.163	1,968	203,908
	2013		17.696	3,191	146,082
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio,	2005				22,757
Initial Class (08/27/2012)	2006				456,566
	2007				503,855
	2008				535,745
	2009				462,986
	2010				436,022
	2011				419,721
	2012	39.78	40.564	2,085	489,358
	2013		52.937	14,563	391,383
Fidelity® VIP Contrafund® Portfolio,	2004	NA	NA	NA	44,592
Service Class	2005				105,776
	2006				371,194
	2007				217,488
	2008				229,913
	2009				159,662
	2010				152,334
	2011				52,161
	2012				44,339
	2013				40,276
Fidelity® VIP Equity-Income Portfolio,	2005				1,082
Initial Class (08/27/2012)	2006				114,257
	2007				107,439
	2008				92,690
	2009				83,908
	2010				78,726
	2011				76,978
	2012	29.38	30.403	0	76,944
	2013		38.729	474	67,762
Fidelity® VIP Growth Portfolio,	2005				377
Initial Class (08/27/2012)	2006				86,264
	2007				107,623
	2008				104,673
	2009				75,579
	2010				77,388
	2011				91,581
	2012	43.02	42.458	0	87,356
	2013		57.541	2,094	67,338
Fidelity® VIP High Income Portfolio,	2005				4,863
Initial Class (08/27/2012)	2006				134,373
	2007				164,712
	2008				285,316
	2009				566,445
	2010				462,638
	2011				637,365
	2012	10.25	10.655	7,834	673,377
	2013		11.221	54,085	808,467
Fidelity® VIP High Income Portfolio,	2004	NA	NA	NA	997,681
Service Class	2005				950,658
	2006				427,486
	2007				233,765
	2008				95,260
	2009				67,609
	2010				91,348

No-Load VA 6150	43

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2011				52,753
	2012				27,827
	2013				32,067
Fidelity® VIP Investment Grade Bond	2004				57,536
Portfolio, Initial Class (08/27/2012)	2005				100,187
	2006				347,466
	2007				464,686
	2008				617,787
	2009				716,776
	2010				916,977
	2011				1,165,342
	2012	18.10	18.275	14,653	1,371,254
	2013		17.843	68,751	1,182,188
Fidelity® VIP Mid Cap Portfolio,	2005				8,368
Initial Class (08/27/2012)	2006				169,764
	2007				187,619
	2008				207,460
	2009				210,022
	2010				255,573
	2011				214,093
	2012	47.20	49.195	527	212,575
	2013		66.618	1,532	146,567
Fidelity® VIP Mid Cap Portfolio,	2004	NA	NA	NA	263,270
Service Class	2005				170,540
	2006				52,554
	2007				36,668
	2008				29,289
	2009				29,568
	2010				31,979
	2011				25,464
	2012				16,201
	2013				13,317
Fidelity® VIP Overseas Portfolio,	2005				2,193
Initial Class (08/27/2012)	2006				175,855
	2007				204,122
	2008				188,150
	2009				191,471
	2010				151,133
	2011				131,089
	2012	20.32	22.066	0	120,315
	2013		28.610	1,052	136,324
Fidelity® VIP Strategic Income Portfolio,	2008				40,254
Initial Class (08/27/2012)	2009				116,996
	2010				181,357
	2011				431,235
	2012	14.79	15.245	4,788	502,531
	2013		15.194	27,533	430,598
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Global Bond VIP Fund,	2008				120,046
Class 2 (08/27/2012)	2009				279,606
	2010				321,201
	2011				361,081
	2012	25.36	26.777	223	343,515
	2013		27.051	16,239	344,048
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise Fund,	2012	35.88	36.133	0	1,445
Series I (08/27/2012)	2013		50.339	2,780	1,902
Invesco V.I. Diversified Dividend Fund,	2011	NA	NA	NA	2,820
Series I	2012				6,675
	2013				15,546

No-Load VA 6150	44

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
Invesco V.I. Global Health Care Fund,	2004	NA	NA	NA	6,295
Series I	2005				5,503
	2006				4,226
	2007				3,343
	2008				3,345
	2009				2,252
	2010				3,207
	2011				2,642
	2012				4,025
	2013				7,286
Invesco V.I. International Growth	2008				8,790
Fund, Series I (08/27/2012)	2009				17,399
	2010				20,016
	2011				79,147
	2012	30.40	32.105	1,729	104,717
	2013		37.981	11,883	106,064
Invesco V.I. Technology Fund, Series I	2004	NA	NA	NA	9,651
	2005				16,526
	2006				10,137
	2007				7,649
	2008				5,699
	2009				5,969
	2010				8,681
	2011				8,552
	2012				8,661
	2013				9,798
MFS® VARIABLE INSURANCE TRUST
MFS® Research International Series,	2008				6,058
Initial Class (08/27/2012)	2009				267,416
	2010				228,090
	2011				16,397
	2012	12.12	13.061	0	14,415
	2013		15.443	31,249	333,899
MFS® Utilities Series, Initial Class	2008				10,150
(08/27/2012)	2009				29,360
	2010				23,975
	2011				52,787
	2012	31.17	32.615	0	43,265
	2013		39.072	1,657	46,917
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Balanced	2004	NA	NA	NA	38,806
Portfolio, Class I	2005				19,254
	2006				18,422
	2007				17,328
	2008				15,766
	2009				15,817
	2010				15,385
	2011				7,776
	2012				5,885
	2013				5,879
Neuberger Berman AMT Growth	2004	NA	NA	NA	9,741
Portfolio, Class I	2005				6,346
	2006				4,728
	2007				7,427
	2008				4,640
	2009				2,512
	2010				2,966
	2011				2,592
	2012				1,702
	2013				1,347
Neuberger Berman AMT Large Cap	2004				23,615
Value Portfolio, Class I	2005				41,916
	2006				25,926

No-Load VA 6150	45

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2007				18,981
	2008				56,119
	2009				64,157
	2010				49,947
	2011				39,727
	2012	16.78	17.960	0	38,685
	2013		23.419	2,616	42,987
Neuberger Berman AMT Mid Cap	2008				2,268
Intrinsic Value Portfolio, Class I	2009				13,733
(08/27/2012)	2010				43,300
	2011				8,996
	2012	16.34	17.120	0	8,853
	2013		23.323	2,147	19,256
Neuberger Berman AMT Short Duration	2004	NA	NA	NA	15,003
Bond Portfolio, Class I	2005				18,688
	2006				12,235
	2007				11,367
	2008				9,992
	2009				1,612
	2010				3,371
	2011				8,112
	2012				12,062
	2013				19,750
PIMCO VARIABLE INSURANCE TRUST
PIMCO CommodityRealReturn® Strategy	2005				2,221
Portfolio, Administrative Class	2006				562,938
(08/27/2012)	2007				610,037
	2008				659,659
	2009				723,161
	2010				671,305
	2011				685,085
	2012	14.04	13.706	2,073	678,410
	2013		11.621	12,922	633,129
PIMCO Total Return Portfolio,	2009				594,952
Administrative Class (08/27/2012)	2010				1,079,130
	2011				1,853,223
	2012	13.55	13.835	23,965	2,070,381
	2013		13.482	96,796	1,560,661
RYDEX VARIABLE TRUST
Guggenheim Long Short Equity Fund	2005				8,744
(04/13/2005)	2006				91,439
	2007				114,316
	2008				98,090
	2009				84,356
	2010				71,023
	2011				65,409
	2012	13.49	13.630	0	59,852
	2013		15.913	9,241	38,387
Rydex Government Long Bond 1.2x	2004				1,825
Strategy Fund (08/27/2012)	2005				30,759
	2006				92,526
	2007				122,027
	2008				98,915
	2009				66,101
	2010				74,036
	2011				75,558
	2012	20.77	20.127	582	67,806
	2013		16.355	582	53,264
Rydex Inverse Government Long Bond	2005				0
Strategy Fund (08/27/2012)	2006				10,490
	2007				7,004
	2008				6,777
	2009				46,269

No-Load VA 6150	46

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2010				61,922
	2011				18,143
	2012	9.70	9.787	0	10,176
	2013		11.213	6,266	35,994
Rydex Inverse NASDAQ-100® Strategy	2005				0
Fund (08/27/2012)	2006				2,864
	2007				5,161
	2008				15,385
	2009				11,207
	2010				18,745
	2011				35,688
	2012	22.76	21.707	642	27,325
	2013		6.518	1,317	28,438
Rydex Inverse S&P 500 Strategy Fund	2004				36,374
(08/27/2012)	2005				162,667
	2006				93,469
	2007				172,085
	2008				173,915
	2009				181,645
	2010				263,534
	2011				411,712
	2012	3.01	2.919	0	339,458
	2013		2.132	3,963	323,049
Rydex NASDAQ-100® Fund	2004				279,555
(08/27/2012)	2005				328,201
	2006				310,432
	2007				77,132
	2008				52,939
	2009				79,856
	2010				60,595
	2011				98,651
	2012	22.76	21.707	642	81,035
	2013		29.048	5,791	65,279
Rydex Nova Fund (08/27/2012)	2004				880,971
	2005				447,444
	2006				395,249
	2007				78,090
	2008				125,159
	2009				94,107
	2010				110,254
	2011				55,196
	2012	8.71	8.884	0	116,383
	2013		13.157	3,300	173,404
Rydex Precious Metals Fund (8/27/2012)	2004				140,385
	2005				146,643
	2006				304,041
	2007				340,976
	2008				447,339
	2009				472,733
	2010				513,764
	2011				428,728
	2012	13.00	13.282	56	312,332
	2013		7.116	715	246,068
Rydex Russell 2000 1.5x Strategy Fund	2005				2,332
(08/27/2012)	2006				24,926
	2007				20,979
	2008				28,404
	2009				26,714
	2010				26,135
	2011				20,342
	2012	33.78	36.210	0	20,018
	2013		57.072	1,401	28,390

No-Load VA 6150	47

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Blue Chip Growth	2008				486,961
Portfolio (08/27/2012)	2009				651,881
	2010				542,249
	2011				691,294
	2012	12.95	13.129	7,561	760,125
	2013		18.421	51,387	707,178
THIRD AVENUE VARIABLE SERIES TRUST
Third Avenue Value Portfolio	2004				168,797
(08/27/2012)	2005				306,347
	2006				381,483
	2007				472,613
	2008				485,016
	2009				386,378
	2010				312,857
	2011				187,934
	2012	25.93	28.036	0	166,864
	2013		33.156	0	136,867
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF Emerging Markets Equity Portfolio,	2008				88,926
Class I (08/27/2012)	2009				274,268
	2010				344,150
	2011				323,894
	2012	18.38	20.319	2,139	325,029
	2013		19.990	27,938	332,949
VANGUARD® VARIABLE INSURANCE FUND
Vanguard® Balanced Portfolio	2005				9,440
(08/27/2012)	2006				462,269
	2007				459,356
	2008				452,699
	2009				456,520
	2010				475,803
	2011				467,751
	2012	27.31	28.051	1,716	443,004
	2013		33.428	3,398	437,705
Vanguard® Diversified Value Portfolio	2004				153,437
(08/27/2012)	2005				251,942
	2006				850,501
	2007				1,107,816
	2008				1,249,193
	2009				1,172,885
	2010				1,042,653
	2011				935,302
	2012	17.78	18.244	5,392	869,676
	2013		23.466	29,540	682,914
Vanguard® Equity Income Portfolio	2004				60,232
(08/27/2012)	2005				122,246
	2006				411,421
	2007				482,703
	2008				518,223
	2009				453,761
	2010				486,606
	2011				570,071
	2012	25.51	26.023	2,762	558,997
	2013		33.640	8,451	347,671
Vanguard® Equity Index Portfolio	2004				53,526
(08/27/2012)	2005				92,141
	2006				631,029
	2007				762,415
	2008				639,316
	2009				618,741
	2010				556,634
	2011				566,904

No-Load VA 6150	48

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
	2012	34.65	35.242	4,026	596,563
	2013		46.305	24,466	506,534
Vanguard® Growth Portfolio	2004				19,449
(08/27/2012)	2005				165,617
	2006				619,520
	2007				656,471
	2008				503,077
	2009				472,632
	2010				409,553
	2011				390,906
	2012	15.02	15.404	0	373,915
	2013		20.715	8,773	354,217
Vanguard® High Yield Bond Portfolio	2004				85,431
(08/27/2012)	2005				180,994
	2006				589,079
	2007				620,994
	2008				597,404
	2009				630,853
	2010				559,934
	2011				589,645
	2012	12.98	13.503	1,066	632,215
	2013		14.006	15,745	451,653
Vanguard® International Portfolio	2004				120,638
(08/27/2012)	2005				340,391
	2006				1,439,558
	2007				1,624,733
	2008				1,507,184
	2009				1,277,144
	2010				1,321,421
	2011				1,213,885
	2012	21.37	23.417	6,865	1,146,129
	2013		28.691	16,424	851,493
Vanguard® Mid-Cap Index Portfolio	2004				45,218
(08/27/2012)	2005				82,297
	2006				787,017
	2007				822,552
	2008				777,122
	2009				664,420
	2010				722,574
	2011				635,190
	2012	23.58	24.676	3,795	613,383
	2013		33.097	34,176	614,584
Vanguard® Money Market Portfolio	2004				16,560,178
(08/27/2012)	2005				20,580,095
	2006				42,795,654
	2007				48,131,794
	2008				48,030,390
	2009				33,313,069
	2010				24,352,071
	2011				26,278,346
	2012	1.12	1.122	251,632	20,682,411
	2013		1.117	1,722,125	17,119,921
Vanguard® REIT Index Portfolio	2004				86,135
(08/27/2012)	2005				96,606
	2006				661,898
	2007				539,700
	2008				580,363
	2009				535,210
	2010				491,398
	2011				556,935
	2012	28.74	28.938	4,085	596,434
	2013		29.436	21,660	565,954

No-Load VA 6150	49

				Number (#) of Accumulation Units
		No-Load VA 6150	No-Load VA 6150	At End of Year
FUND COMPANY	Year	Value ($) at	Value ($) at	(December 31)
Subaccount (inception date)		Inception	End of Year	No-Load VA	NLVA 6150 &
			(December 31)	6150	NLVA 4080
Vanguard® Small Company Growth	2004				30,773
Portfolio (08/27/2012)	2005				70,416
	2006				506,669
	2007				518,349
	2008				530,570
	2009				521,497
	2010				541,585
	2011				473,781
	2012	26.84	27.780	2,630	475,447
	2013		40.468	15,592	450,220
Vanguard® Total Bond Market Index	2004				57,321
Portfolio (08/27/2012)	2005				405,720
	2006				1,344,627
	2007				1,935,914
	2008				1,945,330
	2009				1,882,851
	2010				1,384,293
	2011				1,678,237
	2012	15.88	15.939	26,459	2,217,768
	2013		15.481	163,827	2,025,111
Vanguard® Total Stock Market Index	2005				5,337
Portfolio (08/27/2012)	2006				265,291
	2007				304,394
	2008				327,549
	2009				346,340
	2010				324,114
	2011				314,114
	2012	37.12	38.030	1,181	305,629
	2013		50.385	8,591	305,761
WELLS FARGO
Wells Fargo Advantage VT Discovery	2005	NA	NA	NA	16,959
FundSM, Class 2	2006				20,286
	2007				18,963
	2008				20,528
	2009				16,399
	2010				19,800
	2011				18,991
	2012				19,724
	2013				18,671
Wells Fargo Advantage VT Opportunity	2004	NA	NA	NA	20,682
FundSM, Class 2	2005				17,405
	2006				12,124
	2007				12,901
	2008				10,187
	2009				9,731
	2010				8,912
	2011				3,992
	2012				4,042
	2013				4,078

No-Load VA 6150	50

No-Load VA 6150	51

No-Load VA 6150	52

APPENDIX B: Tax-Qualified Plan Disclosures

DISCLOSURE STATEMENT Ameritas Life Insurance Corp.	For annuity policies issued as a: ■ Traditional IRA ■ SEP IRA ■ SIMPLE IRA ■ Roth IRA

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement.  This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA).  The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation.  This Disclosure Statement is not  intended as, nor does it constitute, legal or tax advice.  For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this Disclosure Statement.  To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:

Ameritas Life Insurance Corp.

Service Center, Attn: Annuity Service Team

P.O. Box 81889

Lincoln, NE 68501

Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid.  After seven days following receipt of this Disclosure Statement, or longer, if required under state law, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA.  Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA).  A separate policy must be purchased for each individual under each arrangement/plan.  While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

Traditional IRA

Eligibility

You are eligible to establish a Traditional IRA if you are younger than age 70½ and if, at any time during the year, you receive compensation or earned income that is includible in your gross income.  Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70½.  To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits

You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2014, or 100% of your earned income (compensation), whichever is less.  If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit.  The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income.  However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision.  The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

No-Load VA 6150	53

Contributions must be made by the due date, not including extensions, for filing your tax return.  A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions

Contributions made for the tax year are fully deductible if neither you nor your spouse (if you are married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income.  For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range.  If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction.  The phase out limits are as follows:

	Married Filing Jointly	Single/Head of Household
Year	AGI	AGI
2012	$92,000 ‑ $112,000	$58,000 ‑ $68,000
2013	$95,000 ‑ $115,000	$59,000 ‑ $69,000
2014	$96,000 - $116,000	$60,000 - $70,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below$181,000; and the deductible contribution for you is phased out between $181,000 and $191,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible.  The combined total must not exceed your Annual Contribution Limit.  Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax.  The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made.  Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year.  This is allowed to the extent you under-contribute in the later year.  The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.  To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life

You may take distributions from your Traditional IRA at any time.  However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59½, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re‑employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first‑time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; or (9) as a qualified reservist and distribution.  Generally, the part of a distribution attributable to non‑deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70½ you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70½ whether or not you have retired (Required Beginning Date).  There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter.  You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.  Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

No-Load VA 6150	54

Distributions From Your Traditional IRA After Your Death

If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death.  However, if the named beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70½.  If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death.  If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences

Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers

Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA.  Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans.  Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1.     Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.  Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding.  Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period.  However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation.  Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2.     Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA.  Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not  considered to be eligible for Rollover and include:

a.         distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;

b.         required minimum distributions made during or after the year you reach age 70½;

c.         any hardship distributions made under the terms of the plan; and

d.         amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed).  However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any.  SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer.  Each participating employee has a SIMPLE IRA to receive contributions under the plan.  SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

No-Load VA 6150	55

ROTH IRA

Eligibility

You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below.  Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth IRA), out of your compensation or earned income for any year.  Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70½.

Limit on Annual Contributions

You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below.  The Annual Contribution Limit is $5,500 for 2014.  If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit.  The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below.  However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA.  The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year.  The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI.  You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than$114,000.  Your ability to contribute to your Roth IRA is phased out at $129,000.  You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $181,000.  Your ability to contribute to your Roth IRA is phased out at $191,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return.  A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions

Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions

If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax.  The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

▪   You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made.  Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

▪   If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year.  This is allowed to the extent you under-contribute in the later year.  The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated.  To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA

You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free.  Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59½, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply.  A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty.  Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5‑taxable‑year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA

Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule").  Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death.  Otherwise, the entire benefit must be paid under the five-year payout rule.

No-Load VA 6150	56

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions

You may roll over any amount from an existing Roth IRA to another Roth IRA.  Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA.  You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution.  Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax.  There may be additional income tax consequences upon a conversion.  Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization

You may correct an IRA conversion by recharacterizing your conversion.  For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion.  You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA.  Once the transfer is made, the election is irrevocable.  Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA.  If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first.  Consult your tax adviser before recharacterizing a contribution.

General Information and Restrictions for All IRAs

Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non‑deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability

You may not transfer, assign, or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability

The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions

If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction.  You may also have to pay the 10% penalty tax.  For example, IRAs do not permit loans.  You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan.  A loan would disqualify your entire IRA and be treated as a distribution.  It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions.  A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure

Contributions to your IRA will be invested in a variable annuity Policy.  The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected.  The income and expenses of your variable annuity Policy will affect the value of your IRA.  Dividends from net income earned are reduced by investment advisory fees and also by certain other costs.  For an explanation of these fees and other costs, please refer to your prospectus.

Status of Our IRA Plan

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form.  Approval by the IRS is optional to us as the issuer.  Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

No-Load VA 6150	57

Statement of Additional Information Table of Contents

A Statement of Additional Information, dated May 1, 2014, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

For a free copy, access it on the SEC's website ( www.sec.gov, select "More Search Options," then type "333-182091" in the "File Number" field and select "Find Companies"), or write or call us.  Here is the Table of Contents for the Statement of Additional Information:

		Begin on Page
REMEMBER, THE CORRECT FORM is important for us to accurately process your Policy elections and changes. Many can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need.	GENERAL INFORMATION AND HISTORY SERVICES	1
	PURCHASE OF SECURITIES BEING OFFERED UNDERWRITER CALCULATION OF PERFORMANCE STANDARDIZED PERFORMANCE REPORTING NON-STANDARDIZED PERFORMANCE REPORTING YIELDS	2

	OTHER INFORMATION ASSET ALLOCATION PROGRAM	4
	LICENSING AGREEMENT SERVICE MARKS AND COPYRIGHT	5
	FINANCIAL STATEMENTS	6

THANK YOU

for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

IF YOU HAVE QUESTIONS,

for marketing assistance or other product questions prior to issue, call us at:

Ameritas Life Insurance Corp.

Telephone: 1-800-255-9678

for all other matters, write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

or

5900 "O" Street

Lincoln, Nebraska 68510

Telephone: 1-800-255-9678

Fax: 1-402-467-7335

Interfund Transfer Request Fax:

1-402-467-7923

e-mail: direct@ameritas.com

© 2014 Ameritas Life Insurance Corp.	Registration No. 811-07661

No-Load VA 6150	58

Statement of Additional Information: May 1, 2014
to accompany Policy Prospectuses dated May 1, 2014
Ameritas No-Load VA 6150

Flexible Premium Deferred Variable Annuity Policy	Ameritas Life Insurance Corp. Separate Account LLVA

TABLE OF CONTENTS	PAGE

GENERAL INFORMATION AND HISTORY	1
SERVICES

PURCHASE OF SECURITIES BEING OFFERED	2
UNDERWRITER
CALCULATION OF PERFORMANCE
STANDARDIZED PERFORMANCE REPORTING
NON-STANDARDIZED PERFORMANCE REPORTING
YIELDS

OTHER INFORMATION	4
ASSET ALLOCATION PROGRAM

SERVICE MARKS AND COPYRIGHT	5
LICENSING AGREEMENT

FINANCIAL STATEMENTS	6
Ameritas ® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus.  It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com,  or by calling us at 1-800-255-9678.  Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life").  We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York).  We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887.  We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company.  AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company.  Ameritas is a diversified family of financial services businesses.  For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com.  Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

SERVICES

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein.  Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI.  They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150	SAI: 1	Statement of Additional Information

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant").  On January 1, 2011, Ameritas Life entered into an Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life.  The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Acacia Life Insurance Company, The Union Central Life Insurance Company, Ameritas Investment Partners, Inc., Ameritas Mortgage Funding, Inc., Ameritas Investment Corp., and Calvert Investments, Inc.  All parties to the Agreement are wholly owned subsidiaries of Ameritas Mutual Holding Company.  Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, 2012, or 2013.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP") for the purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies.  For services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life paid AIP the following amounts in the last three years:

YEAR:	2011	2012	2013
Ameritas Investment Partners, Inc.	$6,923	$10,646	$14,517

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

UNDERWRITER

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510.  AIC is a wholly owned subsidiary of ours.  AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

YEAR:	2011	2012	2013
Variable annuity commissions we paid to AIC that were paid to other broker-dealers and representatives (not kept by AIC).	$78,024	$59,563	$68,389
Variable annuity commission earned and kept by AIC.	$0	$0	$0
Fees we paid to AIC for variable annuity Principal Underwriter services.	$723,335	$602,868	$553,946

CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports.  Average annual total return quotations on our Internet website will be current as of the previous Business Day.  Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication.  Both standardized average annual total return quotations and non‑standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods.  If the corresponding series fund portfolio has been in existence for longer than the Subaccount,

No-Load VA 6150	SAI: 2	Statement of Additional Information

the non‑standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting.  Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non‑standardized total return are based on historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management.  An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period.  The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee.  No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting

We may also advertise non‑standardized total return.  Non‑standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description.  Non‑standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy.  For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields

We may advertise the current annualized yield for a 30‑day period for a Subaccount.  The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30‑day period.  Because this yield is annualized, the yield generated by a Subaccount during the 30‑day period is assumed to be generated each 30‑day period.  The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD=2[(a-b+1)6-1]

      cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period.  The yield reflects the base Policy mortality and expense risk fee and administrative expense charge.  Net investment income will be determined according to rules established by the SEC.  The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio.  The yield on amounts held in the Subaccount normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period.  A money market Subaccount's yield  will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre‑existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses.  Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that

No-Load VA 6150	SAI: 3	Statement of Additional Information

the net asset values will remain constant.  It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured.  Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement.  Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement.  Statements in the prospectus and this Statement are intended to be summaries.  For a complete statement of the terms of the registration, refer to the documents we file with the SEC.  They may be accessed on the SEC's website (www.sec.gov, select "More Search Options," then type "333-182091 in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.)

ASSET ALLOCATION PROGRAM

The Service

Ameritas Investment Corp. ("AIC"), a wholly owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor’s willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program").  AIC periodically (typically annually) evaluates and updates the models.  In developing and periodically updating the models, AIC currently relies on the fund-specific model  recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment adviser, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas.  AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models

Development of the Program models is a multi-step process.  First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes.  Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations.  Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance.  AIP may also choose passively managed index investment options to optimize returns for a given risk profile.  AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles.  When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers.  AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations.  This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates

Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model.  As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected.  This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.  AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective.  If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model.  If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

No-Load VA 6150	SAI: 4	Statement of Additional Information

Risks

Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility.  Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated.  A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes.  Model performance is dependent upon the performance of the component investment options (and their underlying portfolios).  The timing of your investment and the automatic quarterly rebalancing may affect performance.  Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios.  These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest.  AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models.  In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies.  Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy.  The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours.  CIM and AIP are compensated for administrative, advisory and subadvisory services they provide to Calvert Funds.  Calvert Fund portfolios may or may not be included in the models.  We may receive revenue sharing from other portfolios that are available as investment options or distribution fees.  AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees.  AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions.  AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models.  In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.  Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed).  AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP.  As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Non-Program Models

Please note that we offer non-program models for certain Policies.  AIC does not develop, evaluate, or update the non-program models.  AIC does not serve as the investment adviser for investment in the non-program models.

SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp.  The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").  S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product.  S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO

No-Load VA 6150	SAI: 5	Statement of Additional Information

EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150	SAI: 6	Statement of Additional Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2013 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account.  These financial statements and financial highlights are the responsibility of management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2013, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 13, 2014

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio (Balanced) -
724,143.212 shares at $2.038 per share (cost $1,326,153)	$1,475,804
Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
25,938.153 shares at $37.74 per share (cost $770,522)	978,906
Calvert VP SRI Equity Portfolio (Social Equity) -
29,431.023 shares at $26.28 per share (cost $573,945)	773,447
Calvert VP Small Cap Growth Portfolio (Small Cap) -
1,814.112 shares at $56.27 per share (cost $72,770)	102,080
DWS Investments VIT Funds (Scudder):
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
6,673.749 shares at $17.69 per share (cost $88,073)	118,059
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
154,672.900 shares at $17.08 per share (cost $1,871,940)	2,641,813
DWS Global Growth VIP Portfolio, Class A (Thematic) -
36,647.318 shares at $11.13 per share (cost $375,365)	407,885
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
8,278.549 shares at $28.41 per share (cost $204,030)	235,194
Fidelity Variable Insurance Products (Fidelity):
Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
190,425.071 shares at $20.64 per share (cost $3,328,134)	3,930,373
Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
1,808,889.829 shares at $12.36 per share (cost $23,388,769)	22,357,878
Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
113,467.759 shares at $23.29 per share (cost $2,410,330)	2,642,664
Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
69,919.203 shares at $57.14 per share (cost $2,716,466)	3,995,183
Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
1,668,727.264 shares at $5.80 per share (cost $9,674,165)	9,678,618
Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
77,246.637 shares at $5.77 per share (cost $449,010)	445,713
Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
625,605.362 shares at $34.35 per share (cost $16,076,190)	21,489,544
Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
62,768.281 shares at $34.24 per share (cost $1,592,583)	2,149,186
Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
271,122.029 shares at $36.39 per share (cost $8,171,134)	9,866,131

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity Variable Insurance Products (Fidelity), continued:
Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
24,309.518 shares at $36.16 per share (cost $762,594)	$879,032
Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
621,709.757 shares at $11.20 per share (cost $7,234,575)	6,963,149
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
15,966.014 shares at $20.93 per share (cost $287,165)	334,169
Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
9,469.449 shares at $29.32 per share (cost $201,154)	277,644
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
9,939.824 shares at $19.42 per share (cost $154,126)	193,031
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
126,832.910 shares at $35.32 per share (cost $3,654,145)	4,479,738
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
4,658.996 shares at $50.63 per share (cost $221,108)	235,885
Janus Aspen Series (Janus):
Janus Portfolio, Institutional Shares (Growth) -
878.445 shares at $34.20 per share (cost $17,180)	30,043
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
15,421.638 shares at $13.59 per share (cost $154,174)	209,580
Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
3,446.505 shares at $27.57 per share (cost $59,555)	95,020
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
40,052.296 shares at $10.78 per share (cost $443,476)	431,764
Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
103,698.746 shares at $15.04 per share (cost $1,307,929)	1,559,629
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
30,336.817 shares at $16.38 per share (cost $443,502)	496,917
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
20,267.805 shares at $131.61 per share (cost $2,554,894)	2,667,446
Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
68,447.999 shares at $30.37 per share (cost $1,673,565)	2,078,766
Rydex Precious Metals Fund Portfolio (Precious Metals) -
261,486.754 shares at $6.69 per share (cost $2,802,116)	1,749,346
Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
37,771.654 shares at $19.51 per share (cost $993,183)	736,925

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Rydex Variable Trust (Rydex), continued:
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
80,245.742 shares at $11.29 per share (cost $1,266,666)		$905,974
Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
31,638.806 shares at $6.13 per share (cost $266,194)		193,946
Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
44,494.056 shares at $10.65 per share (cost $450,517)		473,862
Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
32,842.090 shares at $51.77 per share (cost $1,269,251)		1,700,235
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
51,665.784 shares at $14.67 per share (cost $686,403)		757,937
Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
275,379.992 shares at $16.56 per share (cost $4,725,851)		4,560,293
Vanguard Variable Insurance Fund (Vanguard):
Vanguard Money Market Portfolio (Money Market) -
21,172,180.130 shares at $1.00 per share (cost $21,172,180)		21,172,180
Vanguard Equity Index Portfolio (Equity Index) -
790,014.954 shares at $31.50 per share (cost $19,414,418)		24,885,471
Vanguard Total Bond Market Index Portfolio (Total Bond) -
2,927,389.937 shares at $11.73 per share (cost $34,628,098)		34,338,284
Vanguard REIT Index Portfolio (REIT Index) -
1,477,710.263 shares at $11.87 per share (cost $17,977,088)		17,540,421
Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
1,038,234.842 shares at $20.77 per share (cost $16,440,637)
Contracts in Accumulation	$21,448,762
Contracts in Payout	115,376
Total		21,564,138
Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
494,799.318 shares at $32.01 per share (cost $12,339,908)
Contracts in Accumulation	$15,730,620
Contracts in Payout	107,906
Total		15,838,526
Vanguard Equity Income Portfolio (Equity Income) -
574,620.399 shares at $22.36 per share (cost $9,326,544)		12,848,512
Vanguard Growth Portfolio (Growth) -
365,494.084 shares at $20.62 per share (cost $4,761,076)		7,536,488
Vanguard High Yield Bond Portfolio (High Yield Bond) -
804,275.572 shares at $8.24 per share (cost $6,130,834)		6,627,231

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Vanguard Variable Insurance Fund (Vanguard), continued:
Vanguard Balanced Portfolio (Balanced) -
623,215.005 shares at $23.66 per share (cost $11,815,110)		$14,745,267
Vanguard International Portfolio (International) -
1,127,251.125 shares at $22.28 per share (cost $19,984,433)
Contracts in Accumulation	$24,986,489
Contracts in Payout	128,666
Total		25,115,155
Vanguard Diversified Value Portfolio (Diversified) -
928,334.455 shares at $18.10 per share (cost $12,231,901)		16,802,854
Vanguard Small Company Growth Portfolio (Small Company Growth) -
702,880.573 shares at $26.90 per share (cost $12,246,987)		18,907,487
Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
18,258.230 shares at $35.20 per share (cost $396,264)		642,690
Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
12,770.380 shares at $26.15 per share (cost $243,726)		333,945
ProFunds VP (ProFunds):
ProFund VP Bull Portfolio (Bull) -
105,164.461 shares at $37.88 per share (cost $3,262,758)		3,983,630
ProFund VP Europe 30 Portfolio (Europe) -
4,480.615 shares at $25.87 per share (cost $92,304)		115,914
ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
1,448.211 shares at $38.26 per share (cost $50,876)		55,409
ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
1,595.072 shares at $30.48 per share (cost $46,570)		48,618
ProFund VP Small-Cap Portfolio (Small-Cap) -
0.000 shares at $39.81 per share (cost $0)		-
ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
403.689 shares at $41.78 per share (cost $11,934)		16,866
ProFund VP Dow 30 Portfolio (Classic Dow) -
2,830.481 shares at $37.19 per share (cost $100,775)		105,266
Inverse ProFunds VP (ProFunds):
ProFund VP Bear Portfolio (Bear) -
15,557.867 shares at $11.37 per share (cost $205,524)		176,893
ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
4,713.986 shares at $4.85 per share (cost $26,137)		22,863
ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
7,358.289 shares at $4.29 per share (cost $35,520)		31,567

The accompanying notes are an integral part of these financial statements

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Inverse ProFunds VP (ProFunds), continued:
ProFund VP Short Dow 30 Portfolio (Short Dow) -
3,180.833 shares at $3.31 per share (cost $11,624)	$10,529
Ultra ProFunds VP (ProFunds):
ProFund VP UltraMid-Cap Portfolio (UltraMid) -
293.291 shares at $53.64 per share (cost $14,773)	15,732
ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
4,079.916 shares at $51.51 per share (cost $140,078)	210,156
ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
1,666.489 shares at $24.90 per share (cost $39,594)	41,496
ProFund VP UltraBull Portfolio (UltraBull) -
2,275.956 shares at $19.63 per share (cost $41,083)	44,677
Non-Equity ProFunds VP (ProFunds):
ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
3,528.458 shares at $17.71 per share (cost $64,434)	62,489
ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
11,852.940 shares at $8.13 per share (cost $94,368)	96,364
Sector ProFunds VP (ProFunds):
ProFund VP Oil & Gas Portfolio (Oil & Gas) -
2,621.517 shares at $53.48 per share (cost $124,797)	140,199
ProFund VP Precious Metals Portfolio (Precious Metals) -
3,238.009 shares at $23.55 per share (cost $146,516)	76,255
ProFund VP Real Estate Portfolio (Real Estate) -
2,215.552 shares at $51.03 per share (cost $114,044)	113,060
Access VP High Yield Fund (ProFunds):
Access VP High Yield Fund Portfolio (High Yield) -
1,934.979 shares at $30.01 per share (cost $56,596)	58,069
ProFund VP Money Market (ProFunds):
ProFund VP Money Market Portfolio (Money Market) -
1,664,672.420 shares at $1.00 per share (cost $1,664,672)	1,664,672
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn Strategy Portfolio,
Administrative Class (Commodity) -
1,245,364.134 shares at $5.98 per share (cost $10,902,842)	7,447,278
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
2,035,064.960 shares at $10.98 per share (cost $22,855,246)	22,345,013
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
72,070.988 shares at $18.47 per share (cost $1,060,031)	1,331,151

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

American Century Investments (American Century), continued:
American Century VP International Fund Portfolio, Class I (International) -
238,691.250 shares at $10.74 per share (cost $2,144,289)	$2,563,544
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
523,989.355 shares at $18.60 per share (cost $9,752,053)	9,746,202
MFS Variable Insurance Trust (MFS):
MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
59,535.078 shares at $31.88 per share (cost $1,688,131)	1,897,978
MFS Research International Series Portfolio, Initial Class (Research) -
390,783.926 shares at $14.43 per share (cost $5,161,253)	5,639,012
Calvert Variable Products, Inc. (Summit):
Calvert VP Natural Resources Portfolio (Natural Res) -
92,313.009 shares at $50.99 per share (cost $4,669,032)	4,707,040
Calvert VP SRI Large Cap Value Portfolio (Zenith) -
2,809.628 shares at $96.19 per share (cost $184,868)	270,258
Calvert VP S&P 500 Index Portfolio (S&P 500) -
5,532.824 shares at $110.62 per share (cost $550,563)	612,041
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
19,967.210 shares at $85.97 per share (cost $1,571,415)	1,716,581
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
5,038.389 shares at $96.10 per share (cost $361,275)	484,189
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
159,165.513 shares at $15.88 per share (cost $2,410,165)	2,527,548
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
173,579.280 shares at $15.47 per share (cost $2,597,655)	2,685,271
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
42,403.222 shares at $15.17 per share (cost $635,275)	643,257
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
736,239.030 shares at $18.98 per share (cost $8,685,524)	13,973,817
The Universal Institutional Funds, Inc. (Morgan Stanley):
UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
491,101.559 shares at $14.69 per share (cost $6,899,799)	7,214,282
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
302,848.156 shares at $10.65 per share (cost $3,314,045)	3,225,333
VA International Small Portfolio (Small) -
180,724.820 shares at $12.29 per share (cost $2,022,605)	2,221,108

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2013

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

DFA Investment Dimensions Group Inc. (DFA), continued:
VA International Value Portfolio (Value) -
394,077.776 shares at $13.19 per share (cost $4,628,151)	$5,197,886
VA Short-Term Fixed Portfolio (Fixed) -
731,944.759 shares at $10.19 per share (cost $7,486,288)	7,458,517
VA U.S. Large Value Portfolio (Large) -
173,817.224 shares at $21.88 per share (cost $3,167,667)	3,803,121
VA U.S. Targeted Value Portfolio (Targeted) -
137,358.700 shares at $18.76 per share (cost $1,900,382)	2,576,849

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$471,575,458

The accompanying notes are an integral part of these financial statements.

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$14,710
Mortality and expense risk charge	(7,637)
Net investment income(loss)	7,073

Realized gain(loss) on investments:
Net realized gain distributions	124,089
Net realized gain(loss) on sale of fund shares	13,645
Net realized gain(loss)	137,734

Change in unrealized appreciation/depreciation	59,373

Net increase(decrease) in net assets resulting
from operations	$204,180

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,073	$6,723
Net realized gain(loss)	137,734	66,604
Net change in unrealized appreciation/depreciation	59,373	44,271
Net increase(decrease) in net assets resulting
from operations	204,180	117,598

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	22,797	5,194
Subaccounts transfers (including fixed account), net	155,948	(142,455)
Transfers for policyowner benefits and terminations	(33,718)	(200,316)
Policyowner maintenance charges	(386)	(466)
Net increase(decrease) from policyowner transactions	144,641	(338,043)

Total increase(decrease) in net assets	348,821	(220,445)
Net assets at beginning of period	1,126,983	1,347,428
Net assets at end of period	$1,475,804	$1,126,983

The accompanying notes are an integral part of these financial statements.

Calvert

Mid Cap		Social Equity		Small Cap

2013		2013		2013

$-		$561		$-
(5,319)		(4,475)		(2,313)
(5,319)		(3,914)		(2,313)

105,154		46,195		8,229
7,850		58,509		183,277
113,004		104,704		191,506

117,647		96,162		(79,708)

$225,332		$196,952		$109,485

Mid Cap		Social Equity		Small Cap

2013	2012	2013	2012	2013	2012

$(5,319)	$(4,486)	$(3,914)	$(3,934)	$(2,313)	$(3,165)
113,004	92,337	104,704	39,806	191,506	24,493
117,647	20,933	96,162	72,152	(79,708)	44,291

225,332	108,784	196,952	108,024	109,485	65,619

-	-	46,623	2,300	120	620
(18,793)	(3,000)	(259,644)	1,447	(495,296)	(10,703)
(3,458)	(13,756)	(3,290)	(17,962)	(55,157)	(8,490)
(249)	(287)	(142)	(142)	(82)	(97)
(22,500)	(17,043)	(216,453)	(14,357)	(550,415)	(18,670)

202,832	91,741	(19,501)	93,667	(440,930)	46,949
776,074	684,333	792,948	699,281	543,010	496,061
$978,906	$776,074	$773,447	$792,948	$102,080	$543,010

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Small Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,151
Mortality and expense risk charge	(656)
Net investment income(loss)	1,495

Realized gain(loss) on investments:
Net realized gain distributions	5,170
Net realized gain(loss) on sale of fund shares	15,689
Net realized gain(loss)	20,859

Change in unrealized appreciation/depreciation	12,276

Net increase(decrease) in net assets resulting
from operations	$34,630

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,495	$428
Net realized gain(loss)	20,859	6,835
Net change in unrealized appreciation/depreciation	12,276	12,042
Net increase(decrease) in net assets resulting
from operations	34,630	19,305

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,000	1,550
Subaccounts transfers (including fixed account), net	(25,730)	(50,456)
Transfers for policyowner benefits and terminations	(2,923)	(29,002)
Policyowner maintenance charges	(80)	(101)
Net increase(decrease) from policyowner transactions	(27,733)	(78,009)

Total increase(decrease) in net assets	6,897	(58,704)
Net assets at beginning of period	111,162	169,866
Net assets at end of period	$118,059	$111,162

The accompanying notes are an integral part of these financial statements.

Scudder
Small
Mid Value		Thematic		Growth

2013		2013		2013

$34,981		$755		$2,722
(15,521)		(1,071)		(862)
19,460		(316)		1,860

-		-		-
334,386		14,321		13,032
334,386		14,321		13,032

413,727		29,699		28,016

$767,573		$43,704		$42,908

Small Mid Value		Thematic		Growth

2013	2012	2013	2012	2013	2012

$19,460	$12,553	$(316)	$831	$1,860	$437
334,386	62,824	14,321	(1,879)	13,032	1,345
413,727	238,863	29,699	7,092	28,016	18,276

767,573	314,240	43,704	6,044	42,908	20,058

154,209	294,467	4,760	8,772	51,644	500
(923,973)	(283,702)	326,339	(43,466)	31,230	(33,448)
(61,972)	(61,830)	(2,965)	(1,467)	(2,937)	(1,313)
(4,237)	(7,066)	(55)	(36)	(81)	(73)
(835,973)	(58,131)	328,079	(36,197)	79,856	(34,334)

(68,400)	256,109	371,783	(30,153)	122,764	(14,276)
2,710,213	2,454,104	36,102	66,255	112,430	126,706
$2,641,813	$2,710,213	$407,885	$36,102	$235,194	$112,430

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$48,601
Mortality and expense risk charge	(19,038)
Net investment income(loss)	29,563

Realized gain(loss) on investments:
Net realized gain distributions	13,323
Net realized gain(loss) on sale of fund shares	24,075
Net realized gain(loss)	37,398

Change in unrealized appreciation/depreciation	761,918

Net increase(decrease) in net assets resulting
from operations	$828,879

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$29,563	$34,650
Net realized gain(loss)	37,398	(42,825)
Net change in unrealized appreciation/depreciation	761,918	466,371
Net increase(decrease) in net assets resulting
from operations	828,879	458,196

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	52,857	21,665
Subaccounts transfers (including fixed account), net	704,746	(150,389)
Transfers for policyowner benefits and terminations	(309,884)	(83,672)
Policyowner maintenance charges	(1,071)	(1,107)
Net increase(decrease) from policyowner transactions	446,648	(213,503)

Total increase(decrease) in net assets	1,275,527	244,693
Net assets at beginning of period	2,654,846	2,410,153
Net assets at end of period	$3,930,373	$2,654,846

The accompanying notes are an integral part of these financial statements.

Fidelity
Inv. Grade		Equity Income		Growth
Bond IC		IC		IC

2013		2013		2013

$541,402		$61,394		$10,259
(149,693)		(15,423)		(21,847)
391,709		45,971		(11,588)

277,687		162,881		2,443
(17,501)		66,440		298,595
260,186		229,321		301,038

(1,255,993)		342,852		821,529

$(604,098)		$618,144		$1,110,979

Inv. Grade Bond IC		Equity Income IC		Growth IC

2013	2012	2013	2012	2013	2012

$391,709	$459,969	$45,971	$60,957	$(11,588)	$(173)
260,186	745,669	229,321	122,264	301,038	111,764
(1,255,993)	(14,027)	342,852	148,489	821,529	317,826

(604,098)	1,191,611	618,144	331,710	1,110,979	429,417

1,693,660	3,890,869	34,178	24,358	75,820	144,483
(2,859,376)	1,217,526	(181,548)	147,355	(738,780)	(59,629)
(1,146,427)	(1,157,775)	(166,742)	(170,512)	(160,688)	(214,787)
(111,705)	(74,357)	(710)	(678)	(1,137)	(1,305)
(2,423,848)	3,876,263	(314,822)	523	(824,785)	(131,238)

(3,027,946)	5,067,874	303,322	332,233	286,194	298,179
25,385,824	20,317,950	2,339,342	2,007,109	3,708,989	3,410,810
$22,357,878	$25,385,824	$2,642,664	$2,339,342	$3,995,183	$3,708,989

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	High Income
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$550,510
Mortality and expense risk charge	(48,834)
Net investment income(loss)	501,676

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	81,252
Net realized gain(loss)	81,252

Change in unrealized appreciation/depreciation	(163,337)

Net increase(decrease) in net assets resulting
from operations	$419,591

	High Income IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$501,676	$368,033
Net realized gain(loss)	81,252	63,931
Net change in unrealized appreciation/depreciation	(163,337)	392,616
Net increase(decrease) in net assets resulting
from operations	419,591	824,580

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	602,589	1,110,141
Subaccounts transfers (including fixed account), net	1,824,382	(241,799)
Transfers for policyowner benefits and terminations	(396,514)	(392,880)
Policyowner maintenance charges	(29,967)	(22,789)
Net increase(decrease) from policyowner transactions	2,000,490	452,673

Total increase(decrease) in net assets	2,420,081	1,277,253
Net assets at beginning of period	7,258,537	5,981,284
Net assets at end of period	$9,678,618	$7,258,537

The accompanying notes are an integral part of these financial statements.

Fidelity
High Income		Contrafund		Contrafund
SC		IC		SC

2013		2013		2013

$25,317		$209,614		$19,350
(1,843)		(120,345)		(12,104)
23,474		89,269		7,246

-		5,581		567
26,956		762,986		54,265
26,956		768,567		54,832

(23,860)		4,544,763		471,850

$26,570		$5,402,599		$533,928

High Income SC		Contrafund IC		Contrafund SC

2013	2012	2013	2012	2013	2012

$23,474	$17,408	$89,269	$156,689	$7,246	$11,306
26,956	34,539	768,567	8,642	54,832	4,642
(23,860)	14,099	4,544,763	2,293,327	471,850	258,501

26,570	66,046	5,402,599	2,458,658	533,928	274,449

20	120	791,096	947,968	1,933	4,675
79,544	(182,618)	(3,625,553)	2,779,308	(81,466)	(167,066)
(27,880)	(129,714)	(976,871)	(943,749)	(119,618)	(143,331)
(52)	(106)	(36,486)	(20,265)	(511)	(599)
51,632	(312,318)	(3,847,814)	2,763,262	(199,662)	(306,321)

78,202	(246,272)	1,554,785	5,221,920	334,266	(31,872)
367,511	613,783	19,934,759	14,712,839	1,814,920	1,846,792
$445,713	$367,511	$21,489,544	$19,934,759	$2,149,186	$1,814,920

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Mid Cap
	IC

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$44,968
Mortality and expense risk charge	(60,633)
Net investment income(loss)	(15,665)

Realized gain(loss) on investments:
Net realized gain distributions	1,164,298
Net realized gain(loss) on sale of fund shares	706,683
Net realized gain(loss)	1,870,981

Change in unrealized appreciation/depreciation	1,221,292

Net increase(decrease) in net assets resulting
from operations	$3,076,608

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(15,665)	$5,189
Net realized gain(loss)	1,870,981	1,046,415
Net change in unrealized appreciation/depreciation	1,221,292	285,767
Net increase(decrease) in net assets resulting
from operations	3,076,608	1,337,371

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	209,552	533,614
Subaccounts transfers (including fixed account), net	(3,151,458)	(154,311)
Transfers for policyowner benefits and terminations	(746,115)	(452,902)
Policyowner maintenance charges	(5,989)	(7,521)
Net increase(decrease) from policyowner transactions	(3,694,010)	(81,120)

Total increase(decrease) in net assets	(617,402)	1,256,251
Net assets at beginning of period	10,483,533	9,227,282
Net assets at end of period	$9,866,131	$10,483,533

The accompanying notes are an integral part of these financial statements.

	Fidelity			AIM
Mid Cap
SC		Strategic		Dividend

2013		2013		2013

$3,198		$308,553		$7,660
(5,045)		(44,610)		(1,571)
(1,847)		263,943		6,089

101,645		71,468		-
47,628		(11,437)		8,794
149,273		60,031		8,794

103,961		(355,618)		39,957

$251,387		$(31,644)		$54,840

Mid Cap SC		Strategic		Dividend

2013	2012	2013	2012	2013	2012

$(1,847)	$(1,149)	$263,943	$201,902	$6,089	$1,702
149,273	85,725	60,031	64,202	8,794	420
103,961	47,930	(355,618)	311,073	39,957	9,995

251,387	132,506	(31,644)	577,177	54,840	12,117

3,010	3,560	548,603	982,242	180	680
(104,828)	(309,380)	(755,242)	669,146	179,955	60,632
(60,875)	(125,151)	(502,288)	(459,444)	(10,946)	(2,678)
(350)	(408)	(32,089)	(20,217)	(25)	(24)
(163,043)	(431,379)	(741,016)	1,171,727	169,164	58,610

88,344	(298,873)	(772,660)	1,748,904	224,004	70,727
790,688	1,089,561	7,735,809	5,986,905	110,165	39,438
$879,032	$790,688	$6,963,149	$7,735,809	$334,169	$110,165

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Health

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,702
Mortality and expense risk charge	(1,281)
Net investment income(loss)	421

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	3,090
Net realized gain(loss)	3,090

Change in unrealized appreciation/depreciation	61,127

Net increase(decrease) in net assets resulting
from operations	$64,638

	Health

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$421	$(578)
Net realized gain(loss)	3,090	779
Net change in unrealized appreciation/depreciation	61,127	15,161
Net increase(decrease) in net assets resulting
from operations	64,638	15,362

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	30,000	500
Subaccounts transfers (including fixed account), net	77,521	37,712
Transfers for policyowner benefits and terminations	(4,231)	(3,719)
Policyowner maintenance charges	(72)	(44)
Net increase(decrease) from policyowner transactions	103,218	34,449

Total increase(decrease) in net assets	167,856	49,811
Net assets at beginning of period	109,788	59,977
Net assets at end of period	$277,644	$109,788

The accompanying notes are an integral part of these financial statements.

AIM

Technology		Intl. Growth		Franchise

2013		2013		2013

$-		$48,374		$60
(998)		(23,516)		(283)
(998)		24,858		(223)

14,362		-		-
3,027		62,132		2,390
17,389		62,132		2,390

22,435		582,122		16,055

$38,826		$669,112		$18,222

Technology		Intl. Growth		Franchise

2013	2012	2013	2012	2013	2012

$(998)	$(822)	$24,858	$29,740	$(223)	$(206)
17,389	1,342	62,132	12,026	2,390	(92)
22,435	12,963	582,122	360,995	16,055	(1,278)

38,826	13,483	669,112	402,761	18,222	(1,576)

-	11,250	427,899	659,913	82,400	500
17,124	(9,452)	132,317	296,323	85,514	54,028
-	(476)	(142,565)	(138,879)	(2,469)	(730)
(92)	(86)	(24,425)	(15,334)	(2)	(2)
17,032	1,236	393,226	802,023	165,443	53,796

55,858	14,719	1,062,338	1,204,784	183,665	52,220
137,173	122,454	3,417,400	2,212,616	52,220	-
$193,031	$137,173	$4,479,738	$3,417,400	$235,885	$52,220

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Janus

	Growth

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$211
Mortality and expense risk charge	(159)
Net investment income(loss)	52

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	317
Net realized gain(loss)	317

Change in unrealized appreciation/depreciation	6,587

Net increase(decrease) in net assets resulting
from operations	$6,956

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$52	$(39)
Net realized gain(loss)	317	7,294
Net change in unrealized appreciation/depreciation	6,587	(173)
Net increase(decrease) in net assets resulting
from operations	6,956	7,082

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(669)	(25,563)
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(49)	(50)
Net increase(decrease) from policyowner transactions	(718)	(25,613)

Total increase(decrease) in net assets	6,238	(18,531)
Net assets at beginning of period	23,805	42,336
Net assets at end of period	$30,043	$23,805

The accompanying notes are an integral part of these financial statements.

Neuberger Berman

Balanced		Growth		Bond

2013		2013		2013

$-		$-		$8,827
(1,157)		(502)		(1,966)
(1,157)		(502)		6,861

-		-		-
321		4,040		(2,146)
321		4,040		(2,146)

32,489		19,535		(4,873)

$31,653		$23,073		$(158)

Balanced		Growth		Bond

2013	2012	2013	2012	2013	2012

$(1,157)	$(1,144)	$(502)	$(661)	$6,861	$7,612
321	9,795	4,040	9,366	(2,146)	(1,244)
32,489	11,023	19,535	7,169	(4,873)	2,196

31,653	19,674	23,073	15,874	(158)	8,564

300	1,100	-	-	-	-
(269)	(58,974)	(19,157)	(48,697)	177,640	85,871
(15)	-	(309)	-	(9,308)	(1,293)
(217)	(230)	(135)	(212)	(51)	(38)
(201)	(58,104)	(19,601)	(48,909)	168,281	84,540

31,452	(38,430)	3,472	(33,035)	168,123	93,104
178,128	216,558	91,548	124,583	263,641	170,537
$209,580	$178,128	$95,020	$91,548	$431,764	$263,641

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Partners

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$15,772
Mortality and expense risk charge	(7,988)
Net investment income(loss)	7,784

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	70,083
Net realized gain(loss)	70,083

Change in unrealized appreciation/depreciation	271,544

Net increase(decrease) in net assets resulting
from operations	$349,411

	Partners

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$7,784	$(1,656)
Net realized gain(loss)	70,083	(8,014)
Net change in unrealized appreciation/depreciation	271,544	157,868
Net increase(decrease) in net assets resulting
from operations	349,411	148,198

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	38,103	60
Subaccounts transfers (including fixed account), net	144,496	(30,510)
Transfers for policyowner benefits and terminations	(36,539)	(16,170)
Policyowner maintenance charges	(387)	(351)
Net increase(decrease) from policyowner transactions	145,673	(46,971)

Total increase(decrease) in net assets	495,084	101,227
Net assets at beginning of period	1,064,545	963,318
Net assets at end of period	$1,559,629	$1,064,545

The accompanying notes are an integral part of these financial statements.

Neuberger Berman			Rydex

Regency		Nova		NASDAQ

2013		2013		2013

$4,915		$2,325		$-
(1,821)		(9,959)		(9,859)
3,094		(7,634)		(9,859)

-		-		-
4,237		498,332		121,641
4,237		498,332		121,641

73,983		101,993		372,556

$81,314		$592,691		$484,338

Regency		Nova		NASDAQ

2013	2012	2013	2012	2013	2012

$3,094	$61	$(7,634)	$(5,224)	$(9,859)	$(11,545)
4,237	40,217	498,332	73,442	121,641	286,973
73,983	(20,737)	101,993	2,961	372,556	10,011

81,314	19,541	592,691	71,179	484,338	285,439

54,391	-	385	125	31,424	17,065
216,528	10,440	928,422	686,074	(61,302)	(314,616)
(6,137)	(12,411)	(64,836)	(39,150)	(162,190)	(56,065)
(43)	(30)	(599)	(353)	(366)	(488)
264,739	(2,001)	863,372	646,696	(192,434)	(354,104)

346,053	17,540	1,456,063	717,875	291,904	(68,665)
150,864	133,324	1,211,383	493,508	1,786,862	1,855,527
$496,917	$150,864	$2,667,446	$1,211,383	$2,078,766	$1,786,862

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Precious
	Metals

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$23,785
Mortality and expense risk charge	(15,058)
Net investment income(loss)	8,727

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(1,547,975)
Net realized gain(loss)	(1,547,975)

Change in unrealized appreciation/depreciation	(281,951)

Net increase(decrease) in net assets resulting
from operations	$(1,821,199)

	Precious Metals

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$8,727	$(32,867)
Net realized gain(loss)	(1,547,975)	(290,142)
Net change in unrealized appreciation/depreciation	(281,951)	(87,226)
Net increase(decrease) in net assets resulting
from operations	(1,821,199)	(410,235)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	27,324	102,749
Subaccounts transfers (including fixed account), net	(360,889)	(460,759)
Transfers for policyowner benefits and terminations	(232,423)	(1,041,392)
Policyowner maintenance charges	(1,191)	(1,407)
Net increase(decrease) from policyowner transactions	(567,179)	(1,400,809)

Total increase(decrease) in net assets	(2,388,378)	(1,811,044)
Net assets at beginning of period	4,137,724	5,948,768
Net assets at end of period	$1,749,346	$4,137,724

The accompanying notes are an integral part of these financial statements.

Rydex
Inv.		Gov. Long		Inverse
S&P 500		Bond		NASDAQ

2013		2013		2013

$-		$8,980		$-
(5,944)		(6,749)		(1,462)
(5,944)		2,231		(1,462)

-		78,873		-
(166,468)		(219,334)		(19,750)
(166,468)		(140,461)		(19,750)

(138,106)		(111,951)		(63,881)

$(310,518)		$(250,181)		$(85,093)

Inv. S&P 500		Gov. Long Bond		Inverse NASDAQ

2013	2012	2013	2012	2013	2012

$(5,944)	$(7,161)	$2,231	$1,992	$(1,462)	$(1,993)
(166,468)	(232,794)	(140,461)	519,779	(19,750)	(81,309)
(138,106)	(1,255)	(111,951)	(490,643)	(63,881)	19,980

(310,518)	(241,210)	(250,181)	31,128	(85,093)	(63,322)

14,040	8,722	3,823	61,468	8,871	9,623
(10,391)	(202,803)	(247,230)	(187,380)	18,092	(72,384)
(7,484)	(43,022)	(20,375)	(23,417)	(315)	(29,162)
(449)	(450)	(221)	(250)	(149)	(85)
(4,284)	(237,553)	(264,003)	(149,579)	26,499	(92,008)

(314,802)	(478,763)	(514,184)	(118,451)	(58,594)	(155,330)
1,051,727	1,530,490	1,420,158	1,538,609	252,540	407,870
$736,925	$1,051,727	$905,974	$1,420,158	$193,946	$252,540

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Inv. Long
	Bond

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(2,586)
Net investment income(loss)	(2,586)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(909)
Net realized gain(loss)	(909)

Change in unrealized appreciation/depreciation	44,793

Net increase(decrease) in net assets resulting
from operations	$41,298

	Inv. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(2,586)	$(1,126)
Net realized gain(loss)	(909)	(48,004)
Net change in unrealized appreciation/depreciation	44,793	27,278
Net increase(decrease) in net assets resulting
from operations	41,298	(21,852)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	90	390
Subaccounts transfers (including fixed account), net	359,354	(39,672)
Transfers for policyowner benefits and terminations	(26,426)	(29,678)
Policyowner maintenance charges	(44)	(24)
Net increase(decrease) from policyowner transactions	332,974	(68,984)

Total increase(decrease) in net assets	374,272	(90,836)
Net assets at beginning of period	99,590	190,426
Net assets at end of period	$473,862	$99,590

The accompanying notes are an integral part of these financial statements.

	Rydex			Third Avenue
		Sector
Russell		Rotation		Value

2013		2013		2013

$-		$21		$149,654
(8,031)		(3,563)		(27,663)
(8,031)		(3,542)		121,991

-		-		-
191,172		15,339		(150,942)
191,172		15,339		(150,942)

389,425		84,481		794,932

$572,566		$96,278		$765,981

Russell		Sector Rotation		Value

2013	2012	2013	2012	2013	2012

$(8,031)	$(4,177)	$(3,542)	$(5,002)	$121,991	$12,341
191,172	(9,345)	15,339	(2,045)	(150,942)	(289,217)
389,425	126,330	84,481	39,621	794,932	1,323,344

572,566	112,808	96,278	32,574	765,981	1,046,468

19,314	1,954	9,276	5,721	26,741	46,005
443,051	42,841	(68,940)	(60,481)	(584,421)	(202,747)
(59,339)	(39,399)	(94,225)	(20,646)	(350,353)	(370,488)
(214)	(245)	(200)	(237)	(1,263)	(1,543)
402,812	5,151	(154,089)	(75,643)	(909,296)	(528,773)

975,378	117,959	(57,811)	(43,069)	(143,315)	517,695
724,857	606,898	815,748	858,817	4,703,608	4,185,913
$1,700,235	$724,857	$757,937	$815,748	$4,560,293	$4,703,608

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Money Market

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$25,519
Mortality and expense risk charge	(144,686)
Net investment income(loss)	(119,167)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(119,167)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(119,167)	$(117,115)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(119,167)	(117,115)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	5,364,652	4,521,491
Subaccounts transfers (including fixed account), net	957,672	(1,754,977)
Transfers for policyowner benefits and terminations	(8,695,843)	(8,904,923)
Policyowner maintenance charges	(36,117)	(25,660)
Net increase(decrease) from policyowner transactions	(2,409,636)	(6,164,069)

Total increase(decrease) in net assets	(2,528,803)	(6,281,184)
Net assets at beginning of period	23,700,983	29,982,167
Net assets at end of period	$21,172,180	$23,700,983

The accompanying notes are an integral part of these financial statements.

Vanguard

Equity Index		Total Bond		REIT Index

2013		2013		2013

$446,981		$899,854		$374,945
(151,795)		(210,399)		(110,890)
295,186		689,455		264,055

624,003		399,935		448,463
1,129,679		67,283		96,637
1,753,682		467,218		545,100

4,719,297		(2,195,652)		(503,422)

$6,768,165		$(1,038,979)		$305,733

Equity Index		Total Bond		REIT Index

2013	2012	2013	2012	2013	2012

$295,186	$250,078	$689,455	$528,719	$264,055	$214,319
1,753,682	796,282	467,218	468,031	545,100	432,890
4,719,297	1,717,659	(2,195,652)	(12,144)	(503,422)	1,786,547

6,768,165	2,764,019	(1,038,979)	984,606	305,733	2,433,756

1,079,321	2,487,733	2,651,602	4,000,870	821,428	1,429,562
(346,440)	(377,869)	(1,572,240)	7,073,958	89,409	529,115
(4,442,654)	(947,719)	(1,845,938)	(2,040,808)	(1,297,454)	(787,383)
(60,921)	(39,684)	(131,486)	(74,779)	(36,015)	(25,711)
(3,770,694)	1,122,461	(898,062)	8,959,241	(422,632)	1,145,583

2,997,471	3,886,480	(1,937,041)	9,943,847	(116,899)	3,579,339
21,888,000	18,001,520	36,275,325	26,331,478	17,657,320	14,077,981
$24,885,471	$21,888,000	$34,338,284	$36,275,325	$17,540,421	$17,657,320

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Mid-Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$189,345
Mortality and expense risk charge	(112,095)
Net investment income(loss)	77,250

Realized gain(loss) on investments:
Net realized gain distributions	591,702
Net realized gain(loss) on sale of fund shares	583,854
Net realized gain(loss)	1,175,556

Change in unrealized appreciation/depreciation	4,115,623

Net increase(decrease) in net assets resulting
from operations	$5,368,429

	Mid-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$77,250	$79,261
Net realized gain(loss)	1,175,556	462,181
Net change in unrealized appreciation/depreciation	4,115,623	1,467,286
Net increase(decrease) in net assets resulting
from operations	5,368,429	2,008,728

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,016,910	1,156,543
Subaccounts transfers (including fixed account), net	1,715,009	(43,924)
Transfers for policyowner benefits and terminations	(1,814,131)	(1,450,641)
Policyowner maintenance charges	(35,231)	(22,166)
Net increase(decrease) from policyowner transactions	882,557	(360,188)

Total increase(decrease) in net assets	6,250,986	1,648,540
Net assets at beginning of period	15,313,152	13,664,612
Net assets at end of period	$21,564,138	$15,313,152

The accompanying notes are an integral part of these financial statements.

Vanguard
Stock Market		Equity
Index		Income		Growth

2013		2013		2013

$212,913		$447,313		$31,500
(85,078)		(103,644)		(38,489)
127,835		343,669		(6,989)

491,902		-		-
237,030		2,349,778		227,396
728,932		2,349,778		227,396

3,065,625		1,694,334		1,703,043

$3,922,392		$4,387,781		$1,923,450

Stock Market Index		Equity Income		Growth

2013	2012	2013	2012	2013	2012

$127,835	$122,355	$343,669	$293,060	$(6,989)	$(9,637)
728,932	779,802	2,349,778	149,723	227,396	136,554
3,065,625	720,017	1,694,334	1,453,608	1,703,043	766,532

3,922,392	1,622,174	4,387,781	1,896,391	1,923,450	893,449

510,000	503,173	293,799	188,216	192,820	97,328
906,889	(255,448)	(435,873)	322,891	6,891	(83,288)
(1,166,515)	(538,329)	(8,072,982)	(764,433)	(360,401)	(259,662)
(2,244)	(2,430)	(2,458)	(2,405)	(1,934)	(2,232)
248,130	(293,034)	(8,217,514)	(255,731)	(162,624)	(247,854)

4,170,522	1,329,140	(3,829,733)	1,640,660	1,760,826	645,595
11,668,004	10,338,864	16,678,245	15,037,585	5,775,662	5,130,067
$15,838,526	$11,668,004	$12,848,512	$16,678,245	$7,536,488	$5,775,662

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	High Yield
	Bond

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$432,739
Mortality and expense risk charge	(44,661)
Net investment income(loss)	388,078

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	213,885
Net realized gain(loss)	213,885

Change in unrealized appreciation/depreciation	(331,982)

Net increase(decrease) in net assets resulting
from operations	$269,981

	High Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$388,078	$365,380
Net realized gain(loss)	213,885	142,606
Net change in unrealized appreciation/depreciation	(331,982)	509,359
Net increase(decrease) in net assets resulting
from operations	269,981	1,017,345

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	299,513	609,161
Subaccounts transfers (including fixed account), net	(2,074,685)	357,491
Transfers for policyowner benefits and terminations	(565,967)	(429,355)
Policyowner maintenance charges	(1,216)	(1,491)
Net increase(decrease) from policyowner transactions	(2,342,355)	535,806

Total increase(decrease) in net assets	(2,072,374)	1,553,151
Net assets at beginning of period	8,699,605	7,146,454
Net assets at end of period	$6,627,231	$8,699,605

The accompanying notes are an integral part of these financial statements.

Vanguard

Balanced		International		Diversified

2013		2013		2013

$334,391		$418,696		$398,449
(84,063)		(154,425)		(108,083)
250,328		264,271		290,366

291,832		-		-
365,641		750,703		1,299,951
657,473		750,703		1,299,951

1,521,943		4,015,870		2,878,708

$2,429,744		$5,030,844		$4,469,025

Balanced		International		Diversified

2013	2012	2013	2012	2013	2012

$250,328	$267,043	$264,271	$370,865	$290,366	$269,874
657,473	184,806	750,703	(162,820)	1,299,951	184,792
1,521,943	914,077	4,015,870	4,331,291	2,878,708	1,831,817

2,429,744	1,365,926	5,030,844	4,539,336	4,469,025	2,286,483

1,213,338	535,950	743,429	1,844,129	861,884	1,356,867
(414,398)	(373,447)	(6,241,476)	(1,641,241)	(256,399)	(1,415,086)
(956,144)	(778,114)	(1,582,862)	(1,497,337)	(4,414,623)	(945,138)
(2,075)	(2,379)	(22,181)	(36,108)	(45,846)	(31,408)
(159,279)	(617,990)	(7,103,090)	(1,330,557)	(3,854,984)	(1,034,765)

2,270,465	747,936	(2,072,246)	3,208,779	614,041	1,251,718
12,474,802	11,726,866	27,187,401	23,978,622	16,188,813	14,937,095
$14,745,267	$12,474,802	$25,115,155	$27,187,401	$16,802,854	$16,188,813

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard
	Small Company
	Growth

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$107,523
Mortality and expense risk charge	(96,782)
Net investment income(loss)	10,741

Realized gain(loss) on investments:
Net realized gain distributions	1,187,456
Net realized gain(loss) on sale of fund shares	835,178
Net realized gain(loss)	2,022,634

Change in unrealized appreciation/depreciation	4,060,746

Net increase(decrease) in net assets resulting
from operations	$6,094,121

	Small Company Growth

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$10,741	$(46,526)
Net realized gain(loss)	2,022,634	516,936
Net change in unrealized appreciation/depreciation	4,060,746	1,125,437
Net increase(decrease) in net assets resulting
from operations	6,094,121	1,595,847

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	597,160	799,138
Subaccounts transfers (including fixed account), net	(172,015)	68,359
Transfers for policyowner benefits and terminations	(911,041)	(713,289)
Policyowner maintenance charges	(17,714)	(12,802)
Net increase(decrease) from policyowner transactions	(503,610)	141,406

Total increase(decrease) in net assets	5,590,511	1,737,253
Net assets at beginning of period	13,316,976	11,579,723
Net assets at end of period	$18,907,487	$13,316,976

The accompanying notes are an integral part of these financial statements.

	Wells Fargo			ProFunds

Discovery		Opportunity		Bull

2013		2013		2013

$38		$603		$-
(3,177)		(1,783)		(30,742)
(3,139)		(1,180)		(30,742)

14,612		-		36,502
56,536		3,886		153,780
71,148		3,886		190,282

122,700		74,651		689,778

$190,709		$77,357		$849,318

Discovery		Opportunity		Bull

2013	2012	2013	2012	2013	2012

$(3,139)	$(2,798)	$(1,180)	$(1,214)	$(30,742)	$(18,121)
71,148	6,077	3,886	98	190,282	513,289
122,700	62,984	74,651	33,807	689,778	(81,391)

190,709	66,263	77,357	32,691	849,318	413,777

326	250	3,004	3,274	1,981	-
(14,594)	19,194	6,538	(7)	671,785	568,546
(8,418)	(1,200)	(7,536)	(15)	(223,487)	(938,137)
(297)	(309)	(223)	(258)	-	-
(22,983)	17,935	1,783	2,994	450,279	(369,591)

167,726	84,198	79,140	35,685	1,299,597	44,186
474,964	390,766	254,805	219,120	2,684,033	2,639,847
$642,690	$474,964	$333,945	$254,805	$3,983,630	$2,684,033

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Europe

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$1,405
Mortality and expense risk charge	(881)
Net investment income(loss)	524

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	87
Net realized gain(loss)	87

Change in unrealized appreciation/depreciation	18,707

Net increase(decrease) in net assets resulting
from operations	$19,318

	Europe

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$524	$1,343
Net realized gain(loss)	87	(10,739)
Net change in unrealized appreciation/depreciation	18,707	7,206
Net increase(decrease) in net assets resulting
from operations	19,318	(2,190)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	4,931	33,071
Transfers for policyowner benefits and terminations	-	(968)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	4,931	32,103

Total increase(decrease) in net assets	24,249	29,913
Net assets at beginning of period	91,665	61,752
Net assets at end of period	$115,914	$91,665

The accompanying notes are an integral part of these financial statements.

ProFunds

Mid-Cap		NASDAQ-100		Small-Cap

2013		2013		2013

$15		$-		$-
(136)		(906)		(94)
(121)		(906)		(94)

-		-		-
16		27,529		5,686
16		27,529		5,686

3,819		302		(1,704)

$3,714		$26,925		$3,888

Mid-Cap		NASDAQ-100		Small-Cap

2013	2012	2013	2012	2013	2012

$(121)	$(30)	$(906)	$(565)	$(94)	$(258)
16	4	27,529	5,044	5,686	(4,753)
3,819	597	302	1,841	(1,704)	1,076

3,714	571	26,925	6,320	3,888	(3,935)

-	-	-	-	-	-
47,437	-	1,960	187,280	(170,033)	156,184
-	-	(183,396)	(3,704)	(450)	(906)
-	-	-	-	-	-
47,437	-	(181,436)	183,576	(170,483)	155,278

51,151	571	(154,511)	189,896	(166,595)	151,343
4,258	3,687	203,129	13,233	166,595	15,252
$55,409	$4,258	$48,618	$203,129	$-	$166,595

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Small-Cap
	Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$30
Mortality and expense risk charge	(135)
Net investment income(loss)	(105)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	163
Net realized gain(loss)	163

Change in unrealized appreciation/depreciation	4,569

Net increase(decrease) in net assets resulting
from operations	$4,627

	Small-Cap Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(105)	$(35)
Net realized gain(loss)	163	-
Net change in unrealized appreciation/depreciation	4,569	358
Net increase(decrease) in net assets resulting
from operations	4,627	323

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(663)	11,542
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(663)	11,542

Total increase(decrease) in net assets	3,964	11,865
Net assets at beginning of period	12,902	1,037
Net assets at end of period	$16,866	$12,902

The accompanying notes are an integral part of these financial statements.

ProFunds
				Short
Classic Dow		Bear		NASDAQ

2013		2013		2013

$-		$-		$-
(921)		(2,430)		(281)
(921)		(2,430)		(281)

-		-		-
25,228		(64,569)		(8,198)
25,228		(64,569)		(8,198)

3,657		(16,401)		(3,358)

$27,964		$(83,400)		$(11,837)

Classic Dow		Bear		Short NASDAQ

2013	2012	2013	2012	2013	2012

$(921)	$(470)	$(2,430)	$(2,076)	$(281)	$(414)
25,228	(2,513)	(64,569)	(22,658)	(8,198)	(13,421)
3,657	512	(16,401)	(12,349)	(3,358)	124

27,964	(2,471)	(83,400)	(37,083)	(11,837)	(13,711)

-	-	-	-	-	-
67,092	192,949	198,084	305,303	2,022	2,124
(184,185)	(4,204)	(235,630)	(5,619)	-	-
-	-	-	-	-	-
(117,093)	188,745	(37,546)	299,684	2,022	2,124

(89,129)	186,274	(120,946)	262,601	(9,815)	(11,587)
194,395	8,121	297,839	35,238	32,678	44,265
$105,266	$194,395	$176,893	$297,839	$22,863	$32,678

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds
	Short Small-
	Cap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(357)
Net investment income(loss)	(357)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(13,347)
Net realized gain(loss)	(13,347)

Change in unrealized appreciation/depreciation	(1,609)

Net increase(decrease) in net assets resulting
from operations	$(15,313)

	Short Small-Cap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(357)	$(651)
Net realized gain(loss)	(13,347)	(28,240)
Net change in unrealized appreciation/depreciation	(1,609)	(2,758)
Net increase(decrease) in net assets resulting
from operations	(15,313)	(31,649)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	550	42,763
Transfers for policyowner benefits and terminations	-	(5,940)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	550	36,823

Total increase(decrease) in net assets	(14,763)	5,174
Net assets at beginning of period	46,330	41,156
Net assets at end of period	$31,567	$46,330

The accompanying notes are an integral part of these financial statements.

ProFunds

Short Dow		UltraMid		UltraOTC

2013		2013		2013

$-		$-		$-
(143)		(356)		(1,324)
(143)		(356)		(1,324)

-		-		-
(3,944)		22,405		26,021
(3,944)		22,405		26,021

(1,007)		(399)		60,405

$(5,094)		$21,650		$85,102

Short Dow		UltraMid		UltraOTC

2013	2012	2013	2012	2013	2012

$(143)	$(250)	$(356)	$(417)	$(1,324)	$(1,285)
(3,944)	(1,487)	22,405	2,647	26,021	34,014
(1,007)	(191)	(399)	(165)	60,405	4,902

(5,094)	(1,928)	21,650	2,065	85,102	37,631

-	-	-	-	-	-
634	(377)	1,848	76,689	18,272	(28,884)
-	-	(92,751)	(16,122)	-	(16,408)
-	-	-	-	-	-
634	(377)	(90,903)	60,567	18,272	(45,292)

(4,460)	(2,305)	(69,253)	62,632	103,374	(7,661)
14,989	17,294	84,985	22,353	106,782	114,443
$10,529	$14,989	$15,732	$84,985	$210,156	$106,782

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	UltraSmall

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(385)
Net investment income(loss)	(385)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	21,490
Net realized gain(loss)	21,490

Change in unrealized appreciation/depreciation	1,868

Net increase(decrease) in net assets resulting
from operations	$22,973

	UltraSmall

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(385)	$(243)
Net realized gain(loss)	21,490	4,549
Net change in unrealized appreciation/depreciation	1,868	(1,314)
Net increase(decrease) in net assets resulting
from operations	22,973	2,992

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	122,943	(8,908)
Transfers for policyowner benefits and terminations	(105,237)	(15,040)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	17,706	(23,948)

Total increase(decrease) in net assets	40,679	(20,956)
Net assets at beginning of period	817	21,773
Net assets at end of period	$41,496	$817

The accompanying notes are an integral part of these financial statements.

ProFunds
		U.S. Gov.
UltraBull		Plus		Opportunity

2013		2013		2013

$-		$336		$-
(303)		(2,278)		(570)
(303)		(1,942)		(570)

3,618		20,864		-
6,346		(94,767)		8,567
9,964		(73,903)		8,567

3,214		8,077		1,104

$12,875		$(67,768)		$9,101

UltraBull		U.S. Gov. Plus		Opportunity

2013	2012	2013	2012	2013	2012

$(303)	$(331)	$(1,942)	$(2,083)	$(570)	$(139)
9,964	8,675	(73,903)	(4,656)	8,567	(863)
3,214	(1,706)	8,077	(12,506)	1,104	892

12,875	6,638	(67,768)	(19,245)	9,101	(110)

-	-	-	-	-	-
17,380	(10,412)	(50,212)	217,155	101,529	26,852
-	(15,392)	(78,862)	(1,996)	(41,008)	-
-	-	-	-	-	-
17,380	(25,804)	(129,074)	215,159	60,521	26,852

30,255	(19,166)	(196,842)	195,914	69,622	26,742
14,422	33,588	259,331	63,417	26,742	-
$44,677	$14,422	$62,489	$259,331	$96,364	$26,742

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Oil & Gas

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$606
Mortality and expense risk charge	(1,182)
Net investment income(loss)	(576)

Realized gain(loss) on investments:
Net realized gain distributions	5,374
Net realized gain(loss) on sale of fund shares	902
Net realized gain(loss)	6,276

Change in unrealized appreciation/depreciation	22,709

Net increase(decrease) in net assets resulting
from operations	$28,409

	Oil & Gas

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(576)	$(1,161)
Net realized gain(loss)	6,276	9,576
Net change in unrealized appreciation/depreciation	22,709	(6,167)
Net increase(decrease) in net assets resulting
from operations	28,409	2,248

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	-
Subaccounts transfers (including fixed account), net	(5,262)	54,853
Transfers for policyowner benefits and terminations	(31,976)	(30,444)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(37,238)	24,409

Total increase(decrease) in net assets	(8,829)	26,657
Net assets at beginning of period	149,028	122,371
Net assets at end of period	$140,199	$149,028

The accompanying notes are an integral part of these financial statements.

ProFunds
Precious
Metals		Real Estate		High Yield

2013		2013		2013

$-		$1,396		$1,291
(2,037)		(862)		(440)
(2,037)		534		851

-		-		1,013
(190,229)		16,326		662
(190,229)		16,326		1,675

40,846		(16,254)		1,415

$(151,420)		$606		$3,941

Precious Metals		Real Estate		High Yield

2013	2012	2013	2012	2013	2012

$(2,037)	$(4,491)	$534	$1,346	$851	$926
(190,229)	(44,902)	16,326	2,911	1,675	3
40,846	(35,658)	(16,254)	9,176	1,415	26

(151,420)	(85,051)	606	13,433	3,941	955

-	-	-	-	-	-
(155,388)	(133,778)	29,218	(11,874)	(1,395)	48,662
(9,516)	(36,037)	(214)	-	-	-
-	-	-	-	-	-
(164,904)	(169,815)	29,004	(11,874)	(1,395)	48,662

(316,324)	(254,866)	29,610	1,559	2,546	49,617
392,579	647,445	83,450	81,891	55,523	5,906
$76,255	$392,579	$113,060	$83,450	$58,069	$55,523

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	ProFunds

	Money Market

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$621
Mortality and expense risk charge	(27,765)
Net investment income(loss)	(27,144)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	-
Net realized gain(loss)	-

Change in unrealized appreciation/depreciation	-

Net increase(decrease) in net assets resulting
from operations	$(27,144)

	Money Market

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(27,144)	$(51,156)
Net realized gain(loss)	-	-
Net change in unrealized appreciation/depreciation	-	-
Net increase(decrease) in net assets resulting
from operations	(27,144)	(51,156)

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	616,412	394,498
Subaccounts transfers (including fixed account), net	(893,743)	(1,727,214)
Transfers for policyowner benefits and terminations	(2,019,096)	(428,556)
Policyowner maintenance charges	-	-
Net increase(decrease) from policyowner transactions	(2,296,427)	(1,761,272)

Total increase(decrease) in net assets	(2,323,571)	(1,812,428)
Net assets at beginning of period	3,988,243	5,800,671
Net assets at end of period	$1,664,672	$3,988,243

The accompanying notes are an integral part of these financial statements.

	Pimco			American Century

Commodity		Total Return		Mid Cap

2013		2013		2013

$143,132		$599,141		$17,304
(49,178)		(165,730)		(8,625)
93,954		433,411		8,679

-		195,044		21,859
(462,293)		(9,708)		147,271
(462,293)		185,336		169,130

(1,008,421)		(1,383,794)		191,240

$(1,376,760)		$(765,047)		$369,049

Commodity		Total Return		Mid Cap

2013	2012	2013	2012	2013	2012

$93,954	$201,047	$433,411	$556,282	$8,679	$20,273
(462,293)	63,421	185,336	714,985	169,130	112,039
(1,008,421)	145,838	(1,383,794)	1,097,187	191,240	59,080

(1,376,760)	410,306	(765,047)	2,368,454	369,049	191,392

134,507	259,767	1,766,646	4,098,161	109,752	79,631
(306,594)	31,763	(1,096,634)	243,782	(425,126)	(138,552)
(246,301)	(345,940)	(6,433,337)	(1,197,686)	(61,870)	(62,603)
(876)	(1,083)	(94,613)	(74,774)	(229)	(243)
(419,264)	(55,493)	(5,857,938)	3,069,483	(377,473)	(121,767)

(1,796,024)	354,813	(6,622,985)	5,437,937	(8,424)	69,625
9,243,302	8,888,489	28,967,998	23,530,061	1,339,575	1,269,950
$7,447,278	$9,243,302	$22,345,013	$28,967,998	$1,331,151	$1,339,575

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	International

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$27,703
Mortality and expense risk charge	(12,378)
Net investment income(loss)	15,325

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	131,616
Net realized gain(loss)	131,616

Change in unrealized appreciation/depreciation	273,752

Net increase(decrease) in net assets resulting
from operations	$420,693

	International

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,325	$3,423
Net realized gain(loss)	131,616	(10,497)
Net change in unrealized appreciation/depreciation	273,752	277,024
Net increase(decrease) in net assets resulting
from operations	420,693	269,950

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	36,750	96,065
Subaccounts transfers (including fixed account), net	549,348	(12,129)
Transfers for policyowner benefits and terminations	(93,299)	(58,510)
Policyowner maintenance charges	(116)	(126)
Net increase(decrease) from policyowner transactions	492,683	25,300

Total increase(decrease) in net assets	913,376	295,250
Net assets at beginning of period	1,650,168	1,354,918
Net assets at end of period	$2,563,544	$1,650,168

The accompanying notes are an integral part of these financial statements.

Franklin Templeton			MFS

Global Inc.		Utilities IC		Research

2013		2013		2013

$446,867		$42,741		$105,852
(55,570)		(10,137)		(18,537)
391,297		32,604		87,315

115,375		34,123		-
57,264		99,026		29,434
172,639		133,149		29,434

(498,541)		125,436		456,903

$65,395		$291,189		$573,652

Global Inc.		Utilities IC		Research

2013	2012	2013	2012	2013	2012

$391,297	$507,156	$32,604	$116,585	$87,315	$2,950
172,639	26,705	133,149	64,382	29,434	947
(498,541)	547,508	125,436	30,760	456,903	21,467

65,395	1,081,369	291,189	211,727	573,652	25,364

210,768	649,350	53,111	14,038	290,661	650
750,551	(624,322)	295,350	(182,187)	4,785,545	(9,988)
(484,297)	(348,483)	(152,467)	(158,406)	(172,567)	(12,373)
(643)	(7,017)	(361)	(292)	(26,539)	(9)
476,379	(330,472)	195,633	(326,847)	4,877,100	(21,720)

541,774	750,897	486,822	(115,120)	5,450,752	3,644
9,204,428	8,453,531	1,411,156	1,526,276	188,260	184,616
$9,746,202	$9,204,428	$1,897,978	$1,411,156	$5,639,012	$188,260

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Natural Res

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(24,713)
Net investment income(loss)	(24,713)

Realized gain(loss) on investments:
Net realized gain distributions	32,202
Net realized gain(loss) on sale of fund shares	(2,450)
Net realized gain(loss)	29,752

Change in unrealized appreciation/depreciation	26,204

Net increase(decrease) in net assets resulting
from operations	$31,243

	Natural Res

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(24,713)	$(18,726)
Net realized gain(loss)	29,752	105,320
Net change in unrealized appreciation/depreciation	26,204	33,866
Net increase(decrease) in net assets resulting
from operations	31,243	120,460

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	482,789	867,910
Subaccounts transfers (including fixed account), net	1,101,552	(403,702)
Transfers for policyowner benefits and terminations	(217,167)	(113,902)
Policyowner maintenance charges	(28,559)	(16,973)
Net increase(decrease) from policyowner transactions	1,338,615	333,333

Total increase(decrease) in net assets	1,369,858	453,793
Net assets at beginning of period	3,337,182	2,883,389
Net assets at end of period	$4,707,040	$3,337,182

The accompanying notes are an integral part of these financial statements.

Summit
				EAFE
Zenith		S&P 500		Intl.

2013		2013		2013

$3,746		$9,651		$36,818
(1,303)		(1,918)		(5,350)
2,443		7,733		31,468

-		7,835		-
18,435		27,940		19,457
18,435		35,775		19,457

38,082		37,694		114,726

$58,960		$81,202		$165,651

Zenith		S&P 500		EAFE Intl.

2013	2012	2013	2012	2013	2012

$2,443	$2,075	$7,733	$2,183	$31,468	$11,905
18,435	3,124	35,775	590	19,457	(2,293)
38,082	20,344	37,694	19,552	114,726	98,207

58,960	25,543	81,202	22,325	165,651	107,819

-	500	20,631	300	35,487	12,071
35,994	685	355,689	38,375	818,678	4,839
-	(9,568)	(31,046)	(3,851)	(21,265)	(39,555)
(66)	(62)	(117)	(126)	(280)	(311)
35,928	(8,445)	345,157	34,698	832,620	(22,956)

94,888	17,098	426,359	57,023	998,271	84,863
175,370	158,272	185,682	128,659	718,310	633,447
$270,258	$175,370	$612,041	$185,682	$1,716,581	$718,310

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	MidCap

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,986
Mortality and expense risk charge	(2,383)
Net investment income(loss)	1,603

Realized gain(loss) on investments:
Net realized gain distributions	13,950
Net realized gain(loss) on sale of fund shares	22,500
Net realized gain(loss)	36,450

Change in unrealized appreciation/depreciation	70,932

Net increase(decrease) in net assets resulting
from operations	$108,985

	S&P MidCap

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,603	$1,178
Net realized gain(loss)	36,450	10,399
Net change in unrealized appreciation/depreciation	70,932	38,290
Net increase(decrease) in net assets resulting
from operations	108,985	49,867

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	-	500
Subaccounts transfers (including fixed account), net	38,559	(13,382)
Transfers for policyowner benefits and terminations	(6,534)	(3,927)
Policyowner maintenance charges	(143)	(231)
Net increase(decrease) from policyowner transactions	31,882	(17,040)

Total increase(decrease) in net assets	140,867	32,827
Net assets at beginning of period	343,322	310,495
Net assets at end of period	$484,189	$343,322

The accompanying notes are an integral part of these financial statements.

Summit
		Mod.
Growth		Growth		Moderate

2013		2013		2013

$17,016		$20,735		$5,256
(4,097)		(4,194)		(1,496)
12,919		16,541		3,760

-		-		-
483		862		(40)
483		862		(40)

117,383		87,617		7,982

$130,785		$105,020		$11,702

Growth		Mod. Growth		Moderate

2013	2012	2013	2012	2013	2012

$12,919	$-	$16,541	$-	$3,760	$-
483	-	862	-	(40)	-
117,383	-	87,617	-	7,982	-

130,785	-	105,020	-	11,702	-

219,454	-	2,231,669	-	636,070	-
2,190,833	-	364,067	-	6	-
(6,296)	-	(6,992)	-	(747)	-
(7,228)	-	(8,493)	-	(3,774)	-
2,396,763	-	2,580,251	-	631,555	-

2,527,548	-	2,685,271	-	643,257	-
-	-	-	-	-	-
$2,527,548	$-	$2,685,271	$-	$643,257	$-

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	T. Rowe

	Blue Chip

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,672
Mortality and expense risk charge	(70,259)
Net investment income(loss)	(66,587)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	808,661
Net realized gain(loss)	808,661

Change in unrealized appreciation/depreciation	3,270,728

Net increase(decrease) in net assets resulting
from operations	$4,012,802

	Blue Chip

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(66,587)	$(37,944)
Net realized gain(loss)	808,661	360,902
Net change in unrealized appreciation/depreciation	3,270,728	1,051,850
Net increase(decrease) in net assets resulting
from operations	4,012,802	1,374,808

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	948,336	1,431,170
Subaccounts transfers (including fixed account), net	(356,775)	(139,201)
Transfers for policyowner benefits and terminations	(665,753)	(280,670)
Policyowner maintenance charges	(43,865)	(28,038)
Net increase(decrease) from policyowner transactions	(118,057)	983,261

Total increase(decrease) in net assets	3,894,745	2,358,069
Net assets at beginning of period	10,079,072	7,721,003
Net assets at end of period	$13,973,817	$10,079,072

The accompanying notes are an integral part of these financial statements.

Morgan Stanley			DFA
Emerging
Markets		Bond		Small

2013		2013		2013

$75,590		$14,613		$43,425
(39,882)		(17,375)		(9,060)
35,708		(2,762)		34,365

-		45,928		59,332
209,131		(4,472)		33,556
209,131		41,456		92,888

(331,904)		(67,190)		225,061

$(87,065)		$(28,496)		$352,314

Emerging Markets		Bond		Small

2013	2012	2013	2012	2013	2012

$35,708	$(36,234)	$(2,762)	$29,561	$34,365	$19,757
209,131	39,740	41,456	33,994	92,888	(77,416)
(331,904)	997,201	(67,190)	30,281	225,061	274,557

(87,065)	1,000,707	(28,496)	93,836	352,314	216,898

416,476	820,841	304,707	607,983	196,167	177,189
566,928	(418,334)	354,203	130,119	606,185	(595,632)
(314,628)	(261,001)	(107,761)	(75,889)	(59,605)	(42,548)
(15,070)	(14,110)	(110)	(77)	(51)	(1,970)
653,706	127,396	551,039	662,136	742,696	(462,961)

566,641	1,128,103	522,543	755,972	1,095,010	(246,063)
6,647,641	5,519,538	2,702,790	1,946,818	1,126,098	1,372,161
$7,214,282	$6,647,641	$3,225,333	$2,702,790	$2,221,108	$1,126,098

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVA

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2013
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$119,916
Mortality and expense risk charge	(26,362)
Net investment income(loss)	93,554

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	34,778
Net realized gain(loss)	34,778

Change in unrealized appreciation/depreciation	711,599

Net increase(decrease) in net assets resulting
from operations	$839,931

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2013	2012
Increase(decrease) in net assets from operations:
Net investment income(loss)	$93,554	$86,011
Net realized gain(loss)	34,778	(201,066)
Net change in unrealized appreciation/depreciation	711,599	538,835
Net increase(decrease) in net assets resulting
from operations	839,931	423,780

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	718,990	966,564
Subaccounts transfers (including fixed account), net	273,076	(527,185)
Transfers for policyowner benefits and terminations	(172,076)	(178,560)
Policyowner maintenance charges	(21,779)	(17,332)
Net increase(decrease) from policyowner transactions	798,211	243,487

Total increase(decrease) in net assets	1,638,142	667,267
Net assets at beginning of period	3,559,744	2,892,477
Net assets at end of period	$5,197,886	$3,559,744

The accompanying notes are an integral part of these financial statements.

DFA

Fixed		Large		Targeted

2013		2013		2013

$20,126		$50,538		$17,846
(32,590)		(18,327)		(11,983)
(12,464)		32,211		5,863

6,709		289,035		-
(1,415)		192,090		173,522
5,294		481,125		173,522

(13,378)		463,936		518,537

$(20,548)		$977,272		$697,922

Fixed		Large		Targeted

2013	2012	2013	2012	2013	2012

$(12,464)	$(11,277)	$32,211	$25,726	$5,863	$11,591
5,294	7,083	481,125	7,454	173,522	32,431
(13,378)	16,987	463,936	246,873	518,537	175,371

(20,548)	12,793	977,272	280,053	697,922	219,393

359,955	1,271,660	515,379	143,940	135,388	112,869
3,828,200	(2,490,378)	427,492	627,514	426,157	23,818
(440,068)	(371,536)	(101,428)	(31,768)	(70,112)	(34,966)
(321)	(7,398)	(163)	(67)	(152)	(100)
3,747,766	(1,597,652)	841,280	739,619	491,281	101,621

3,727,218	(1,584,859)	1,818,552	1,019,672	1,189,203	321,014
3,731,299	5,316,158	1,984,569	964,897	1,387,646	1,066,632
$7,458,517	$3,731,299	$3,803,121	$1,984,569	$2,576,849	$1,387,646

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2013 AND 2012

1.  ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company.  The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.  The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained.  Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series.  At December 31, 2013 there are one hundred subaccounts available within the Account listed as follows:

Calvert Investment Management, Inc.	Fidelity Management & Research
(Advisor) (See Note 3)	Company, continued
Calvert (Fund Series short cite)	Fidelity, continued
*Balanced (Subaccount short cite)	*High Income SC
*Mid Cap	*Contrafund IC
*Social Equity	*Contrafund SC
*Small Cap	*Mid Cap IC
*Mid Cap SC
Deutsche Investment Management	*Strategic
Americas Inc.
Scudder	Invesco Advisers, Inc.
*Small Cap	AIM
*Small Mid Value (formerly DWS Dreman	*Dividend
Small Mid Cap Value VIP Portfolio, Class A)	(Commenced April 29, 2011)
*Thematic (formerly DWS Global	*Health
Thematic VIP Portfolio, Class A)	*Technology
*Growth	*Intl. Growth
(Commenced April 29, 2011)	*Franchise (formerly Invesco Van Kampen V.I.
American Franchise Fund Portfolio, Series I)
Fidelity Management & Research	(Commenced April 27, 2012)
Company
Fidelity	Janus Capital Management LLC
*Overseas IC	Janus
*Inv. Grade Bond IC	*Growth
*Equity Income IC
*Growth IC
*High Income IC

1.  ORGANIZATION, continued

Neuberger Berman Management LLC	Wellington Management Company, LLP
Neuberger Berman	Vanguard
*Balanced	*High Yield Bond
*Growth	*Balanced
*Bond
*Partners	Schroder Investment Management North
*Regency	America, Inc., Baillie Gifford
Overseas Ltd. and M & G Investment
Guggenheim Investments	Management Limited (formerly Schroder Investment
Rydex	Management North America, Inc. and Baillie Gifford
*Nova	Overseas Ltd.)
*NASDAQ	Vanguard
*Precious Metals	*International
*Inv. S&P 500
*Gov. Long Bond	Barrow, Hanley, Mewhinney &
*Inverse NASDAQ	Strauss, LLC
*Inv. Long Bond	(formerly Barrow, Hanley, Mewhinney &
*Russell	Strauss, Inc.)
*Sector Rotation (formerly Guggenheim U.S.	Vanguard
Long Short Momentum Fund Portfolio)	*Diversified

Third Avenue Management LLC	The Vangaurd Group. Inc. and
Third Avenue	Granahan Investment Management, Inc.
*Value	(formerly Granahan Investment Management, Inc.)
Vanguard
The Vanguard Group. Inc.	*Small Company Growth
Vanguard
*Money Market	Wells Fargo Funds Management, LLC
*Equity Index	Wells Fargo
*Total Bond	*Discovery
*REIT Index	*Opportunity
*Mid-Cap
*Stock Market Index	ProFund Advisors LLC
ProFunds
The Vanguard Group. Inc. and	*Bull
Wellington Management Company, LLP	*Europe
Vanguard	*Mid-Cap
*Equity Income	*NASDAQ-100
*Small-Cap
Wellington Management Company, LLP,	*Small-Cap Value
Delaware Investments Fund Advisers and	*Classic Dow
William Blair & Company, L.L.C.	*Bear
(formerly AllianceBerstein L.P. and William Blair &	*Short NASDAQ
Company, L.L.C.)
Vanguard
*Growth

1.  ORGANIZATION, continued

ProFund Advisors LLC, continued	Calvert Investment Management, Inc.
ProFunds, continued	(See Note 3)
*Short Small-Cap	Summit
*Short Dow	*Natural Res
*UltraMid	*Zenith
*UltraOTC	*S&P 500
*UltraSmall	*EAFE Intl.
*UltraBull	(Commenced April 30, 2010)
*U.S. Gov. Plus	*S&P MidCap
*Opportunity	(Commenced April 30, 2010)
*Oil & Gas	*Growth
*Precious Metals	(Commenced April 30, 2013)
*Real Estate	*Mod. Growth
*High Yield	(Commenced April 30, 2013)
*Money Market	*Moderate
(Commenced April 30, 2013)
Pacific Investment Management
Company LLC	T. Rowe Price Associates, Inc.
Pimco	T. Rowe
*Commodity	*Blue Chip
*Total Return
(Commenced May 1, 2009)	Morgan Stanley Investment
Management Inc.
American Century Investment	Morgan Stanley
Management, Inc.	*Emerging Markets
American Century
*Mid Cap	Dimensional Fund Advisors LP
*International	DFA
*Bond
Franklin Advisers, Inc.	(Commenced January 4, 2011)
Franklin Templeton	*Small
*Global Inc.	(Commenced January 3, 2011)
*Value
Massachusetts Financial Services	(Commenced January 3, 2011)
Company (formerly Massachusetts Financial	*Fixed
Service Company)	(Commenced January 20, 2011)
MFS	*Large
*Utilities IC	(Commenced December 23, 2010)
*Research	*Targeted
(Commenced December 23, 2010)

 Note:    The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends.  The value of the policyowners’ units corresponds to the investment in the underlying subaccounts.  The availability of investment portfolio and subaccount options may vary between products.  Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.  Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements.  It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date.  The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  Each asset and liability carried at fair value is classified into one of the following categories:

•       Level 1 – Quoted market prices in active markets for identical assets or liabilities.

•       Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.

•       Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios.  As a result, and as required by law, pricing information is provided on an ongoing basis.  Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day.  On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

CONTRACTS IN THE PAYOUT PHASE

Net assets of each subaccount allocated to contracts in the payout phase are at market value.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.  During the periods reflected in these financial statements there were no required adjustments.  All assets are in the accumulation phase unless they are identified on the Statement of Net Assets.

2.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company.  The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code.  Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account.  Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract.  Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee.  These fees are reflected in the daily value of the underlying portfolio share price.  The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2013 and 2012, as follows:

	Investment Advisory Fee	Management/ Administrative Fee
Calvert:
Balanced	0.00425	0.00275
Mid Cap	0.00650	0.00250
Social Equity	0.00500	0.00200
Small Cap	0.00850	0.00050
Summit:
Natural Res	0.00550	0.00100
Zenith	0.00640	0.00100
S&P 500	0.00250	0.00100
EAFE Intl.	0.00560	0.00100
S&P MidCap	0.00300	0.00100
Growth	0.00420	0.00100 (A)
Mod. Growth	0.00420	0.00100 (A)
Moderate	0.00420	0.00100 (A)

(A)    New Subaccount in 2013.

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2013 were as follows:

	Purchases	Sales
Calvert:
Balanced	$379,397	$103,594
Mid Cap	105,138	27,803
Social Equity	101,757	275,930
Small Cap	24,583	569,082

Scudder:
Small Cap	61,402	82,470
Small Mid Value	766,154	1,582,667
Thematic	590,974	263,211
Growth	234,157	152,440

Fidelity:
Overseas IC	1,121,185	631,652
Inv. Grade Bond IC	4,625,147	6,379,600
Equity Income IC	654,289	760,258
Growth IC	501,686	1,335,616
High Income IC	4,727,890	2,225,725
High Income SC	379,456	304,350
Contrafund IC	1,489,587	5,242,551
Contrafund SC	98,013	289,861
Mid Cap IC	1,774,408	4,319,785
Mid Cap SC	365,722	428,968
Strategic	2,294,864	2,700,470

AIM:
Dividend	263,373	88,120
Health	118,978	15,338
Technology	44,625	14,229
Intl. Growth	890,032	471,948
Franchise	261,651	96,431

Janus:
Growth	209	875

Neuberger Berman:
Balanced	226	1,585
Growth	113	20,216
Bond	277,732	102,590
Partners	880,426	726,969
Regency	500,693	232,860

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

Rydex:
Nova	$17,948,525	$17,092,786
NASDAQ	1,198,544	1,400,836
Precious Metals	1,841,124	2,399,576
Inv. S&P 500	713,207	723,435
Gov. Long Bond	790,717	973,616
Inverse NASDAQ	100,980	75,943
Inv. Long Bond	1,089,231	758,843
Russell	1,593,007	1,198,225
Sector Rotation	495,015	652,646

Third Avenue:
Value	599,172	1,386,477

Vanguard:
Money Market	31,152,151	33,680,954
Equity Index	4,179,686	7,031,190
Total Bond	5,134,008	4,942,681
REIT Index	3,633,511	3,343,626
Mid-Cap	4,830,787	3,279,279
Stock Market Index	2,496,861	1,628,994
Equity Income	2,273,572	10,147,416
Growth	623,444	793,057
High Yield Bond	1,371,135	3,325,413
Balanced	2,631,771	2,248,889
International	1,853,210	8,692,029
Diversified	2,237,720	5,802,339
Small Company Growth	3,808,549	3,113,961

Well Fargo:
Discovery	146,087	157,596
Opportunity	23,495	22,891

ProFunds:
Bull	2,282,949	1,826,909
Europe	6,328	873
Mid-Cap	47,451	135
NASDAQ-100	1,674,701	1,857,043
Small-Cap	1,274,643	1,445,220
Small-Cap Value	29	798
Classic Dow	1,686,131	1,804,145
Bear	961,185	1,001,161
Short NASDAQ	200,935	199,194
Short Small-Cap	222,250	222,057

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales

ProFunds, continued:
Short Dow	$219,223	$218,732
UltraMid	807,390	898,649
UltraOTC	119,971	103,022
UltraSmall	549,547	532,225
UltraBull	200,236	179,542
U.S. Gov. Plus	1,430,323	1,540,475
Opportunity	711,976	652,025
Oil & Gas	360,586	393,027
Precious Metals	86,850	253,791
Real Estate	174,486	144,948
High Yield	35,959	35,489
Money Market	9,021,363	11,344,934

Pimco:
Commodity	856,239	1,181,549
Total Return	4,554,879	9,784,361

American Century:
Mid Cap	523,830	870,765
International	1,533,260	1,025,252

Franklin Templeton:
Global Inc.	3,409,794	2,426,744

MFS:
Utilities IC	1,148,554	886,195
Research	5,487,583	523,167

Summit:
Natural Res	1,729,500	383,395
Zenith	98,600	60,229
S&P 500	574,242	213,517
EAFE Intl.	1,107,265	243,177
S&P MidCap	142,958	95,523
Growth	2,426,649	16,967
Mod. Growth	2,651,943	55,150
Moderate	640,770	5,455

T. Rowe:
Blue Chip	2,607,834	2,792,477

Morgan Stanley:
Emerging Markets	3,363,899	2,674,484

4.  PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
DFA:
Bond	$1,145,347	$551,141
Small	1,253,641	417,249
Value	1,691,611	799,846
Fixed	5,076,416	1,334,406
Large	2,227,992	1,065,465
Targeted	1,344,916	847,772

5.  FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).  Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets.  This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value.  Included in this category are mortality and expense charges.  During the year ended December 31, 2013, these fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected.  Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded.  For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods.  These percentages do not include any expenses assessed through the redemption of units.

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Calvert:
Balanced
2013	2.73	3.19	523,524	1,475,804	1.15	0.60		17.30	17.30
2012	2.33	2.72	470,098	1,126,983	1.18	0.60		9.85	9.85
2011	2.12	2.47	621,503	1,347,428	1.21	0.60		3.94	3.97
2010	2.04	2.38	752,716	1,569,332	1.38	0.60	*	11.43	11.44
2009	1.83	2.14	469,068	890,491	2.40	0.55		24.61	24.61

Mid Cap
2013	50.31	52.41	19,269	978,906	-	0.60		29.13	29.13
2012	38.96	40.58	19,731	776,074	-	0.60		16.05	16.05
2011	33.57	34.97	20,195	684,333	-	0.60		1.72	1.72
2010	33.01	34.38	22,583	751,568	-	0.60	*	30.69	30.70
2009	25.26	26.30	23,376	595,166	-	0.55		31.29	31.29

Social Equity
2013	30.97	30.97	24,978	773,447	0.08	0.60		30.27	30.27
2012	23.77	23.77	33,359	792,948	0.10	0.60		15.26	15.26
2011	20.62	20.62	33,907	699,281	-	0.60		(1.93)	(1.93)
2010	21.03	21.03	39,109	822,444	0.06	0.60		16.56	16.56
2009	18.04	18.04	39,480	712,271	0.41	0.55		33.53	33.53

Small Cap
2013	59.43	59.43	1,718	102,080	-	0.60		29.95	29.95
2012	45.73	45.73	11,875	543,010	-	0.60		13.35	13.35
2011	40.34	40.34	12,296	496,061	-	0.60		(2.60)	(2.60)
2010	41.42	41.42	11,992	496,718	-	0.60	*	36.66	36.66
2009	30.31	30.31	13,344	404,444	0.05	0.55		34.04	34.04

Scudder
Small Cap
2013	28.29	28.29	4,173	118,059	1.96	0.60		37.81	37.81
2012	20.53	20.53	5,415	111,162	0.96	0.60		15.55	15.55
2011	17.76	17.76	9,562	169,866	0.86	0.60		(4.98)	(4.98)
2010	18.70	18.70	8,461	158,194	1.09	0.60	*	25.65	25.65
2009	14.88	14.88	8,760	130,348	1.54	0.55		25.88	25.88

Small Mid Value
2013	17.70	17.70	149,273	2,641,813	1.35	0.60		34.43	34.43
2012	13.16	13.17	205,876	2,710,213	1.10	0.60		13.08	13.08
2011	11.64	11.64	210,811	2,454,104	0.96	0.60		(6.64)	(6.64)
2010	12.47	12.47	166,454	2,075,608	1.68	0.60	*	22.33	22.35
2009	10.19	10.19	222,089	2,263,643	1.18	0.55		28.99	29.00

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Scudder, continued:
Thematic
2013	11.13	11.45	35,623	407,885	0.42	0.60		12.67	21.35
2012	9.23	9.44	3,827	36,102	2.13	0.60		17.88	17.88
2011	7.90	8.00	8,277	66,255	0.77	0.60		(14.90)	(8.01)
2010	9.26	9.41	35,612	334,585	1.33	0.60	*	12.98	14.10
2009	8.24	8.32	50,028	416,478	0.93	0.55		18.49	43.04

Growth
2013	28.57	28.58	8,232	235,194	1.89	0.60		33.84	33.84
2012	21.35	21.35	5,267	112,430	0.90	0.60		15.36	15.36
2011	18.51	18.51	6,847	126,706	-	0.60		(11.33)	(11.33)
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Fidelity:
Overseas IC
2013	28.61	28.61	137,376	3,930,373	1.52	0.60		29.66	29.66
2012	22.07	22.07	120,315	2,654,846	1.99	0.60		20.02	20.02
2011	18.39	18.39	131,089	2,410,153	1.36	0.60		(17.66)	(17.66)
2010	22.33	22.33	151,133	3,374,510	1.37	0.60		12.44	12.44
2009	19.86	19.86	191,471	3,802,194	2.37	0.55		25.84	25.84

Inv. Grade Bond IC
2013	17.84	23.08	1,250,939	22,357,878	2.16	0.60		(2.37)	(2.37)
2012	18.28	23.63	1,385,907	25,385,824	2.53	0.60		5.26	5.26
2011	17.36	22.45	1,165,342	20,317,950	3.81	0.60		6.69	6.70
2010	16.27	21.04	916,976	14,995,570	3.94	0.60	*	7.16	7.17
2009	15.18	19.64	716,776	10,956,118	8.37	0.55		15.09	15.09

Equity Income IC
2013	38.73	38.73	68,236	2,642,664	2.38	0.60		27.38	27.38
2012	30.40	30.40	76,944	2,339,342	3.40	0.60		16.60	16.60
2011	26.07	26.07	76,978	2,007,109	2.61	0.60		0.37	0.37
2010	25.98	25.98	78,726	2,045,101	1.72	0.60		14.46	14.46
2009	22.70	22.70	83,908	1,904,308	2.35	0.55		29.50	29.50

Growth IC
2013	57.54	57.54	69,432	3,995,183	0.28	0.60		35.52	35.52
2012	42.46	42.46	87,356	3,708,989	0.60	0.60		14.00	14.00
2011	37.24	37.24	91,581	3,410,810	0.44	0.60		(0.39)	(0.39)
2010	37.39	37.39	77,388	2,893,607	0.31	0.60		23.43	23.43
2009	30.29	30.29	75,579	2,289,503	0.43	0.55		27.59	27.59

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity, continued:
High Income IC
2013	11.22	11.22	862,551	9,678,618	6.74	0.60		5.31	5.31
2012	10.66	10.66	681,210	7,258,537	6.13	0.60		13.54	13.54
2011	9.38	9.38	637,365	5,981,284	7.30	0.60		3.41	3.41
2010	9.07	9.07	462,638	4,198,349	6.99	0.60		13.14	13.14
2009	8.02	8.02	566,445	4,543,197	10.69	0.55		43.17	43.17

High Income SC
2013	13.90	13.90	32,067	445,713	8.21	0.60		5.24	5.24
2012	13.21	13.21	27,827	367,511	3.91	0.60		13.51	13.51
2011	11.64	11.64	52,753	613,783	5.87	0.60		3.31	3.31
2010	11.26	11.26	91,348	1,028,814	7.90	0.60	*	13.12	13.12
2009	9.96	9.96	67,609	673,141	7.06	0.55		42.99	42.99

Contrafund IC
2013	52.94	52.94	405,947	21,489,544	1.04	0.60		30.50	30.50
2012	40.56	40.56	491,443	19,934,759	1.48	0.60		15.72	15.72
2011	35.05	35.05	419,721	14,712,839	1.02	0.60		(3.11)	(3.11)
2010	36.18	36.18	436,022	15,774,180	1.24	0.60		16.52	16.52
2009	31.05	31.05	462,986	14,375,156	1.38	0.55		34.97	34.97

Contrafund SC
2013	53.36	53.36	40,276	2,149,186	0.96	0.60		30.36	30.36
2012	40.93	40.93	44,339	1,814,920	1.21	0.60		15.61	15.61
2011	35.41	35.41	52,161	1,846,792	0.75	0.60		(3.22)	(3.22)
2010	36.58	36.58	152,334	5,572,726	1.12	0.60	*	16.42	16.42
2009	31.42	31.42	159,662	5,016,972	1.27	0.55		34.92	34.92

Mid Cap IC
2013	66.62	66.62	148,099	9,866,131	0.44	0.60		35.42	35.42
2012	49.19	49.19	213,103	10,483,533	0.65	0.60		14.14	14.14
2011	43.10	43.10	214,093	9,227,282	0.23	0.60		(11.15)	(11.15)
2010	48.51	48.51	255,573	12,396,633	0.40	0.60		28.07	28.07
2009	37.88	37.88	210,022	7,954,634	0.71	0.55		39.32	39.32

Mid Cap SC
2013	66.01	66.01	13,317	879,032	0.38	0.60		35.25	35.25
2012	48.80	48.80	16,201	790,688	0.47	0.60		14.06	14.06
2011	42.79	42.79	25,464	1,089,561	0.13	0.60		(11.25)	(11.25)
2010	48.21	48.21	31,979	1,541,755	0.28	0.60	*	27.95	27.95
2009	37.68	37.68	29,568	1,114,124	0.64	0.55		39.25	39.25

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Fidelity, continued:
Strategic
2013	15.19	15.22	458,132	6,963,149	4.14	0.60		(0.33)	(0.33)
2012	15.24	15.27	507,320	7,735,809	3.87	0.60		9.84	9.84
2011	13.88	13.90	431,236	5,986,905	5.82	0.60		4.04	4.04
2010	13.34	13.36	181,357	2,419,543	5.57	0.60	*	8.98	8.99
2009	12.24	12.26	116,996	1,432,332	6.42	0.55		29.31	29.31

AIM:
Dividend
2013	21.50	21.50	15,546	334,169	2.91	0.60		30.25	30.25
2012	16.50	16.50	6,675	110,165	2.78	0.60		18.02	18.02
2011	13.98	13.98	2,820	39,438	-	0.60		(8.06)	(8.06)
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Health
2013	38.11	38.11	7,286	277,644	0.79	0.60		39.70	39.70
2012	27.28	27.28	4,025	109,788	-	0.60		20.17	20.17
2011	22.70	22.70	2,642	59,977	-	0.60		3.33	3.33
2010	21.97	21.97	3,207	70,451	-	0.60	*	4.68	4.68
2009	20.98	20.98	2,252	47,250	0.31	0.55		26.98	26.98

Technology
2013	19.70	19.70	9,798	193,031	-	0.60		24.40	24.40
2012	15.84	15.84	8,661	137,173	-	0.60		10.61	10.61
2011	14.32	14.32	8,552	122,454	0.19	0.60		(5.62)	(5.62)
2010	15.17	15.17	8,681	131,696	-	0.60	*	20.59	20.59
2009	12.58	12.58	5,969	75,093	-	0.55		56.54	56.54

Intl. Growth
2013	37.97	37.98	117,947	4,479,738	1.23	0.60		18.30	18.30
2012	32.10	32.10	106,446	3,417,400	1.69	0.60		14.84	14.84
2011	27.95	27.96	79,146	2,212,616	0.70	0.60		(7.30)	(7.30)
2010	30.15	30.16	20,015	603,587	2.34	0.60	*	12.19	12.20
2009	26.87	26.88	17,399	467,673	2.08	0.55		34.50	34.50

Franchise
2013	50.34	50.58	4,683	235,885	0.13	0.60		31.85	39.31
2012	36.13	36.28	1,445	52,220	-	0.60		(2.89)	(2.89)
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Janus:
Growth
2013	34.85	34.85	862	30,043	0.79	0.60		29.56	29.56
2012	26.90	26.90	885	23,805	0.46	0.60		17.87	17.87
2011	22.82	22.82	1,855	42,336	0.59	0.60		(5.86)	(5.86)
2010	24.24	24.24	1,891	45,843	1.10	0.60	*	13.85	13.85
2009	21.30	21.30	1,893	40,319	0.51	0.55		35.61	35.61

Neuberger Berman:
Balanced
2013	35.65	35.65	5,879	209,580	-	0.60		17.78	17.78
2012	30.27	30.27	5,885	178,128	-	0.60		8.69	8.69
2011	27.85	27.85	7,776	216,558	0.24	0.60		(1.22)	(1.22)
2010	28.19	28.19	15,385	433,769	1.00	0.60	*	18.13	18.13
2009	23.87	23.87	15,817	377,500	3.37	0.55		21.80	21.80

Growth
2013	70.52	70.52	1,347	95,020	-	0.60		31.06	31.06
2012	53.80	53.80	1,702	91,548	-	0.60		11.93	11.93
2011	48.07	48.07	2,592	124,583	-	0.60		(0.81)	(0.81)
2010	48.46	48.46	2,966	143,742	-	0.60	*	30.56	30.56
2009	37.12	37.12	2,512	93,230	-	0.55		29.65	29.65

Bond
2013	21.86	21.86	19,750	431,764	2.68	0.60		0.02	0.02
2012	21.86	21.86	12,062	263,641	3.78	0.60		3.98	3.98
2011	21.02	21.02	8,112	170,537	4.94	0.60		(0.31)	(0.31)
2010	21.09	21.09	3,371	71,089	2.88	0.60	*	4.67	4.67
2009	20.15	20.15	1,612	32,467	2.12	0.55		12.71	12.71

Partners
2013	23.42	41.90	45,602	1,559,629	1.18	0.60		30.35	30.35
2012	17.96	32.14	38,685	1,064,545	0.43	0.60		15.90	15.90
2011	15.50	27.73	39,727	963,318	-	0.60		(11.89)	(11.89)
2010	17.59	31.47	49,947	1,395,310	0.67	0.60	*	14.98	14.99
2009	15.30	27.37	64,157	1,478,010	2.71	0.55		55.22	55.22

Regency
2013	22.90	23.32	21,403	496,917	1.61	0.60		36.23	36.23
2012	16.81	17.12	8,853	150,864	0.65	0.60		14.84	14.84
2011	14.64	14.91	8,996	133,324	0.45	0.60		(7.05)	(7.05)
2010	15.75	16.04	43,300	693,253	0.56	0.60	*	25.43	25.44
2009	12.56	12.79	13,733	175,407	3.97	0.55		36.21	45.76

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex:
Nova
2013	13.16	17.84	176,704	2,667,446	0.14	0.60		48.10	48.10
2012	8.88	12.05	116,383	1,211,383	-	0.60		21.51	21.51
2011	7.31	9.91	55,196	493,508	0.04	0.60		(1.76)	(1.76)
2010	7.44	10.09	110,254	850,046	0.30	0.60	*	19.25	19.26
2009	6.24	8.46	94,107	667,603	1.15	0.55		34.77	34.77

NASDAQ
2013	29.05	29.87	71,070	2,078,766	-	0.60		33.82	33.82
2012	21.71	22.32	81,677	1,786,862	-	0.60		16.07	16.07
2011	18.70	19.23	98,651	1,855,527	-	0.60		1.56	1.56
2010	18.41	18.94	60,595	1,128,108	-	0.60	*	17.78	17.79
2009	15.64	16.08	79,856	1,252,555	-	0.55		51.17	51.17

Precious Metals
2013	6.87	7.12	246,783	1,749,346	0.95	0.60		(46.42)	(46.42)
2012	12.83	13.28	312,388	4,137,724	-	0.60		(4.67)	(4.67)
2011	13.46	13.93	428,728	5,948,768	0.07	0.60		(24.61)	(24.61)
2010	17.85	18.48	513,764	9,419,087	-	0.60	*	37.25	37.27
2009	13.00	13.47	472,733	6,288,045	-	0.55		48.42	48.42

Inv. S&P 500
2013	2.13	2.37	327,012	736,925	-	0.60		(26.95)	(26.95)
2012	2.92	3.25	339,458	1,051,727	-	0.60		(17.48)	(17.48)
2011	3.54	3.93	411,712	1,530,490	-	0.60		(9.59)	(9.59)
2010	3.91	4.35	263,534	1,084,408	-	0.60	*	(17.45)	(17.45)
2009	4.74	5.27	181,645	921,357	-	0.55		(27.95)	(27.95)

Gov. Long Bond
2013	16.36	21.43	53,845	905,974	0.80	0.60		(18.74)	(18.74)
2012	20.13	26.37	68,388	1,420,158	0.74	0.60		2.40	2.40
2011	19.65	25.75	75,558	1,538,609	1.81	0.60		40.67	40.67
2010	13.97	18.31	74,036	1,065,660	2.17	0.60	*	9.49	9.50
2009	12.76	16.72	66,101	873,001	2.32	0.55		(31.92)	(31.92)

Inverse NASDAQ
2013	6.52	6.52	29,755	193,946	-	0.60		(29.47)	(29.47)
2012	9.24	9.24	27,325	252,540	-	0.60		(19.13)	(19.13)
2011	11.43	11.43	35,688	407,870	-	0.60		(10.61)	(10.61)
2010	12.79	12.79	18,745	239,671	-	0.60		(21.74)	(21.74)
2009	16.34	16.34	11,207	183,077	0.09	0.55		(40.41)	(40.41)

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Rydex, continued:
Inv. Long Bond
2013	11.21	11.21	42,261	473,862	-	0.60		14.57	14.57
2012	9.79	9.79	10,176	99,590	-	0.60		(6.76)	(6.76)
2011	10.50	10.50	18,143	190,426	-	0.60		(30.85)	(30.85)
2010	15.18	15.18	61,922	939,906	-	0.60		(13.33)	(13.33)
2009	17.51	17.51	46,269	810,311	-	0.55		18.76	18.76

Russell
2013	57.07	57.07	29,791	1,700,235	-	0.60		57.62	57.62
2012	36.21	36.21	20,018	724,857	-	0.60		21.37	21.37
2011	29.83	29.83	20,342	606,898	-	0.60		(12.71)	(12.71)
2010	34.18	34.18	26,135	893,212	-	0.60		37.02	37.02
2009	24.94	24.94	26,714	666,314	-	0.55		32.58	32.58

Sector Rotation
2013	15.91	15.91	47,629	757,937	-	0.60		16.76	16.76
2012	13.63	13.63	59,852	815,748	-	0.60		3.81	3.81
2011	13.13	13.13	65,409	858,817	-	0.60		(7.12)	(7.12)
2010	14.14	14.14	71,023	1,004,000	-	0.60		10.54	10.54
2009	12.79	12.79	84,356	1,078,731	0.09	0.55		26.60	26.60

Third Avenue:
Value
2013	33.16	34.55	136,867	4,560,293	3.24	0.60		18.26	18.26
2012	28.04	29.22	166,864	4,703,608	0.88	0.60		26.57	26.57
2011	22.15	23.09	187,934	4,185,913	1.70	0.60		(21.78)	(21.78)
2010	28.32	29.51	312,857	9,029,353	3.66	0.60	*	13.39	13.40
2009	24.97	26.03	386,378	9,807,394	-	0.55		44.56	44.56

Vanguard:
Money Market
2013	1.12	1.17	18,842,047	21,172,180	0.11	0.60		(0.49)	(0.49)
2012	1.12	1.18	20,934,043	23,700,983	0.14	0.60		(0.45)	(0.45)
2011	1.13	1.19	26,278,345	29,982,167	0.16	0.60		(0.43)	(0.43)
2010	1.13	1.19	24,352,071	27,925,815	0.23	0.60	*	(0.36)	(0.35)
2009	1.14	1.20	33,313,069	38,281,301	0.65	0.55		0.06	0.06

Equity Index
2013	46.31	56.46	531,000	24,885,471	1.76	0.60		31.39	31.39
2012	35.24	42.97	600,588	21,888,000	1.83	0.60		15.16	15.16
2011	30.60	37.31	566,904	18,001,520	1.62	0.60		1.33	1.33
2010	30.20	36.82	556,635	17,604,246	2.13	0.60	*	14.23	14.24
2009	26.44	32.23	618,741	17,067,218	2.63	0.55		25.75	25.75

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
Total Bond
2013	15.48	18.33	2,188,938	34,338,284	2.56	0.60		(2.87)	(2.87)
2012	15.94	18.87	2,244,227	36,275,325	2.29	0.60		3.40	3.40
2011	15.41	18.25	1,678,238	26,331,478	2.94	0.60		7.01	7.01
2010	14.40	17.05	1,384,293	20,207,933	3.98	0.60	*	5.86	5.88
2009	13.61	16.11	1,882,851	26,088,751	4.25	0.55		5.36	5.36

REIT Index
2013	29.44	37.92	587,614	17,540,421	2.02	0.60		1.72	1.72
2012	28.94	37.28	600,520	17,657,320	1.90	0.60		16.76	16.76
2011	24.79	31.93	556,935	14,077,981	1.63	0.60		7.79	7.79
2010	22.99	29.62	491,398	11,578,352	2.87	0.60	*	27.49	27.50
2009	18.04	23.23	535,210	9,838,263	4.98	0.55		28.44	28.44

Mid-Cap
2013	33.10	36.66	648,760	21,564,138	1.01	0.60		34.12	34.12
2012	24.68	27.33	617,178	15,313,152	1.13	0.60		15.12	15.12
2011	21.44	23.74	635,190	13,664,612	1.07	0.60		(2.62)	(2.62)
2010	22.01	24.38	722,575	15,971,898	0.88	0.60	*	24.62	24.63
2009	17.66	19.56	664,420	11,791,702	1.76	0.55		39.60	39.60

Stock Market Index
2013	50.38	50.38	314,352	15,838,526	1.50	0.60		32.49	32.49
2012	38.03	38.03	306,811	11,668,004	1.65	0.60		15.63	15.63
2011	32.89	32.89	314,354	10,338,864	1.39	0.60		0.23	0.23
2010	32.81	32.81	324,114	10,635,202	1.93	0.60		16.41	16.41
2009	28.19	28.19	346,340	9,762,390	1.82	0.55		27.55	27.55

Equity Income
2013	33.64	44.31	356,122	12,848,512	2.58	0.60		29.27	29.27
2012	26.02	34.28	561,759	16,678,245	2.42	0.60		12.72	12.72
2011	23.09	30.41	570,071	15,037,585	2.47	0.60		9.61	9.61
2010	21.06	27.75	486,606	11,461,211	2.79	0.60	*	14.03	14.04
2009	18.47	24.33	453,761	9,489,043	5.39	0.55		16.13	16.13

Growth
2013	20.72	21.72	362,990	7,536,488	0.49	0.60		34.48	34.48
2012	15.40	16.15	373,915	5,775,662	0.43	0.60		17.72	17.72
2011	13.09	13.72	390,906	5,130,067	0.65	0.60		(1.43)	(1.43)
2010	13.27	13.92	409,553	5,450,440	0.74	0.60	*	11.15	11.16
2009	11.94	12.52	472,632	5,657,501	0.99	0.55		34.31	34.31

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Vanguard, continued:
High Yield Bond
2013	14.01	18.11	467,397	6,627,231	5.81	0.60		3.72	3.72
2012	13.50	17.46	633,281	8,699,605	5.14	0.60		13.61	13.61
2011	11.89	15.37	589,645	7,146,454	7.02	0.60		6.30	6.30
2010	11.18	14.45	559,934	6,368,083	6.86	0.60	*	11.44	11.45
2009	10.03	12.97	630,853	6,416,470	7.92	0.55		38.09	38.09

Balanced
2013	33.43	33.43	441,103	14,745,267	2.38	0.60		19.17	19.17
2012	28.05	28.05	444,720	12,474,802	2.77	0.60		11.89	11.89
2011	25.07	25.07	467,751	11,726,866	2.62	0.60		3.08	3.08
2010	24.32	24.32	475,803	11,572,158	2.94	0.60		10.35	10.35
2009	22.04	22.04	456,520	10,061,356	4.22	0.55		22.23	22.23

International
2013	28.69	30.95	867,918	25,115,155	1.62	0.60		22.52	22.52
2012	23.42	25.26	1,152,993	27,187,401	2.06	0.60		19.42	19.42
2011	19.61	21.16	1,213,885	23,978,622	1.61	0.60		(14.05)	(14.05)
2010	22.82	24.62	1,321,421	30,406,715	1.56	0.60	*	15.03	15.04
2009	19.83	21.40	1,277,144	25,590,556	3.99	0.55		42.00	42.00

Diversified
2013	23.47	24.86	712,454	16,802,854	2.20	0.60		28.62	28.62
2012	18.24	19.32	875,068	16,188,813	2.32	0.60		15.80	15.80
2011	15.75	16.69	935,302	14,937,095	2.13	0.60		3.30	3.30
2010	15.25	16.15	1,042,654	16,124,152	2.65	0.60	*	8.68	8.69
2009	14.03	14.86	1,172,885	16,673,342	4.22	0.55		26.23	26.23

Small Company Growth
2013	40.47	43.53	465,812	18,907,487	0.66	0.60		45.67	45.67
2012	27.78	29.88	478,076	13,316,976	0.23	0.60		13.96	13.96
2011	24.38	26.22	473,780	11,579,723	0.20	0.60		0.76	0.76
2010	24.19	26.03	541,585	13,144,041	0.32	0.60	*	31.00	31.01
2009	18.47	19.87	521,497	9,654,833	1.04	0.55		38.62	38.62

Wells Fargo:
Discovery
2013	34.42	34.42	18,671	642,690	0.01	0.60		42.94	42.94
2012	24.08	24.08	19,724	474,964	-	0.60		17.03	17.03
2011	20.58	20.58	18,991	390,766	-	0.60		(0.18)	(0.18)
2010	20.61	20.61	19,800	408,136	-	0.60	*	34.75	34.75
2009	15.30	15.30	16,399	250,865	-	0.55		39.54	39.54

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Wells Fargo, continued:
Opportunity
2013	81.88	81.88	4,078	333,945	0.20	0.60		29.90	29.90
2012	63.04	63.04	4,042	254,805	0.10	0.60		14.83	14.83
2011	54.90	54.90	3,992	219,120	0.17	0.60		(6.08)	(6.08)
2010	58.45	58.45	8,912	520,925	0.76	0.60	*	23.03	23.03
2009	47.51	47.51	9,731	462,305	-	0.55		46.93	46.93

ProFunds:
Bull
2013	39.84	39.84	99,979	3,983,630	-	0.90		28.60	28.60
2012	30.98	30.98	86,626	2,684,033	-	0.90		12.87	12.87
2011	27.45	27.45	96,162	2,639,847	-	0.90		(0.92)	(0.92)
2010	27.71	27.71	110,419	3,059,397	0.05	0.90		11.57	11.57
2009	24.83	24.83	24,136	599,393	0.57	0.90		23.23	23.23

Europe
2013	34.34	34.34	3,376	115,914	1.43	0.90		20.55	20.55
2012	28.49	28.49	3,218	91,665	2.31	0.90		15.55	15.55
2011	24.65	24.65	2,505	61,752	0.96	0.90		(9.70)	(9.70)
2010	27.30	27.30	2,471	67,459	1.11	0.90		1.71	1.71
2009	26.84	26.84	837	22,459	1.01	0.90		31.11	31.11

Mid-Cap
2013	54.29	54.29	1,021	55,409	0.10	0.90		30.94	30.94
2012	41.46	41.46	103	4,258	0.15	0.90		15.48	15.48
2011	35.90	35.90	103	3,687	0.15	0.90		(4.80)	(4.80)
2010	37.71	37.71	641	24,163	0.51	0.90		19.37	19.37
2009	31.59	31.59	337	10,638	0.80	0.90		29.70	29.70

NASDAQ-100
2013	28.31	28.31	1,718	48,618	-	0.90		33.08	33.08
2012	21.27	21.27	9,549	203,129	-	0.90		15.19	15.19
2011	18.47	18.47	717	13,233	-	0.90		0.53	0.53
2010	18.37	18.37	540	9,912	-	0.90		17.19	17.19
2009	15.68	15.68	10,211	160,066	-	0.90		50.64	50.64

Small-Cap
2013	39.81	39.81	-	-	-	0.90		6.09	6.09
2012	29.76	29.76	5,598	166,595	-	0.90		13.86	13.86
2011	26.31	26.31	580	15,252	-	0.90		21.98	21.98
2010	27.90	27.90	1,380	38,497	-	0.90		9.48	9.48
2009	32.42	32.42	3,190	103,420	-	0.90		24.94	24.94

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
Small-Cap Value
2013	51.97	51.97	325	16,866	0.20	0.90	36.45	36.45
2012	38.08	38.08	339	12,902	-	0.90	15.09	15.09
2011	33.09	33.09	31	1,037	-	0.90	(4.98)	(4.98)
2010	34.83	34.83	398	13,877	0.01	0.90	21.02	21.02
2009	28.78	28.78	38	1,080	0.09	0.90	19.35	19.35

Classic Dow
2013	36.46	36.46	2,887	105,266	-	0.90	24.06	24.06
2012	29.39	29.39	6,615	194,395	-	0.90	5.88	5.88
2011	27.76	27.76	293	8,121	-	0.90	(4.72)	(4.72)
2010	26.68	26.68	2,141	57,126	-	0.90	5.76	5.76
2009	24.27	24.27	7,198	174,713	3.06	0.90	12.57	12.57

Bear
2013	10.89	10.89	16,244	176,893	-	0.90	(27.21)	(27.21)
2012	14.96	14.96	19,909	297,839	-	0.90	(17.34)	(17.34)
2011	18.10	18.10	1,947	35,238	-	0.90	(9.70)	(9.70)
2010	20.04	20.04	6,010	120,470	-	0.90	(18.53)	(18.53)
2009	24.60	24.60	43,244	1,063,940	0.42	0.90	(28.51)	(28.51)

Short NASDAQ
2013	5.40	5.40	4,235	22,863	-	0.90	(30.04)	(30.04)
2012	7.72	7.72	4,235	32,678	-	0.90	(19.52)	(19.52)
2011	9.59	9.59	4,617	44,265	-	0.90	(11.27)	(11.27)
2010	10.81	10.81	22,809	246,491	-	0.90	(21.89)	(21.89)
2009	13.84	13.84	15,723	217,532	0.66	0.90	(41.19)	(41.19)

Short Small-Cap
2013	4.18	4.18	7,549	31,567	-	0.90	(31.87)	(31.87)
2012	6.14	6.14	7,549	46,330	-	0.90	(19.69)	(19.69)
2011	7.64	7.64	5,386	41,156	-	0.90	(12.14)	(12.14)
2010	8.47	8.47	-	-	-	0.90	(28.89)	(28.89)
2009	11.90	11.90	7,257	86,334	1.65	0.90	(34.83)	(34.83)

Short Dow
2013	3.23	3.23	3,263	10,529	-	0.90	(29.76)	(29.76)
2012	4.59	4.59	3,263	14,989	-	0.90	(13.33)	(13.33)
2011	5.30	5.30	3,263	17,294	-	0.90	(10.30)	(10.30)
2010	6.15	6.15	-	-	-	0.90	(1.12)	(1.12)
2009	23.58	23.58	577	13,597	-	0.90	(27.70)	(27.70)

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
Profunds, continued:
UltraMid
2013	65.10	65.10	242	15,732	-	0.90	69.11	69.11
2012	38.49	38.49	2,208	84,985	-	0.90	31.31	31.31
2011	29.32	29.32	762	22,353	-	0.90	(14.42)	(14.42)
2010	34.25	34.25	3,347	114,646	-	0.90	48.35	48.35
2009	23.09	23.09	3,548	81,929	-	0.90	64.31	64.31

UltraOTC
2013	49.74	49.74	4,225	210,156	-	0.90	77.44	77.44
2012	28.03	28.03	3,810	106,782	-	0.90	32.55	32.55
2011	21.15	21.15	5,412	114,443	-	0.90	(2.08)	(2.08)
2010	21.59	21.59	8,492	183,376	-	0.90	39.50	39.50
2009	15.84	15.84	7,717	122,271	-	0.90	117.39	117.39

UltraSmall
2013	43.07	43.07	964	41,496	-	0.90	84.98	84.98
2012	23.28	23.28	35	817	-	0.90	28.35	28.35
2011	18.14	18.14	1,200	21,773	-	0.90	(19.56)	(19.56)
2010	22.55	22.55	4,002	90,246	-	0.90	47.12	47.12
2009	15.33	15.33	9,680	148,369	-	0.90	38.94	38.94

UtraBull
2013	28.28	28.28	1,580	44,677	-	0.90	66.55	66.55
2012	16.98	16.98	849	14,422	-	0.90	27.76	27.76
2011	13.29	13.29	2,527	33,588	-	0.90	(5.68)	(5.68)
2010	14.09	14.09	849	11,968	-	0.90	21.07	21.07
2009	11.64	11.64	10,467	121,827	0.22	0.90	43.32	43.32

U.S. Gov. Plus
2013	41.70	41.70	1,498	62,489	0.13	0.90	(19.83)	(19.83)
2012	52.02	52.02	4,985	259,331	-	0.90	0.07	0.07
2011	51.99	51.99	1,220	63,417	0.28	0.90	42.23	42.23
2010	36.55	36.55	13,159	480,948	0.48	0.90	9.12	9.12
2009	33.49	33.49	4,849	162,430	0.03	0.90	(33.22)	(33.22)

Opportunity
2013	8.03	8.03	12,001	96,364	-	0.90	15.44	15.44
2012	6.96	6.96	3,844	26,742	-	0.90	(0.49)	(0.49)
2011	7.50	7.50	-	-	-	0.90	(37.65)	(37.65)
2010	12.00	12.00	-	-	-	0.90	(3.03)	(3.03)
2009	14.25	14.25	1,617	23,050	0.35	0.90	14.99	14.99

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Profunds, continued:
Oil & Gas
2013	79.72	79.72	1,759	140,199	0.46	0.90		22.96	22.96
2012	64.83	64.83	2,299	149,028	0.12	0.90		1.97	1.97
2011	63.58	63.58	1,925	122,371	0.19	0.90		1.33	1.33
2010	62.74	62.74	3,827	240,128	0.49	0.90		16.71	16.71
2009	53.76	53.76	5,413	290,989	-	0.90		14.47	14.47

Precious Metals
2013	26.84	26.84	2,841	76,255	-	0.90		(38.50)	(38.50)
2012	43.65	43.65	8,994	392,579	-	0.90		(15.31)	(15.31)
2011	51.54	51.54	12,562	647,445	-	0.90		(19.94)	(19.94)
2010	64.37	64.37	12,175	783,758	-	0.90		31.74	31.74
2009	48.86	48.86	24,551	1,199,649	0.73	0.90		34.12	34.12

Real Estate
2013	60.88	60.88	1,857	113,060	1.46	0.90		(0.80)	(0.80)
2012	61.37	61.37	1,360	83,450	2.42	0.90		16.12	16.12
2011	52.85	52.85	1,549	81,891	-	0.90		3.81	3.81
2010	50.91	50.91	1,358	69,148	3.34	0.90		23.57	23.57
2009	41.20	41.20	277	11,411	0.63	0.90		26.75	26.75

High Yield
2013	40.44	40.44	1,436	58,069	2.64	0.90		9.04	9.04
2012	37.09	37.09	1,497	55,523	6.50	0.90		13.09	13.09
2011	32.80	32.80	180	5,906	0.74	0.90		1.83	1.83
2010	32.21	32.21	180	5,800	32.51	0.90		15.35	15.35
2009	27.92	27.92	803	22,427	1.05	0.90		31.09	31.09

Money Market
2013	1.02	1.02	1,634,267	1,664,672	0.02	0.90		(0.87)	(0.87)
2012	1.03	1.03	3,881,196	3,988,243	0.02	0.90		(0.87)	(0.87)
2011	1.04	1.04	5,595,656	5,800,671	0.02	0.90		(0.87)	(0.87)
2010	1.05	1.05	6,045,193	6,321,784	0.02	0.90		(0.87)	(0.87)
2009	1.05	1.05	6,142,228	6,479,870	0.03	0.90		(0.87)	(0.87)

Pimco:
Commodity
2013	9.92	11.62	646,052	7,447,278	1.74	0.60		(15.21)	(15.21)
2012	11.70	13.71	680,483	9,243,302	2.77	0.60		4.76	4.76
2011	11.17	13.08	685,085	8,888,489	14.20	0.60		(8.11)	(8.11)
2010	12.16	14.24	671,305	9,525,345	15.22	0.60	*	23.78	23.79
2009	9.82	11.50	723,161	8,307,073	6.17	0.55		16.06	40.76

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Pimco, continued:
Total Return
2013	13.47	13.48	1,657,458	22,345,013	2.17	0.60		(2.55)	(2.55)
2012	13.82	13.83	2,094,346	28,967,998	2.57	0.60		8.93	8.93
2011	12.69	12.70	1,853,223	23,530,061	2.63	0.60		2.99	2.99
2010	12.32	12.33	1,079,130	13,304,657	2.41	0.60	*	7.46	7.47
2009	11.46	11.48	594,952	6,826,448	2.91	0.55		8.14	9.39

American Century:
Mid Cap
2013	22.04	22.05	60,397	1,331,151	1.20	0.60		29.34	29.34
2012	17.04	17.05	78,612	1,339,575	2.06	0.60		15.63	15.63
2011	14.74	14.74	86,176	1,269,950	1.50	0.60		(1.28)	(1.28)
2010	14.93	14.93	79,241	1,182,948	2.56	0.60	*	18.54	18.55
2009	12.59	12.60	30,331	382,004	4.72	0.55		29.23	29.23

International
2013	10.73	11.36	225,738	2,563,544	1.34	0.60		6.99	21.68
2012	9.34	9.34	176,721	1,650,168	0.83	0.60		20.44	20.44
2011	7.43	7.75	174,754	1,354,918	1.33	0.60		(19.20)	(12.57)
2010	8.56	8.87	158,600	1,406,391	2.16	0.60	*	(11.29)	12.62
2009	7.73	7.87	129,744	1,021,401	1.65	0.55		3.22	33.03

Franklin Templeton:
Global Inc.
2013	27.05	27.06	360,288	9,746,202	4.81	0.60		1.02	1.02
2012	26.78	26.79	343,738	9,204,428	6.60	0.60		14.38	14.38
2011	23.41	23.42	361,081	8,453,531	5.72	0.60		(1.46)	(1.46)
2010	23.76	23.77	321,201	7,631,398	1.43	0.60	*	13.77	13.78
2009	20.88	20.89	279,606	5,839,157	13.00	0.55		18.03	18.03

MFS:
Utilities IC
2013	39.07	39.10	48,573	1,897,978	2.52	0.60		19.80	19.80
2012	32.61	32.63	43,265	1,411,156	7.60	0.60		12.80	12.80
2011	28.91	28.93	52,786	1,526,276	4.07	0.60		6.15	6.15
2010	27.24	27.25	23,975	653,052	2.77	0.60	*	13.13	13.14
2009	24.08	24.09	29,360	706,920	4.01	0.55		32.49	32.49

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
MFS, continued:
Research
2013	15.43	15.44	365,148	5,639,012	3.38	0.60		18.24	18.24
2012	13.05	13.06	14,415	188,260	2.24	0.60		16.00	16.00
2011	11.25	11.26	16,397	184,616	0.33	0.60		(11.46)	(11.41)
2010	12.70	12.72	228,090	2,900,548	1.92	0.60	*	10.15	10.16
2009	11.53	11.55	267,416	3,087,402	0.14	0.55		30.14	30.14

Summit:
Natural Res
2013	51.51	51.52	91,375	4,707,040	-	0.60		0.12	0.12
2012	51.45	51.46	64,863	3,337,182	0.02	0.60		4.27	4.27
2011	49.34	49.35	58,436	2,883,389	0.34	0.60		(10.66)	(10.66)
2010	55.23	55.24	45,383	2,506,732	0.45	0.60	*	16.52	16.53
2009	47.40	47.40	33,045	1,566,429	0.42	0.55		30.36	30.36

Zenith
2013	103.12	103.12	2,621	270,258	1.72	0.60		31.58	31.58
2012	78.37	78.37	2,238	175,370	1.82	0.60		16.35	16.35
2011	67.35	67.35	2,350	158,272	2.18	0.60		(2.27)	(2.27)
2010	68.92	68.92	2,382	164,158	1.95	0.60	*	10.95	10.95
2009	62.12	62.12	1,913	118,831	2.14	0.55		24.72	24.72

S&P 500
2013	113.77	129.33	5,179	612,041	3.00	0.60		16.66	31.09
2012	98.66	98.66	1,882	185,682	1.84	0.60		14.85	14.85
2011	85.90	85.90	1,498	128,659	0.67	0.60		1.12	1.12
2010	84.94	84.94	5,664	481,153	2.38	0.60	*	14.02	14.02
2009	74.50	74.50	3,028	225,555	1.98	0.55		25.42	25.42

EAFE Intl.
2013	91.50	91.51	18,760	1,716,581	4.10	0.60		20.02	20.02
2012	76.24	76.24	9,422	718,310	2.31	0.60		16.62	16.62
2011	65.37	65.38	9,689	633,447	2.41	0.60		(13.23)	(13.23)
2010	75.34	75.35	10,217	769,826	1.30	0.60	*	7.85	7.85
2009	-	-	-	-	-	-		-	-

S&P MidCap
2013	102.61	102.61	4,719	484,189	1.00	0.60		32.03	32.03
2012	77.72	77.72	4,418	343,322	0.96	0.60		16.60	16.60
2011	66.65	66.65	4,658	310,495	0.69	0.60		(2.82)	(2.82)
2010	68.59	68.59	4,649	318,835	1.05	0.60	*	10.53	10.53
2009	-	-	-	-	-	-		-	-

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max						Min	Max
Summit, continued:
Growth
2013	15.93	15.93	158,659	2,527,548	1.57	0.60		4.53	4.53
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Mod. Growth
2013	15.54	15.54	172,817	2,685,271	1.86	0.60		2.43	2.43
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

Moderate
2013	15.24	15.24	42,212	643,257	1.33	0.60		1.05	1.05
2012	-	-	-	-	-	-		-	-
2011	-	-	-	-	-	-		-	-
2010	-	-	-	-	-	-		-	-
2009	-	-	-	-	-	-		-	-

T. Rowe:
Blue Chip
2013	18.42	18.43	758,565	13,973,817	0.03	0.60		40.31	40.31
2012	13.13	13.13	767,687	10,079,072	0.17	0.60		17.55	17.55
2011	11.17	11.17	691,294	7,721,003	-	0.60		0.91	0.91
2010	11.07	11.07	542,249	6,001,874	-	0.60	*	15.70	15.71
2009	9.57	9.57	651,881	6,236,269	-	0.55		41.41	41.41

Morgan Stanley:
Emerging Markets
2013	19.99	19.99	360,887	7,214,282	1.13	0.60		(1.62)	(1.62)
2012	20.32	20.32	327,168	6,647,641	-	0.60		19.23	19.23
2011	17.04	17.04	323,894	5,519,538	0.43	0.60		(18.70)	(18.70)
2010	20.96	20.97	344,150	7,214,176	0.51	0.60	*	18.31	18.33
2009	17.72	17.72	274,268	4,859,281	-	0.55		68.91	68.92

5.  FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense	Total
	Value ($)		Units	($)	Ratio %	Ratio %	Return %
	Min	Max					Min	Max
DFA:
Bond
2013	11.52	11.52	279,967	3,225,333	0.50	0.60	(0.94)	(0.94)
2012	11.63	11.63	232,393	2,702,790	1.85	0.60	4.23	4.23
2011	11.16	11.16	174,470	1,946,818	4.81	0.60	3.90	3.90
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Small
2013	14.32	14.32	155,101	2,221,108	2.86	0.60	26.31	26.31
2012	11.34	11.34	99,328	1,126,098	2.26	0.60	18.70	18.70
2011	9.55	9.55	143,663	1,372,161	5.49	0.60	(15.70)	(15.70)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Value
2013	14.27	14.27	364,306	5,197,886	2.72	0.60	20.93	20.93
2012	11.80	11.80	301,709	3,559,744	3.21	0.60	16.28	16.28
2011	10.15	10.15	285,076	2,892,477	6.63	0.60	(18.31)	(18.31)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Fixed
2013	10.17	10.17	733,091	7,458,517	0.37	0.60	(0.34)	(0.34)
2012	10.21	10.21	365,486	3,731,299	0.36	0.60	0.24	0.24
2011	10.18	10.18	521,972	5,316,158	0.92	0.60	(0.15)	(0.15)
2010	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-

Large
2013	24.60	24.60	154,629	3,803,121	1.64	0.60	39.98	39.98
2012	17.57	17.57	112,949	1,984,569	2.18	0.60	21.21	21.21
2011	14.50	14.50	66,565	964,897	2.37	0.60	(4.00)	(4.00)
2010	15.10	15.10	75	1,132	-	0.60	(39.83)	(39.83)
2009	-	-	-	-	-	-	-	-

Targeted
2013	18.99	18.99	135,713	2,576,849	0.89	0.60	43.76	43.76
2012	13.21	13.21	105,065	1,387,646	1.51	0.60	19.39	19.39
2011	11.06	11.06	96,423	1,066,632	1.55	0.60	(5.12)	(5.12)
2010	11.66	11.66	1,521	17,728	-	0.60	(0.27)	(0.27)
2009	-	-	-	-	-	-	-	-

   Due to fee changes during the period ended December 31, 2011, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of .60%.

6.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2013	2012
Calvert:
Balanced
Units issued	140,007	110,462
Units redeemed	(86,581)	(261,867)
Net increase(decrease)	53,426	(151,405)

Mid Cap
Units issued	-	1
Units redeemed	(462)	(465)
Net increase(decrease)	(462)	(464)

Social Equity
Units issued	2,922	8,147
Units redeemed	(11,303)	(8,695)
Net increase(decrease)	(8,381)	(548)

Small Cap
Units issued	705	564
Units redeemed	(10,862)	(985)
Net increase(decrease)	(10,157)	(421)

Scudder:
Small Cap
Units issued	2,270	1,481
Units redeemed	(3,512)	(5,628)
Net increase(decrease)	(1,242)	(4,147)

Small Mid Value
Units issued	195,600	396,793
Units redeemed	(252,203)	(401,728)
Net increase(decrease)	(56,603)	(4,935)

Thematic
Units issued	71,662	5,704
Units redeemed	(39,866)	(10,154)
Net increase(decrease)	31,796	(4,450)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Scudder, continued:
Growth
Units issued	9,434	7,981
Units redeemed	(6,469)	(9,561)
Net increase(decrease)	2,965	(1,580)

Fidelity:
Overseas IC
Units issued	155,151	58,183
Units redeemed	(138,090)	(68,957)
Net increase(decrease)	17,061	(10,774)

Inv. Grade Bond IC
Units issued	3,646,890	3,172,238
Units redeemed	(3,781,858)	(2,951,673)
Net increase(decrease)	(134,968)	220,565

Equity Income IC
Units issued	35,939	27,606
Units redeemed	(44,647)	(27,640)
Net increase(decrease)	(8,708)	(34)

Growth IC
Units issued	35,996	54,589
Units redeemed	(53,920)	(58,814)
Net increase(decrease)	(17,924)	(4,225)

High Income IC
Units issued	2,205,261	1,536,672
Units redeemed	(2,023,920)	(1,492,827)
Net increase(decrease)	181,341	43,845

High Income SC
Units issued	30,267	16,191
Units redeemed	(26,027)	(41,117)
Net increase(decrease)	4,240	(24,926)

Contrafund IC
Units issued	504,900	481,930
Units redeemed	(590,396)	(410,208)
Net increase(decrease)	(85,496)	71,722

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Fidelity, continued:
Contrafund SC
Units issued	9,039	11,095
Units redeemed	(13,102)	(18,917)
Net increase(decrease)	(4,063)	(7,822)

Mid Cap IC
Units issued	133,313	165,274
Units redeemed	(198,317)	(166,264)
Net increase(decrease)	(65,004)	(990)

Mid Cap SC
Units issued	9,253	4,921
Units redeemed	(12,137)	(14,184)
Net increase(decrease)	(2,884)	(9,263)

Strategic
Units issued	1,330,500	1,050,156
Units redeemed	(1,379,688)	(974,072)
Net increase(decrease)	(49,188)	76,084

AIM:
Dividend
Units issued	15,905	4,615
Units redeemed	(7,034)	(760)
Net increase(decrease)	8,871	3,855

Health
Units issued	4,402	1,595
Units redeemed	(1,141)	(212)
Net increase(decrease)	3,261	1,383

Technology
Units issued	1,863	737
Units redeemed	(726)	(628)
Net increase(decrease)	1,137	109

Intl. Growth
Units issued	354,503	291,916
Units redeemed	(343,002)	(264,616)
Net increase(decrease)	11,501	27,300

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
AIM, contiuned:
Franchise
Units issued	5,642	1,477
Units redeemed	(2,404)	(32)
Net increase(decrease)	3,238	1,445

Janus:
Growth
Units issued	-	-
Units redeemed	(23)	(970)
Net increase(decrease)	(23)	(970)

Neuberger Berman:
Balanced
Units issued	242	604
Units redeemed	(248)	(2,495)
Net increase(decrease)	(6)	(1,891)

Growth
Units issued	330	320
Units redeemed	(685)	(1,210)
Net increase(decrease)	(355)	(890)

Bond
Units issued	12,283	6,105
Units redeemed	(4,595)	(2,155)
Net increase(decrease)	7,688	3,950

Partners
Units issued	49,337	12,710
Units redeemed	(42,420)	(13,752)
Net increase(decrease)	6,917	(1,042)

Regency
Units issued	27,930	2,291
Units redeemed	(15,380)	(2,434)
Net increase(decrease)	12,550	(143)

Rydex:
Nova
Units issued	1,806,441	1,559,285
Units redeemed	(1,746,120)	(1,498,098)
Net increase(decrease)	60,321	61,187

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Rydex, continued:
NASDAQ
Units issued	149,788	378,372
Units redeemed	(160,395)	(395,346)
Net increase(decrease)	(10,607)	(16,974)

Precious Metals
Units issued	431,422	747,446
Units redeemed	(497,027)	(863,786)
Net increase(decrease)	(65,605)	(116,340)

Inv. S&P 500
Units issued	273,472	750,471
Units redeemed	(285,918)	(822,725)
Net increase(decrease)	(12,446)	(72,254)

Gov. Long Bond
Units issued	84,513	164,140
Units redeemed	(99,056)	(171,310)
Net increase(decrease)	(14,543)	(7,170)

Inverse NASDAQ
Units issued	13,833	220,178
Units redeemed	(11,403)	(228,541)
Net increase(decrease)	2,430	(8,363)

Inv. Long Bond
Units issued	119,497	32,783
Units redeemed	(87,412)	(40,750)
Net increase(decrease)	32,085	(7,967)

Russell
Units issued	57,621	20,418
Units redeemed	(47,848)	(20,742)
Net increase(decrease)	9,773	(324)

Sector Rotation
Units issued	64,310	10,644
Units redeemed	(76,533)	(16,201)
Net increase(decrease)	(12,223)	(5,557)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Third Avenue:
Value
Units issued	39,734	43,326
Units redeemed	(69,731)	(64,396)
Net increase(decrease)	(29,997)	(21,070)

Vanguard:
Money Market
Units issued	56,442,907	48,261,669
Units redeemed	(58,534,903)	(53,605,971)
Net increase(decrease)	(2,091,996)	(5,344,302)

Equity Index
Units issued	862,252	730,813
Units redeemed	(931,840)	(697,129)
Net increase(decrease)	(69,588)	33,684

Total Bond
Units issued	4,472,090	3,279,295
Units redeemed	(4,527,379)	(2,713,306)
Net increase(decrease)	(55,289)	565,989

REIT Index
Units issued	883,237	773,619
Units redeemed	(896,143)	(730,034)
Net increase(decrease)	(12,906)	43,585

Mid-Cap
Units acquired	753,573	603,419
Units disposed	(721,991)	(621,431)
Net increase(decrease)	31,582	(18,012)

Stock Market Index
Units acquired	72,849	73,521
Units disposed	(65,308)	(81,064)
Net increase(decrease)	7,541	(7,543)

Equity Income
Units acquired	238,968	303,142
Units disposed	(444,605)	(311,454)
Net increase(decrease)	(205,637)	(8,312)

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Vanguard, continued:
Growth
Units acquired	105,702	132,034
Units disposed	(116,627)	(149,025)
Net increase(decrease)	(10,925)	(16,991)

High Yield Bond
Units acquired	295,758	472,876
Units disposed	(461,642)	(429,240)
Net increase(decrease)	(165,884)	43,636

Balanced
Units acquired	262,881	207,613
Units disposed	(266,498)	(230,644)
Net increase(decrease)	(3,617)	(23,031)

International
Units acquired	724,437	1,200,983
Units disposed	(1,009,512)	(1,261,875)
Net increase(decrease)	(285,075)	(60,892)

Diversified
Units acquired	1,383,596	1,307,429
Units disposed	(1,546,210)	(1,367,663)
Net increase(decrease)	(162,614)	(60,234)

Small Company Growth
Units acquired	466,789	398,735
Units disposed	(479,053)	(394,439)
Net increase(decrease)	(12,264)	4,296

Wells Fargo:
Discovery
Units acquired	5,352	1,955
Units disposed	(6,405)	(1,222)
Net increase(decrease)	(1,053)	733

Opportunity
Units acquired	771	78
Units disposed	(735)	(28)
Net increase(decrease)	36	50

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
ProFunds:
Bull
Units acquired	105,314	497,267
Units disposed	(91,961)	(506,803)
Net increase(decrease)	13,353	(9,536)

Europe
Units acquired	1,228	9,854
Units disposed	(1,070)	(9,141)
Net increase(decrease)	158	713

Mid-Cap
Units acquired	918	-
Units disposed	-	-
Net increase(decrease)	918	-

NASDAQ-100
Units acquired	122,011	343,279
Units disposed	(129,842)	(334,447)
Net increase(decrease)	(7,831)	8,832

Small-Cap
Units acquired	62,564	219,194
Units disposed	(68,162)	(214,176)
Net increase(decrease)	(5,598)	5,018

Small-Cap Value
Units acquired	293	308
Units disposed	(307)	-
Net increase(decrease)	(14)	308

Classic Dow
Units acquired	88,388	279,441
Units disposed	(92,116)	(273,119)
Net increase(decrease)	(3,728)	6,322

Bear
Units acquired	163,475	268,827
Units disposed	(167,140)	(250,865)
Net increase(decrease)	(3,665)	17,962

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Profunds, continued:
Short NASDAQ
Units acquired	37,838	260,048
Units disposed	(37,838)	(260,430)
Net increase(decrease)	-	(382)

Short Small-Cap
Units acquired	55,138	815,910
Units disposed	(55,138)	(813,747)
Net increase(decrease)	-	2,163

Short Dow
Units acquired	71,385	512,429
Units disposed	(71,385)	(512,429)
Net increase(decrease)	-	-

UltraMid
Units acquired	29,739	117,204
Units disposed	(31,705)	(115,758)
Net increase(decrease)	(1,966)	1,446

UltraOTC
Units acquired	3,047	5,485
Units disposed	(2,632)	(7,087)
Net increase(decrease)	415	(1,602)

UltraSmall
Units acquired	20,754	54,608
Units disposed	(19,825)	(55,773)
Net increase(decrease)	929	(1,165)

UltraBull
Units acquired	8,816	16,450
Units disposed	(8,085)	(18,128)
Net increase(decrease)	731	(1,678)

U.S. Gov. Plus
Units acquired	41,480	101,964
Units disposed	(44,967)	(98,199)
Net increase(decrease)	(3,487)	3,765

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Profunds, continued:
Opportunity
Units acquired	132,732	117,447
Units disposed	(124,575)	(113,603)
Net increase(decrease)	8,157	3,844

Oil & Gas
Units acquired	5,540	1,183
Units disposed	(6,080)	(809)
Net increase(decrease)	(540)	374

Precious Metals
Units acquired	5,531	4,588
Units disposed	(11,684)	(8,156)
Net increase(decrease)	(6,153)	(3,568)

Real Estate
Units acquired	3,141	46
Units disposed	(2,644)	(235)
Net increase(decrease)	497	(189)

High Yield
Units acquired	1,455	1,317
Units disposed	(1,516)	-
Net increase(decrease)	(61)	1,317

Money Market
Units acquired	43,931,018	173,147,700
Units disposed	(46,177,947)	(174,862,160)
Net increase(decrease)	(2,246,929)	(1,714,460)

Pimco:
Commodity
Units acquired	298,894	173,343
Units disposed	(333,325)	(177,945)
Net increase(decrease)	(34,431)	(4,602)

Total Return
Units acquired	4,287,681	4,280,278
Units disposed	(4,724,569)	(4,039,155)
Net increase(decrease)	(436,888)	241,123

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
American Century:
Mid Cap
Units acquired	84,000	110,628
Units disposed	(102,215)	(118,192)
Net increase(decrease)	(18,215)	(7,564)

International
Units acquired	416,400	93,710
Units disposed	(367,383)	(91,743)
Net increase(decrease)	49,017	1,967

Franklin Templeton:
Global Inc.
Units acquired	475,906	437,837
Units disposed	(459,356)	(455,180)
Net increase(decrease)	16,550	(17,343)

MFS:
Utilities IC
Units acquired	33,336	56,370
Units disposed	(28,028)	(65,891)
Net increase(decrease)	5,308	(9,521)

Research
Units acquired	1,024,341	7,131
Units disposed	(673,608)	(9,113)
Net increase(decrease)	350,733	(1,982)

Summit:
Natural Res
Units acquired	293,715	205,433
Units disposed	(267,203)	(199,006)
Net increase(decrease)	26,512	6,427

Zenith
Units acquired	5,447	4,550
Units disposed	(5,064)	(4,662)
Net increase(decrease)	383	(112)

S&P 500
Units acquired	6,672	426
Units disposed	(3,375)	(42)
Net increase(decrease)	3,297	384

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
Summit, continued:
EAFE Intl.
Units acquired	18,623	10,122
Units disposed	(9,285)	(10,389)
Net increase(decrease)	9,338	(267)

S&P MidCap
Units acquired	1,861	1,177
Units disposed	(1,560)	(1,417)
Net increase(decrease)	301	(240)

Growth
Units acquired	221,975	-
Units disposed	(63,316)	-
Net increase(decrease)	158,659	-

Mod. Growth
Units acquired	173,864	-
Units disposed	(1,047)	-
Net increase(decrease)	172,817	-
		-
Moderate
Units acquired	42,535	-
Units disposed	(323)	-
Net increase(decrease)	42,212	-

T. Rowe:
Blue Chip
Units acquired	1,827,414	1,463,585
Units disposed	(1,836,536)	(1,387,192)
Net increase(decrease)	(9,122)	76,393

Morgan Stanley:
Emerging Markets
Units acquired	806,956	665,837
Units disposed	(773,237)	(662,563)
Net increase(decrease)	33,719	3,274

DFA:
Bond
Units acquired	126,585	112,812
Units disposed	(79,011)	(54,889)
Net increase(decrease)	47,574	57,923

6.  CHANGES IN UNITS OUTSTANDING, continued

	2013	2012
DFA, continued:
Small
Units acquired	146,977	180,775
Units disposed	(91,204)	(225,110)
Net increase(decrease)	55,773	(44,335)

Value
Units acquired	1,018,869	968,277
Units disposed	(956,272)	(951,644)
Net increase(decrease)	62,597	16,633

Fixed
Units acquired	918,523	1,033,291
Units disposed	(550,918)	(1,189,777)
Net increase(decrease)	367,605	(156,486)

Large
Units acquired	178,262	68,357
Units disposed	(136,582)	(21,973)
Net increase(decrease)	41,680	46,384

Targeted
Units acquired	190,705	146,552
Units disposed	(160,057)	(137,910)
Net increase(decrease)	30,648	8,642

INDEPENDENT AUDITORS' REPORT

To the Board of Directors

Ameritas Life Insurance Corp.

Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets – statutory basis as of December 31, 2013 and 2012, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2013 and the related notes to the statutory basis financial statements.

Management’s Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 15.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2013.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 26, 2014

AMERITAS LIFE INSURANCE CORP.

Balance Sheets – Statutory Basis

(in thousands, except shares)

	December 31
ADMITTED ASSETS	2013	2012
Bonds	$1,964,005	$1,692,490
Preferred stocks	5,194	8,039
Common stocks	1,249,111	1,041,799
Mortgage loans	543,066	569,496
Real estate:
Properties occupied by the company	21,964	22,684
Properties held for the production of income	24,785	29,962
Properties held for sale	4,529	697
Cash, cash equivalents, and short-term investments	88,419	76,332
Loans on insurance contracts	104,476	97,236
Other investments	95,301	100,495
Total Cash and Invested Assets	4,100,850	3,639,230

Investment income due and accrued	24,444	24,300
Deferred and uncollected premiums	42,467	35,531
Federal income tax recoverable - affiliates	3,759	10,165
Net deferred income tax asset	36,555	37,498
Other admitted assets	29,104	29,185
Separate account assets	4,950,588	4,222,023
Total Admitted Assets	$9,187,767	$7,997,932

LIABILITIES, CAPITAL AND SURPLUS

Reserves for life, accident and health policies	$2,274,840	$2,042,509
Deposit-type funds	216,463	210,599
Reserves for unpaid claims	47,586	42,865
Dividends payable to policyholders	8,538	8,471
Interest maintenance reserve	10,179	8,538
Accrued commissions, expenses and insurance taxes	50,289	55,813
Accrued separate account transfers	(66,681)	(63,367)
Asset valuation reserve	73,257	64,266
Liabilities for employee benefits	57,017	45,489
Other liabilities	63,895	62,309
Separate account liabilities	4,950,588	4,222,023
Total Liabilities	7,685,971	6,699,515

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid in capital	457,438	457,438
Unassigned surplus	1,041,858	838,479
Total Capital and Surplus	1,501,796	1,298,417
Total Liabilities, Capital and Surplus	$9,187,767	$7,997,932

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Summary of Operations and Changes in Capital and Surplus – Statutory Basis

(in thousands)

	Years Ended December 31
	2013	2012	2011

Premiums and Other Revenue

Premium income	$1,623,295	$1,494,912	$1,265,260
Net investment income	140,322	130,625	162,405
Commissions and expense allowances on reinsurance ceded	10,374	8,451	3,136
Income from fees associated with separate accounts	35,865	31,219	29,570
Miscellaneous income	15,144	15,922	12,236
Total Premiums and Other Revenue	1,825,000	1,681,129	1,472,607

Expenses

Benefits to policyholders	1,196,934	1,071,445	1,043,317
Change in reserves for life, accident and health policies	237,708	196,594	83,696
Commissions	93,599	81,718	62,384
General insurance expenses	244,852	220,957	177,670
Taxes, licenses and fees	25,458	25,437	20,410
Net transfers (from) to separate accounts	(20,767)	79,085	31,233
Total Expenses	1,777,784	1,675,236	1,418,710

Gain from Operations before Dividends, Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	47,216	5,893	53,897
Dividends to policyholders	8,596	8,430	8,321

Gain (Loss) from Operations before Federal Income Tax Expense (Benefit) and Net Realized Capital Gains (Losses)

	38,620	(2,537)	45,576
Federal income tax expense (benefit)	(17,065)	(4,280)	18,393

Gain from Operations before Net Realized Capital Gains (Losses)

	55,685	1,743	27,183
Net realized capital gains (losses), net of taxes	9,263	(1,715)	(996)

Net Income

	64,948	28	26,187

Change in special surplus - additional deferred tax asset	-	-	782

Unassigned surplus

Change in net unrealized capital gains, net of taxes	140,780	17,084	27,432
Change in net deferred income taxes	(5,890)	18,223	18,322
Change in non-admitted assets	28,995	(14,498)	(21,562)
Change in asset valuation reserve	(8,991)	(12,265)	(2,669)
Change in liability for reinsurance in unauthorized companies	20	(20)	-
Change in minimum pension liability, net of tax	1,528	(759)	(1,183)
Unrecognized actuarial losses, net of tax	(2,864)	-	-
Correction of errors (Note 1)	4,853	(8,524)	(9,038)
Dividends paid to stockholder	(20,000)	(50,000)	(20,000)

Net Change in Capital and Surplus

	203,379	(50,731)	18,271

Capital and Surplus at the Beginning of the Year

	1,298,417	1,349,148	1,330,877
Capital and Surplus at the End of Year	$1,501,796	$1,298,417	$1,349,148

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Statements of Cash Flows – Statutory Basis

(in thousands)

	Years Ended December 31

	2013

		2012	2011
OPERATING ACTIVITIES
Premium collected net of reinsurance	$1,620,328	$1,484,190	$1,260,871
Net investment income received	134,942	128,972	165,308
Miscellaneous income	61,205	55,325	44,878
Benefits paid to policyholders	(1,191,552)	(1,061,904)	(1,040,033)
Net transfers from (to) separate accounts	17,453	(78,022)	(20,621)
Commissions, expenses and taxes paid	(371,771)	(324,225)	(241,521)
Dividends paid to policyholders	(8,529)	(8,399)	(8,465)
Federal income taxes received (paid)	13,916	2,222	(38,273)
Net Cash from Operating Activities	275,992	198,159	122,144

INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid	520,846	472,367	393,214
Cost of investments acquired	(781,229)	(633,388)	(462,054)
Net change in loans on insurance contracts	(7,762)	(2,990)	4,069
Net Cash from Investing Activities	(268,145)	(164,011)	(64,771)

FINANCING AND MISCELLANEOUS ACTIVITIES

Change in deposit-type funds	5,864	4,617	7,480
Dividends to stockholder	(20,000)	(50,000)	(20,000)
Other miscellaneous, net	18,376	(31,793)	32,670
Net Cash from Financing and Miscellaneous Activities	4,240	(77,176)	20,150

Net Change in Cash, Cash Equivalents and Short-Term Investments	12,087	(43,028)	77,523

Cash, Cash Equivalents and Short-Term Investments – Beginning of Year	76,332	119,360	41,837

Cash, Cash Equivalents and Short-Term Investments – End of Year	$88,419	$76,332	$119,360

Non-cash transactions from investing activities:
Conversion of mortgage loans to real estate	4,683	-	-
Mortgage loans acquired as distribution – affiliate (Note 5)	2,169	-	-

The accompanying notes are an integral part of these statutory basis financial statements.

Ameritas Life Insurance Corp.

Notes to Financial Statements – Statutory Basis

For the Years Ended December 31, 2013, 2012 and 2011

(in thousands, except for shares)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

Ameritas Life Insurance Corp. (“the Company” or “Ameritas Life”), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (“AHC”), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (“AMHC”).  AMHC is a mutual insurance holding company.  Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.  AHC also wholly owns Ameritas Investment Partners, Inc (formerly Summit Investment Advisors, Inc., now “AIP”), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. (“AMFI”), a mortgage banking business, and owns 19.1% of Paycor, Inc., a payroll processing company.

The Company wholly owns Acacia Life Insurance Company (“Acacia”), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company (“Union Central”), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York (“Ameritas-NY”), a New York domiciled life insurance subsidiary, BNL Financial Corporation (“BNL Financial”), a holding company (dissolved December 31, 2012), and Brokers National Life Assurance Company (“BNL Assurance”) (distributed to the Company as a result of BNL Financial’s dissolution December 31, 2012), an Arkansas domiciled life insurance company.  Effective March 31, 2013, the Company sold its 100% common stock ownership in BNL Assurance to Aurigen USA Holdings Inc.  Ameritas also owns 100% (85% prior to August 23, 2013 and 80% prior to April 30, 2013) of Ameritas Investment Corp. (“AIC”), a broker dealer, and the remaining ownership of 15% prior to August 23, 2013 and 20% prior to April 30, 2013 was with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA.  Acacia is a 100% owner of Calvert Investments, Inc. (“Calvert”), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC (“Griffin”), a real estate investment company. Effective October 31, 2013, the Company and Acacia sold Acacia Federal Savings Bank (“AFSB”), a thrift chartered institution, to Stifel Bank & Trust (see Note 5 – Information Concerning Parent, Subsidiaries and Affiliates).

Effective October 1, 1998 (“the Effective Date”) the Company formed a closed block (“the Closed Block”) of policies, under an arrangement approved by the Insurance Department of the State of Nebraska (“the Department”) to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners (“NAIC”) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (“NAIC SAP”) other than accounting principles generally accepted in the United States of America (“GAAP”).

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.  Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (“OTTI”).

Current NAIC SAP practices vary from GAAP.  The more significant variances between NAIC SAP and GAAP are as follows:

Investments

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus.  Changes in the value of bonds up to amortized cost that are assigned a rating of “6” by the NAIC are reported directly in surplus.  Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.  Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost.  Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.  Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class.  If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows.  Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value.  If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks are carried at fair value.  Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus.  Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above.  Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value.  Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property.  Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, valuation allowances are established through the asset valuation reserve (“AVR”) for mortgage loans based on factors applied to different categories of loans based on payment history and type of underlying real estate.  Under GAAP, valuation allowances would be established through a charge to realized loss as losses are estimated to have occurred.  Loan losses are charged against the allowance when management believes the uncollectibility of the loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates.  Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold.  The net deferral is reported in the “Interest maintenance reserve” (“IMR”) in the accompanying Balance Sheets – Statutory Basis.  Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR.  Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability.  An AVR is not recorded under GAAP.  Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract.  Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus.  Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately.  Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge.  The ineffective portion of all changes in fair value is recorded in income.  An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Policy Acquisition Costs

Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred.  As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals.  Under GAAP, acquisition costs related to traditional term life insurance and long duration accident and health, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Unearned Revenue

Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received.  Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-admitted Assets

Under NAIC SAP, certain assets designated as “non-admitted” are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.  Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Universal Life and Annuity Policies

Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves.  Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.  Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

Reserves for Life, Accident and Health Policies

Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals.  NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's best estimates of mortality, interest and withdrawals.

Policyholder Dividends

Under NAIC SAP, policyholder dividends are recognized when declared.  Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

Reinsurance

Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves.  Under GAAP, reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received.  Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

Employee Benefits

Under NAIC SAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus.  The prepaid asset that results from an excess of the fair value of plan assets over the pension obligation is recorded as a non-admitted asset.  Actuarial gains and losses and prior service costs are recorded as a component of unassigned surplus, net of tax.  Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income.  In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

Federal Income Taxes

NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  Under NAIC SAP, deferred taxes are recorded in surplus.  Under GAAP, tax expense includes both current and deferred taxes.  Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized.  Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash, Cash Equivalents and Short-Term Investments

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less.  Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less.  Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Comprehensive Income

Comprehensive income and its components are not presented under NAIC SAP.

Goodwill

Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity’s share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions.  Additionally, under NAIC SAP, the amount of goodwill recorded as an “admitted asset” is subject to limitation.  Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.  In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist.  Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments

Investments are stated at amounts prescribed by the NAIC which are as follows:  bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase.  Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly.  Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment.  The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality.  The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality.  All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above.  Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.  The carrying value of an affiliated subsidiary was $2,500 and $5,000 as of December 31, 2013 and 2012, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition.  The Federal Home Loan Bank (“FHLB”) common stock is carried at cost.  The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus.  The value of affiliated subsidiaries was $982,752 and $822,594 and the value of affiliated mutual funds was $3,049 and $2,191 at December 31, 2013 and 2012, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums.  The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost.  Real estate held for sale is reported at the lower of amortized cost or fair value.  Depreciation expense is determined by the straight-line method.  Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with remaining maturity when purchased of three months or less. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance.  The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments.  Income from these investments is recognized when distributed.  Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.  These investments are recorded in “Other investments” in the Balance Sheets – Statutory Basis.  Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method.  Other-than-temporary impairments of $715, $926 and $3,578 were recorded as realized losses during 2013, 2012 and 2011, respectively.  The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached.  Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future.  The gains and losses of futures contracts are derived from the daily movement of the underlying market.  These gains and losses are settled in cash through a daily variation margin.  The Company sells futures contracts on certain equity indices which expire every 90 days.  The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months.  The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months.  The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company usually posts a short-term treasury bill with the bank.  The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk.  The collateral (treasury bill) is recorded as an asset by the Company included in “Bonds” on the Balance Sheets – Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $19,997 and $27,485, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(537), $(4,722) and $5,068 for the years ended December 31, 2013, 2012 and 2011, respectively.  The total variation margin on closed futures contracts is reflected in net investment income and totaled $(47,367), $(10,096) and $20,635 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company purchased and sold call options (“Volatility call options”) to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period.  If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value.  If option volatility decreases, the Volatility call options will expire without value.

The Company purchases and sells call options (“Index call options”) to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index.  The Company holds call options which expire monthly until December 1, 2014.  The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price.  The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.  These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company purchases and sells exchange traded call options (“Exchange traded index call options”) based on multiple equity indices to hedge equity index annuity contracts.  The Company has purchased and written Exchange traded index call options that expire through January 17, 2015. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price.  If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells exchange traded put options (“Equity put options”) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached.  Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period.  The Company has purchased and written Equity put options that expire through September 20, 2014. The Company paid and received initial fees (the option premium) to enter the option contracts.  The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price.  If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options.  To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.  The Company is required to post collateral to the brokering bank.  To comply with this requirement, the Company has posted a long-term Agency CMO and a short-term Treasury bill with the bank.  The collateral (Agency CMO and Treasury bill) is recorded in “Bonds” on the Balance Sheets – Statutory Basis as an asset by the Company.  The book/adjusted carrying value of the collateral recorded at December 31, 2013 and 2012 was $11,530 and $2,557, respectively.  The notional amount of the options at December 31, 2013 and 2012 was $(47,690) and $34,543, respectively.

The options are carried at their fair value and are reflected in “Other investments” in the Balance Sheets – Statutory Basis.  Changes in the fair value of expired options are reflected in “Net investment income” and changes in the fair value of open options are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  The total gain (loss) from expired options of $(3,593), $531 and $38 were recorded in “Net investment income” for the years ended December 31, 2013, 2012 and 2011, respectively.  Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in “Change in net unrealized capital gains” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis and totaled $6,414, $(3,135), and $269 for the years ended December 31, 2013, 2012, and 2011, respectively.

Investment income consists primarily of interest and dividends.  Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date.  Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments.  Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt.  Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted.  All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.  The amount excluded from unassigned surplus was $60, $35 and $34 at December 31, 2013, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value.  For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value.  For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss.  For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Non-Admitted Assets

In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus.  Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $71,802 and $100,797 at December 31, 2013 and 2012, respectively.

Furniture and Equipment

Electronic data processing (“EDP”) equipment at cost of $16,533 and $13,250, operating software at cost $2,819 and $2,995, and non-operating software at cost of $45,951 and $37,154 are carried at cost less accumulated depreciation at December 31, 2013 and 2012, respectively.  The admitted value of the Company’s EDP and operating and non-operating software is limited to three percent of capital and surplus.  The admitted portion at cost, net of accumulated depreciation of $48,082 and $42,985, was $4,199 and $2,498, respectively and is recorded in “Other admitted assets” in the Balance Sheets – Statutory Basis.  EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.  Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets.  Buildings are generally depreciated over forty years.  Furniture and fixtures are generally depreciated over three to ten years.  Depreciation expense on depreciable assets of $7,069, $5,874 and $7,327 was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2013.

Reserves for Life Policies and Deposit-type Funds

Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities.  Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) with appropriate statutory interest and mortality assumptions.  Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario.  The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations.  Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder.  For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims

The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors.  The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims.  Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims.  To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims.  Termination rates within the first two years from disability are modified based on Company experience.  Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits.  All interest discounting assumptions are based on the appropriate NAIC standard.  The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Acuarial Standard of Practice No. 5, Section 3.6.  In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience.  As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales.  Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates.  A portion of the Company’s business has been issued on a participating basis.  The amount of insurance in force on individual life participating policies was $3,678,957 or 13.3% and $3,083,687 or 13.5% of the individual life policies in force as of December 31, 2013 and 2012, respectively.

Accrued Separate Account Transfers

Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves

The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company.  The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes.  Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC.  Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.  Amortization included in net investment income was $2,544, $2,065 and $1,267 for 2013, 2012 and 2011, respectively.

Recognition of Premium Revenues and Related Costs

Life premiums are recognized as revenue when premiums are due.  Annuity considerations are recognized as income when received.  Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.  Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

Income Taxes

The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement.  The Company’s income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is subject to tax-related audits in the normal course of operations.  The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated.  The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets – Statutory Basis.  These reserves are based on judgment made by management with respect to the likely outcome of these matters.  The Company’s judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.  There was no reserve for tax related contingencies at December 31, 2013 and 2012.

The statute of limitations, generally, is closed for the Company through December 31, 2009.  In 2012, the Internal Revenue Service (“IRS”) completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009.  The Company has accepted the 2007-2009 IRS field examination report.  The Joint Committee on Taxation accepted the 2007-2009 IRS field examination report in March 2013.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk.  Separate account contract holders have no claim against the assets of the general account of the Company.  Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations

The Company operates in a business environment which is subject to various risks and uncertainties.  Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.  Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses.  This legislation may present an increased level of competition for sales of the Company’s products.  Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law.  Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products.  The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements

Statement of Statutory Accounting Principles No. 61 – Revised “Life, Deposit-type and Accident and Health Reinsurance” (“SSAP No. 61R”)

In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers.  The revisions to this statement were effective for the reporting periods beginning on or after December 31, 2012.  The adoption of the statement did not have a material impact to the Company’s financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (“SSAP No. 103”)

In March 2012, the NAIC issued SSAP No. 103, which superseded SSAP No. 91R, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”.  The statement was effective January 1, 2013.  There was no impact on the Company’s financial position or results of operations from adoption of this statement.

Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, A Replacement of SSAP No. 89” (“SSAP No. 102”)

In March 2012, the NAIC issued SSAP No. 102, which replaced SSAP No. 89 for the accounting and related reporting for pension obligations.  This statement was effective January 1, 2013.  There was no impact on the results of operations from adoption of this statement, however, the Company recorded a $1,701 reduction in unassigned surplus upon adoption.

Statement of Statutory Accounting Principles No. 92, “Accounting for Postretirement Benefits Other than Pensions, a Replacement of SSAP No. 14” (“SSAP No. 92”)

In March 2012, the NAIC issued SSAP No. 92, which superseded SSAP No. 14, “Postretirement Benefits Other Than Pensions”.  The statement was effective January 1, 2013.  The adoption of this statement did not impact the Company’s financial position or results of operations as these obligations are held by AHC.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Accounting Changes and Correction of Errors

On January 1, 2013, the Company adopted Statement of Statutory Accounting Principles No. 102, “Accounting for Pensions, a Replacement of SSAP No. 89” (“SSAP 102”), which replaced SSAP 89 for the accounting and related reporting for pension obligations.   SSAP 102 requires that underfunded defined benefit pension obligations, as determined when the projected benefit obligation exceeds the fair value of plan assets, be recognized as a liability under SSAP No. 5R.  The Company released the additional minimum pension liability of $1,528 and established an unrecognized actuarial loss of $3,228 for a net decrease to unassigned surplus of $1,701 upon adoption.

During 2013, the Company discovered the following errors related to a prior year that resulted in a direct increase in unassigned surplus at December 31, 2013:  (1) valuation reserves were incorrectly coded resulting in an incorrect calculation of $2,378, and (2) incorrect life age on an actuarial table resulting in a valuation reserve calculation error of $2,999.

Additionally, the Company discovered an error in the calculation of accrued interest for one policy form related to loans on insurance contracts of $524 which related to a prior year resulted in a direct decrease in unassigned surplus at December 31, 2013.

During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products.  This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation error on certain Actuarial Guideline 38 products which was corrected related to the prior year as a direct decrease to unassigned surplus of $7,985, while an additional error related to prior year was discovered in the incurred but not reported reinsurance process of $1,053 as a direct increase to unassigned surplus.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company.  The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012.  Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution.  BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 – INVESTMENTS

Bonds

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2013:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$106,695	$6,240	$(1,189)	$111,746
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	176,670	5,806	(4,739)	177,737
Hybrid securities	11,934	2,374	-	14,308
Industrial and miscellaneous (unaffiliated)	1,668,706	85,451	(28,970)	1,725,187
Total Bonds	$1,964,005	$99,871	$(34,898)	$2,028,978

NOTE 3 – INVESTMENTS, (continued)

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$127,276	$12,896	$-	$140,172
Special Revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	144,105	11,694	(47)	155,752
Hybrid securities	14,376	2,593	-	16,969
Industrial and miscellaneous (unaffiliated)	1,406,733	138,698	(1,579)	1,543,852
Total Bonds	$1,692,490	$165,881	$(1,626)	$1,856,745

The cost or amortized cost and estimated fair value of bonds at December 31, 2013 by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$63,132	$64,393
Due after one year through five years	459,688	503,399
Due after five years through ten years	1,018,969	1,035,802
Due after ten years	365,511	364,460
Bonds with multiple repayment dates	56,705	60,924
Total Bonds	$1,964,005	$2,028,978

Sales of bond investments in 2013, 2012 and 2011 resulted in proceeds of $81,608, $96,234 and $36,883 respectively, on which the Company realized gross gains of $5,444, $10,612 and $3,695, respectively, and gross losses of $20, $669 and $104, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2013	2012	2011
Bonds:
Gross realized capital gains on sales	$5,444	$10,612	$3,695
Gross realized capital losses on sales	(20)	(669)	(104)
Net realized capital gains on sales	5,424	9,943	3,591
Other, including impairments and net gain on dispositions
other than sales	1,170	(51)	(2,969)
Total bonds	6,594	9,892	622
Preferred stocks	-	388	-
Common stocks	17,041	3,616	6,097
Mortgage loans	(716)	(340)	-
Real estate	2,529	2,189	2,786
Other investments	(2,443)	(149)	(3,067)
Realized capital gains before federal income taxes
and transfer to IMR	23,005	15,596	6,438
Realized capital gains transferred to IMR	6,439	9,351	3,449
Federal income tax expense	7,303	7,960	3,985
Net realized capital gains (losses)	$9,263	$(1,715)	$(996)

The Company has entered into an agreement with the Federal Home Loan Bank (FHLB) of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises.  The agreement provides for advances (lines of credit) up to $100,000 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 5% of the advances less the amount of the asset-based membership stock held.  As of December 31, 2013 and 2012 the Company owned $4,574 of FHLB stock.  The Company had no outstanding balance related to the lines of credit at December 31, 2013 or 2012.

As of December 31, 2013 and 2012, the Company had issued $100,000 of funding agreements with the FHLB.  There is $128,187 and $157,859   of bonds pledged as collateral at December 31, 2013 and 2012, respectively, as a result of this agreement.  The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy.  The related reserves are reported in deposit-type funds of $100,025 and $100,032   on the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

NOTE 3 - INVESTMENTS, (continued)

Restricted Assets

A detailed summary of restricted assets (including pledged assets) primarily bonds and common stock at cost or amortized cost as of December 31, 2013 is as follows:

	Gross Restricted				Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Additional Restricted to Total Admitted Assets
Letter stock or securities
restricted as to sale	$4,574	$4,574	$-	$4,574	0.049%	0.050%
On deposit with states	7,272	7,253	19	7,272	0.079%	0.079%
Pledged as collateral not
captured in other categories:
Derivatives	31,527	30,042	1,485	31,527	0.340%	0.343%
FHLB	128,187	157,859	(29,672)	128,187	1.384%	1.395%
Total Restricted Assets	$171,560	$199,728	$(28,168)	$171,560	1.853%	1.867%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated common stocks were as follows:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$13,942	$(1,189)	$-	$-	$13,942	$(1,189)
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	75,996	(4,508)	1,965	(231)	77,961	(4,739)
Industrial and miscellaneous
(unaffiliated)	574,301	(27,977)	9,986	(993)	584,287	(28,970)
Total Bonds	664,239	(33,674)	11,951	(1,224)	676,190	(34,898)
Common Stocks	9,769	(267)	1,677	(213)	11,446	(480)
Total	$674,008	$(33,941)	$13,628	$(1,437)	$687,636	$(35,378)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$-	$-	$7	$-	$7	$-
Special Revenue and special
assessment obligations and all non-
guaranteed obligations of agencies
and authorities of governments and
their political subdivisions	6,370	(47)	11	-	6,381	(47)
Industrial and miscellaneous
(unaffiliated)	57,057	(1,282)	11,631	(297)	68,688	(1,579)
Total Bonds	63,427	(1,329)	11,649	(297)	75,076	(1,626)
Common Stocks	20,467	(1,505)	11,029	(780)	31,496	(2,285)
Total	$83,894	$(2,834)	$22,678	$(1,077)	$106,572	$(3,911)

The unrealized losses related to bonds in 2013 and 2012 reported above were primarily due to interest rate impacts, however also included credit-related considerations for certain bonds.  The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery.  Upon review of these factors, the Company determined that such declines were temporary in nature.  Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2013 and 2012.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery  Based on an evaluation of these factors, during 2013, the Company recorded realized losses for other-than-temporary impairments on unaffiliated common stocks of $143.  During 2012 and 2011, the Company recorded no other-than-temporary impairments as additional realized losses in unaffiliated preferred stocks and common stocks.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities.  At December 31, 2013 and 2012, bonds totaling $58,159 and $65,876, respectively, (2.8% and 3.7%, respectively, of the total bond and short-term portfolios) are considered “below investment grade”.  Securities are classified as “below investment grade” by utilizing rating criteria established by the NAIC.  During 2013, 2012 and 2011, the Company recorded realized losses for other-than-temporary impairments on bonds of $143, $568 and $3,203, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities.  The Company manages its exposure to subprime mortgage loans in several ways.  First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy.  Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2013 and 2012, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $18,445 and $1,703 and a fair value of $18,771 and $2,093, respectively.  Additionally, as of December 31, 2013 and 2012, the Company’s exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $6,746 and $847 and a fair value of $6,672 and $888, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2013 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2013
Present value of cash flows	$-	$-	$-	$-
June 30, 2013
Present value of cash flows	$-	$-	$-	$-
September 30, 2013
Present value of cash flows	$-	$-	$-	$-
December 31, 2013
Present value of cash flows	$529	$-	$143	$143

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

December 31, 2013
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
94985EAD3	$529	$386	$143	$386	$143
Total	$529	$386	$143	$386	$143

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2012
Present value of cash flows	$-	$-	$-	$-
June 30, 2012
Present value of cash flows	$788	$-	$429	$424
September 30, 2012
Present value of cash flows	$-	$-	$-	$-
December 31, 2012
Present value of cash flows	$-	$-	$-	$-

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

June 30, 2012
CUSIP	Amortized Cost Before OTTI	Projected Cash Flows	Recognized OTTI Impairment	Amortized Cost After OTTI	Fair Value
05949CKB1	$564	$280	$284	$280	$340
05953YCF6	224	79	145	79	84
Total	$788	$359	$429	$359	$424

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2013
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$149,351	$143,409	$(5,942)	$2,195	$1,965	$(230)

December 31, 2012
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses

Structured securities	$6,417	$6,370	$(47)	$551	$514	$(37)

Mortgage Loans and Real Estate

The mortgage loan portfolio by geographic region and property type is as follows:

	December 31, 2013		December 31, 2012
	Carrying Amount	Percent of Carrying Amount	Carrying Amount	Percent of Carrying Amount
Region
New England and Mid Atlantic	$30,782	5.7%	$30,911	5.4%
South Atlantic	179,640	33.1	193,603	34.0
North Central	142,977	26.3	151,740	26.6
South Central	66,123	12.2	67,068	11.8
Mountain	63,282	11.6	59,579	10.5
Pacific	60,262	11.1	66,595	11.7
Total	$543,066	100.0%	$569,496	100.0%

Property Type
Apartment and residential	$144,838	26.7%	$158,376	27.8%
Warehouses and industrial	162,508	29.9	159,466	28.1
Retail and shopping center	71,340	13.1	74,670	13.1
Office	139,284	25.7	150,000	26.3
Other	25,096	4.6	26,984	4.7
Total	$543,066	100.0%	$569,496	100.0%

NOTE 3 - INVESTMENTS, (continued)

For the mortgage loans held by the Company, debt service coverage ratio (“DSCR”) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans.  Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments.  Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.  Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

	December 31
	2013	2012
DSCR Distribution
Below 1.0	$36,260	$33,489
1.0 - 1.2	68,696	73,348
1.2 - 1.8	219,305	216,022
Greater than 1.8	97,188	102,086
Total	$421,449	$424,945

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2013	2012
Loan to Value
Below 60%	$4,277	$13,785
60-75%	1,290	-
Total	$5,567	$13,785

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

	December 31, 2013
	Residential First Mortgages	Second Trusts	Total
Performing	$95,849	$12,762	$108,611
Non-performing	7,399	40	7,439
Total	$103,248	$12,802	$116,050

	December 31, 2012
	Residential First Mortgages	Second Trusts	Total
Performing	$98,248	$18,122	$116,370
Non-performing	14,396	-	14,396
Total	$112,644	$18,122	$130,766

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2013
	Residential	Commercial	Total
Recorded investment (all)
Current	$106,744	$423,506	$530,250
30-59 days past due	1,797	-	1,797
60-89 days past due	70	-	70
90-179 days past due	1,503	-	1,503
180+ days past due	5,936	3,510	9,446
Accruing interest 90-179 days past due
Recorded investment	-	-	-
Interest accrued	-	-	-
Interest reduced
Recorded investment	2,138	3,745	5,883
Number of loans	5	2	7
Percent reduced	0.53%	4.00%	4.53%

	December 31, 2012
	Residential	Commercial	Total
Recorded investment (all)
Current	$113,768	$427,101	$540,869
30-59 days past due	980	5,596	6,576
60-89 days past due	1,622	2,273	3,895
90-179 days past due	4,154	3,760	7,914
180+ days past due	10,242	-	10,242
Accruing interest 90-179 days past due
Recorded investment	-	3,760	3,760
Interest accrued	-	122	122
Interest reduced
Recorded investment	-	-	-
Number of loans	-	-	-
Percent reduced	-%	-%	-%

At December 31, 2013, the average size of an individual commercial mortgage loan was $1,729.  The average size of an individual residential mortgage loan was $228.  For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition.  The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible.  However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted.  For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent.  Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.  The Company had mortgage reserves (the mortgage component of the AVR) of $6,471 and $18,347 at December 31, 2013 and 2012, respectively.  As of December 31, 2013, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.00% for residential mortgage loans.

NOTE 3 - INVESTMENTS, (continued)

In 2013, the Company issued 29 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.35% totaling $47,047.  The Company also acquired 7 residential mortgage loans at the maximum and minimum rates of interest of 5.625% and 2.00% totaling $2,452.  Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2013 and 2012, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment.  The Company had impairments of $475 and $340 for commercial mortgage loans during 2013 and 2012, respectively.  The Company had impairments of $959 and $0 for residential mortgage loans during 2013 and 2012, respectively.

The investment in impaired loans with or without credit losses are as follows:

	December 31, 2013
	Residential	Commercial	Total
No allowance for credit losses	$8,784	$7,255	$16,039

	December 31, 2012
	Residential	Commercial	Total
No allowance for credit losses	$-	$3,797	$3,797

A summary of information pertaining to impaired loans is as follows:

	December 31, 2013
	Residential	Commercial	Total

Average recorded investment	$11,121	$5,164	$16,285
Interest income recognized	143	346	489
Recorded investments on nonaccrual status	7,439	3,510	10,949
Amount of interest income recognized using the cash basis method
of accounting	132	372	504

	December 31, 2012
	Residential	Commercial	Total

Average recorded investment	$39	$3,823	$3,862
Interest income recognized	-	282	282
Recorded investments on nonaccrual status	14,396	-	14,396
Amount of interest income recognized using the cash basis method
of accounting	-	282	282

NOTE 3 - INVESTMENTS, (continued)

Real estate consists of home office property, commercial and residential property held for the production of income and commercial property held for sale.  The two commercial properties classified as held for sale are located in Seminole, FL and Lincoln, NE and have carry values of $3,760 and $769, respectively.  Accumulated depreciation for real estate was $44,911 and $42,600 as of December 31, 2013 and 2012, respectively.  The Company recorded $177, $0 and $0 in impairment losses on residential real estate for the years ended December 31, 2013, 2012 and 2011, respectively.

Net Investment Income

Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2013	2012	2011
Income:
Bonds	$87,622	$87,065	$90,083
Preferred stocks	454	682	823
Common stocks	68,993	16,855	14,380
Mortgage loans	31,252	26,302	25,871
Real estate *	13,485	14,106	15,128
Loans on insurance contracts	5,695	6,148	5,606
Short-term investments	28	98	46
Derivatives	(50,960)	(9,566)	20,674
Other investments	8,872	11,764	8,348
Amortization of interest maintenance reserve	2,544	2,065	1,267
Gross investment income	167,985	155,519	182,226
Expenses:
Depreciation	3,331	3,543	3,435
Other	24,332	21,351	16,386
Total investment expenses	27,663	24,894	19,821
Net investment income	$140,322	$130,625	$162,405

* Includes amounts for the occupancy of company-owned property of $5,029, $4,929 and $5,141 in 2013, 2012, and 2011, respectively.

Fair Value Measurements

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market.  The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3).  An asset’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).  The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2013 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$258,736	$-	$-	$258,736
Parent, subsidiaries and affiliates	3,049	-	-	3,049
Total common stocks	261,785	-	-	261,785
Derivative assets
Index call options	2,799	5,271	-	8,070
Volatility call options	-	-	-	-
Equity put options	352	-	-	352
Total derivatives	3,151	5,271	-	8,422
Separate account assets	4,950,439	-	-	4,950,439
Total assets at fair value	$5,215,375	$5,271	$-	$5,220,646

The following table provides information as of December 31, 2012 about the Company’s financial assets measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets at fair value
Common stock
Industrial and miscellaneous	$212,440	$-	$-	$212,440
Parent, subsidiaries and affiliates	2,191	-	-	2,191
Total common stocks	214,631	-	-	214,631
Derivative assets
Index call options	911	1,560	-	2,471
Volatility call options	279	-	-	279
Equity put options	1,465	-	-	1,465
Total derivatives	2,655	1,560	-	4,215
Separate account assets	4,221,921	-	-	4,221,921
Total assets at fair value	$4,439,207	$1,560	$-	$4,440,767

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets

These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options.  Unadjusted quoted prices for these securities are provided to the Company by independent pricing services.  Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

NOTE 3 - INVESTMENTS, (continued)

Level 2 – Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 2, with the exception of exchange traded index call options.  The Company used broker quotes for the monthly valuation of index call options.  The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.  As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets

At December 31, 2013 and 2012, there were no financial assets measured at fair value at Level 3.

The following table summarizes changes to our financial instruments for the year-end December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2012	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Settlements	Ending balance at 12/31/2012
Assets:
Bonds
Industrial and miscellaneous	$26	$-	$(23)	$11	$(14)	$-	$-
Other investments	410	-	(175)	-	(235)	-	-
Total Assets	$436	$-	$(198)	$11	$(249)	$-	$-

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads.  Transfers between level categorizations may also occur due to changes in the valuation source.  Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred.  There were no transfers between Level 1 and 2 during 2013 or 2012.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method.  The Company had no financial instruments that were determined it was not practicable to calculate a carrying value.   The fair values are also categorized into the three-level fair value hierarchy as described above.

As of December 31, 2013:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$2,028,978	$1,964,005	$-	$1,672,697	$356,281
Preferred stocks	5,490	5,194	-	3,943	1,547
Common stocks	266,359	266,359	261,785	4,574	-
Mortgage loans	565,914	543,066	-	-	565,914
Cash, cash equivalents and short-term
investments	88,419	88,419	88,419	-	-
Loans on insurance contracts	107,047	104,476	-	-	107,047
Other investments	11,674	11,571	3,151	5,271	3,252
Investment income due and accrued	24,444	24,444	24,444	-	-
Separate account assets	4,950,588	4,950,588	4,950,588	-	-
Total financial assets	$8,048,913	$7,958,122	$5,328,387	$1,686,485	$1,034,041

Liabilities:
Deposit-type funds	$215,770	$216,463	$-	$-	$215,770
Separate account liabilities	4,950,588	4,950,588	4,950,588	-	-
Total financial liabilities	$5,166,358	$5,167,051	$4,950,588	$-	$215,770

NOTE 3 - INVESTMENTS, (continued)

As of December 31, 2012:

	Fair Value	Book /Adjusted Carrying Value	Level 1	Level 2	Level 3
Assets:
Bonds	$1,856,745	$1,692,490	$-	$1,557,682	$299,063
Preferred stocks	8,750	8,039	-	6,593	2,157
Common stocks	219,205	219,205	214,632	4,573	-
Mortgage loans	602,132	569,496	-	-	602,132
Cash, cash equivalents and short-term
investments	76,332	76,332	76,332	-	-
Loans on insurance contracts	110,963	97,236	-	-	110,963
Other investments	7,823	7,578	2,655	1,560	3,608
Investment income due and accrued	24,300	24,300	24,300	-	-
Separate account assets	4,222,023	4,222,023	4,222,023	-	-
Total financial assets	$7,128,273	$6,916,699	$4,539,942	$1,570,408	$1,017,923

Liabilities:
Deposit-type funds	$210,770	$210,599	$-	$-	$210,770
Separate account liabilities	4,222,023	4,222,023	4,222,023	-	-
Total financial liabilities	$4,432,793	$4,432,622	$4,222,023	$-	$210,770

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and Preferred Stocks:  The fair values for bonds and preferred stocks are based on quoted market prices, where available.  For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2.  Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common Stocks:  For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities.  For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2.  Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage Loans:  The fair values of commercial mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.  The fair value of residential mortgage loans was determined based on a discounted cash flow methodology performed by a third party.  The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other Investments:  Exchange traded index call options, volatility call options and equity put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities.  Over-the-counter index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option.  In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2.  The fair value for  other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on Insurance Contracts:  The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans.  Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-Type Funds:  Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Assets and Liabilities:  The fair values of separate account assets are based upon net asset values provided by the fund managers.  Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized ("adjusted gross deferred tax asset").  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,300	$4,821	$105,121
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,300	4,821	105,121
Deferred tax assets non-admitted	20,140	-	20,140
Subtotal net admitted deferred tax assets	80,160	4,821	84,981
Deferred tax liabilities	(13,874)	(34,552)	(48,426)
Net admitted deferred tax assets/(net deferred tax liability)	$66,286	$(29,731)	$36,555

NOTE 4 - INCOME TAXES (continued)

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2013 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$36,555	$-	$36,555
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$36,555	$-	$36,555
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$219,156
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$43,605	$4,821	$48,426
Deferred tax assets admitted as the result of application
of SSAP No. 101	$80,160	$4,821	$84,981

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$100,715	$7,350	$108,065
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	100,715	7,350	108,065
Deferred tax assets non-admitted	42,073	-	42,073
Subtotal net admitted deferred tax assets	58,642	7,350	65,992
Deferred tax liabilities	(10,564)	(17,930)	(28,494)
Net admitted deferred tax assets/(net deferred tax liability)	$48,078	$(10,580)	$37,498

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$22,193	$3,720	$25,913
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$11,585	$-	$11,585
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$11,585	$-	$11,585
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$188,763
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$24,864	$3,630	$28,494
Deferred tax assets admitted as the result of application
of SSAP No. 101	$58,642	$7,350	$65,992

NOTE 4 - INCOME TAXES (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2012 to December 31, 2013 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$(415)	$(2,529)	$(2,944)
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	(415)	(2,529)	(2,944)
Deferred tax assets non-admitted	(21,933)	-	(21,933)
Subtotal net admitted deferred tax assets	21,518	(2,529)	18,989
Deferred tax liabilities	(3,310)	(16,622)	(19,932)
Net admitted deferred tax assets/(net deferred tax liability)	$18,208	$(19,151)	$(943)

The changes of the amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 from December 31, 2012 to December 31, 2013 were as follows:

	Ordinary	Capital	Total
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
through loss carrybacks	$(22,193)	$(3,720)	$(25,913)
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
After application of the threshold limitation	$24,970	$-	$24,970
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$24,970	$-	$24,970
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$30,393
Adjusted gross deferred tax assets offset by gross
deferred tax liabilities	$18,741	$1,191	$19,932
Deferred tax assets admitted as the result of application
of SSAP No. 101	$21,518	$(2,529)	$18,989

The Company used the following amounts in determining the DTA admissibility:

	2013	2012
Ratio percentage used to determine recovery period and
threshold limitation above [Ex DTA ACL RBC ratio]	1,208%	987%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,461,042	$1,258,420

There was no tax planning strategies utilized as of December 31, 2013, while tax planning strategies were utilized during 2012, there was no impact as of December 31, 2012.

	December 31, 2012
	Ordinary	Capital
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets by tax character as a percentage.
Adjusted gross DTAs amount from above	$100,715	$7,350
Net admitted adjusted gross DTAs amount from above	$58,642	$7,350

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2013	2012	2011
Federal	$(17,049)	$(3,926)	$19,605
Foreign	-	-	-
Subtotal	(17,049)	(3,926)	19,605
Federal income tax on net capital gains	9,556	11,232	5,192
Other	(16)	(354)	(1,212)
Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$124	$150	$172	$(26)	$(22)
Unearned premium reserve	434	439	385	(5)	54
Policyholder reserves	19,399	25,989	14,564	(6,590)	11,425
Deferred acquisition costs	24,991	21,384	18,535	3,607	2,849
Policyholder dividends accrual	2,987	2,964	2,953	23	11
Fixed assets	60	63	56	(3)	7
Compensation and benefits accrual	23,922	20,418	18,248	3,504	2,170
Receivables - non-admitted	18,081	20,554	17,406	(2,473)	3,148
Net operating loss carry-forward	45	45	-	-	45
Other (including items <5% of total
ordinary tax assets)	10,257	8,709	7,258	1,548	1,451
Subtotal	100,300	100,715	79,577	(415)	21,138
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted deferred tax assets	20,140	42,073	36,564	(21,933)	5,509
Admitted ordinary deferred tax assets	$80,160	$58,642	$43,013	$21,518	$15,629

Capital
Investments	$580	$4,507	$1,609	$(3,927)	$2,898
Real Estate	2,624	2,256	2,239	368	17
Other (including items <5% of total
ordinary tax assets)	1,617	587	712	1,030	(125)
Subtotal	4,821	7,350	4,560	(2,529)	2,790
Statutory valuation allowance adjustment	-	-	-	-	-
Non-admitted	-	-	-	-	-
Admitted capital deferred tax assets	4,821	7,350	4,560	(2,529)	2,790
Admitted deferred tax assets	$84,981	$65,992	$47,573	$18,989	$18,419

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2013	2012	2011	from 2012	from 2011
Deferred tax liabilities:
Ordinary
Investments	$1,396	$1,409	$1,498	$(13)	$(89)
Fixed assets	6,538	5,022	4,598	1,516	424
Policyholder reserves	1,938	111	148	1,827	(37)
Unearned commissions	3,690	3,749	1,977	(59)	1,772
Other (including items <5% of total
ordinary tax liabilities)	312	273	272	39	1
Subtotal	$13,874	$10,564	$8,493	$3,310	$2,071

Capital
Investments	$34,329	$17,598	$11,089	$16,731	$6,509
Real estate	223	332	417	(109)	(85)
Subtotal	$34,552	$17,930	$11,506	$16,622	$6,424

Deferred tax liabilities	$48,426	$28,494	$19,999	$19,932	$8,495

Net deferred tax assets	$36,555	$37,498	$27,574	$(943)	$9,924

The change in the net admitted deferred tax asset was $18,989, $5,280 and $4,157 for the years ended December 31, 2013, 2012 and 2011, respectively.  The change in non-admitted deferred tax assets of $(21,933), $5,509 and $18,520 was included in “Change in non-admitted assets” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011, respectively.

The change in net deferred income taxes as of December 31 are as follows:

	2013	2012	Change
Total gross deferred tax assets	$105,121	$108,065	$(2,944)
Total deferred tax liabilities	48,426	28,494	19,932
Net deferred tax asset	$56,695	$79,571	(22,876)
Tax effect of change in unrealized gains and pension liability			16,986
Change in net deferred income tax			$(5,890)

	2012	2011	Change
Total gross deferred tax assets	$108,065	$84,137	$23,928
Total deferred tax liabilities	28,494	19,999	8,495
Net deferred tax asset	$79,571	$64,138	15,433
Tax effect of change in unrealized gains			3,243
Adjust due to BNL Financial dissolution			(45)
Change in net deferred income tax			$18,631

	2011	2010	Change
Total gross deferred tax assets	$84,137	$65,464	$18,673
Total deferred tax liabilities	19,999	24,003	(4,004)
Net deferred tax asset	$64,138	$41,461	22,677
Tax effect of change in unrealized losses			(4,355)
Change in net deferred income tax			$18,322

NOTE 4 - INCOME TAXES, (continued)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes.  The significant items causing this difference as of December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
Net gain (loss) from operations before income taxes	$38,620	$(2,537)	$45,576
Net realized capital gains before income taxes	23,005	15,596	6,438
Prior year reserve errors	4,853	(8,524)	(7,985)
Prior year IBNR error	-	-	(1,053)
Change in pension liability	-	(1,167)	(1,183)
Change in unauthorized reinsurance	20	(20)	-
Total pre-tax statutory income	66,498	3,348	41,793
Change in non-admitted assets	7,063	(8,991)	(2,258)
IMR amortization	(2,544)	(2,065)	(1,267)
Tax-exempt income	(11,407)	(9,818)	(10,988)
Investment in subsidiary	(826)	(2,888)	-
Dividend from affiliate	(64,497)	(12,176)	(10,611)
IRS examination	-	1,111	-
Non-deductible expense	2,379	2,310	1,598
Other	(582)	(38)	-
Subtotal	(3,916)	(29,207)	18,267
Statutory tax rate	0.35	0.35	0.35
Subtotal	(1,371)	(10,222)	6,393
Change in federal income tax reserve	-	(416)	12
Tax credits	(248)	(1,041)	(1,142)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

Federal and foreign income tax incurred	$(7,509)	$6,952	$23,585
Change in deferred income tax	5,890	(18,631)	(18,322)
Total statutory income taxes	$(1,619)	$(11,679)	$5,263

At December 31, 2013, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The amount of federal income taxes incurred in the current year and each of the two preceding years, which is available for recoupment in the event of future losses is $0.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company	PRBA, Inc.
Ameritas Investment Partners, Inc.	PRB Administrators, Inc.
Ameritas Mortgage Funding, Inc.	Acacia Federal Savings Bank
Ameritas Life Insurance Corp.	Calvert Investments, Inc.
Acacia Life Insurance Company	Calvert Investment Management, Inc.
Ameritas Investment Corp.	Calvert Investment Administrative Services, Inc.
Ameritas Life Insurance Corp. of New York	Calvert Investment Distributors, Inc.
The Union Central Life Insurance Company	Calvert Investment Services, Inc.

NOTE 4 - INCOME TAXES, (continued)

The Company’s income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

As a result of significant business assumed by Ameritas-NY from Union Central through a series of reinsurance transactions, New York Department of Financial Services (“NY-DFS”) required that the Company commit to maintaining a certain level of surplus for Ameritas-NY at December 31, 2013, with any shortfall eliminated by March 31, 2014.  The surplus of Ameritas-NY exceeded the amount committed to at December 31, 2013.

Effective October 31, 2013, the Company sold its shares of AFSB to Stifel Bank & Trust for $9,072, less estimated selling cost of ($42), net of 2012 accrual reversals, and recognized a pre-tax capital gain on the sale of $2,120 with a federal income tax benefit of $2,412.  The net after tax impact of this sale transaction of $4,532 is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

An in-kind dividend distribution of residential mortgage loans with a fair value of $2,169 was received from AFSB immediately prior to the sale. This distribution was reflected as a reduction to the Company’s carrying amount in the Balance Sheets – Statutory Basis due to the distribution being in excess of AFSB’s undistributed accumulated earnings on the Company’s books.

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of AFSB to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction was targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.  In April 2013, the companies mutually agreed to terminate this agreement to sell the AFSB stock.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate.  The residential mortgage loans and real estate were recorded by the Company at their fair value.  Additionally on this date and in conjunction, the Company made a capital contribution of $1,067 to AFSB.  The Company received a common stock dividend in the amount of $1,479 from AFSB on April 30, 2012.

On July 23, 2013, the Company received a Put Notice from Centralife Annuties Services, Inc. (“CASI”) to tender its entire share holdings of AIC to the Company.  The settlement date was on August 23, 2013 whereby the Company purchased from CASI the remaining 45,023 outstanding shares of AIC for $2,393 and recorded a contingency reserve of $300 at September 30, 2013.  The contingency reserve was settled during October 2013 and an additional amount of $287 was paid to CASI.

On April 30, 2013, the Company made a $4,000 capital contribution to AIC.  Prior to this contribution, the Company owned 80% of AIC with CASI owning the remaining 20%.  CASI elected not to make a contribution on this date, whereby the capital contribution was re-characterized to issue 74,891 additional shares of common stock to the Company.  The Company owned 85% of AIC as of April 30, 2013.  On November 30, 2012, the Company made an $800 capital contribution to AIC.

On May 31, 2013 and December 30, 2013, respectively, the Company made capital contributions of $65,000 and $25,000 to Ameritas-NY.  No additional shares were issued.

The Company received cash dividends from Union Central in the amounts of $40,000 on May 28, 2013, $10,000 on September 26, 2013 and $10,000 on December 26, 2013, all of which were recorded in net investment income.

The Company sold its 100 percent common stock ownership in BNL Assurance to an outside party for $21,336 less selling costs of $62 and recognized a realized gain on the sale of $2,383 on March 31, 2013, which is reflected in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

In accordance with SSAP No. 97 “Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 88” paragraph 11, the Company has recorded the common stock cash dividends paid by Acacia as a return of capital that it received on March 28, 2013 of $5,000, June 28, 2013 of $5,000, September 26, 2013 of $5,000 and December 26, 2013 of $780.  The Company has reduced the carrying amount of this investment by $15,780.  The Company received a common stock dividend from Acacia in the amount of $4,220 on December 26, 2013 and $10,000 on December 17, 2012.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia.  The stock, which pays dividends in an amount per annum equal to 6.66% and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015.  On June 3, 2013, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $83 on March 5, 2013 and June 3, 2013, $69 on September 4, 2013 and $42 on December 26, 2013.  On June 5, 2012, the Company redeemed 100,000 shares at $2,500.  The Company received ordinary preferred stock dividends from Acacia in the amounts of $125 on March 14, 2012 and June 5, 2012, $111 on September 4, 2012 and $83 on December 13, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253.  See Note 2 for further details.

The Company offers mutual funds of Calvert Variable Series, Inc. (“CVS”) and Calvert Variable Products, Inc. (“CVP”), affiliates, to policyholders through separate accounts.  The Company had separate account investments in mutual funds offered through CVS and CVP of $1,244,853 and $1,174,068 as of December 31, 2013 and 2012, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through AIC.  Policies placed by this affiliate generated commission and general insurance expense of $19,957, $19,625 and $15,449 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2013 and 2012, which were recorded in “Other admitted assets” and “Other liabilities” in the Balance Sheets-Statutory Basis.  The terms of the settlements require that these amounts be settled monthly.

	2013	2012
Ameritas Holding Company	$(3,933)	$(4,196)
The Union Central Life Insurance Company	1,861	1,516
Ameritas Life Insurance Corp. of New York	2,435	2,140
Ameritas Investment Corp.	398	649
Ameritas Investment Partners, Inc.	351	340
Acacia Life Insurance Company	2,533	8,963
Acacia Federal Savings Bank	-	437
Calvert Investments, Inc.	245	168
Brokers National Life Assurance Company	-	209
Griffin Realty, LLC	5	-
Total	$3,895	$10,226

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements.  The net effect on general insurance expenses under these agreements has been a decrease of $79,981, $82,403 and $102,756 for the years ended December 31, 2013, 2012 and 2011, respectively.  In addition, the Company receives investment advisory services from an affiliate.  Costs related to this agreement totaled $4,475, $3,903 and $3,705 of which $4,280, $3,738 and $3,563 are included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company is charged a fee for the use of furniture and equipment owned by affiliates.  The amount of fees recorded relating to these transactions was $1,342, $2,618 and $3,429 for the years ended December 31, 2013, 2012 and 2011, respectively.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001.  The bonds, reflected in “Other liabilities” in the Balance Sheets – Statutory Basis, are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year’s earnings.  The bonds are fully callable and redeemable at par at any time.  BNL Financial called these bonds in January 2012 at which time accruing for interest ceased.  The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2013.  No balance was outstanding at any time during 2013 and 2012.  The line of credit expires May 31, 2014.

NOTE 7 - EMPLOYEE BENEFITS

The Company sponsors a non-qualified, unfunded, defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the defined benefit pension plan.  Since the non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents.  The Company's method of accounting for these plans is the accrual method.

The measurement date for the Company’s pension benefits was December 31 for 2013, 2012 and 2011.  A summary of the  obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2013	2012	2011
Change in projected benefit obligation:
Benefit obligation at beginning of year	$15,466	$14,223	$12,747
Service cost	274	181	129
Interest cost	610	651	702
Actuarial (gain) loss	(151)	1,496	1,730
Benefits paid	(1,085)	(1,085)	(1,085)
Benefit obligation at end of year	$15,114	$15,466	$14,223

	Pension Benefits
	2013	2012	2011
Underfunded
Liabilities recognized
Accrued benefit costs	$10,709	$10,500	$10,525
Liability for pension benefits	4,405	4,966	3,698
Total liabilities recognized	$15,114	$15,466	$14,223
Unrecognized liabilities	$4,405	$4,966	$3,698

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Service cost	$274	$181	$129
Interest cost	610	651	702
Amount of recognized losses	410	228	126
Total net periodic benefit cost	$1,294	$1,060	$957

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The amounts in unassigned surplus recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Items not yet recognized as a component of net
periodic cost - prior year	$4,966	$3,698	$2,094
Net (gain) loss arising during the period	(151)	1,496	1,730
Net loss recognized	(410)	(228)	(126)
Items not yet recognized as a component of net
periodic cost - current year	$4,405	$4,966	$3,698

The amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net recognized losses	$297	$320	$228

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2013	2012	2011
Net unrecognized losses	$4,405	$4,966	$3,698

The weighted-average assumptions are as follows:

		Pension Benefits
	2013	2012	2011
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	3.74%	4.76%	5.75%
Rate of compensation increase	5.00%	5.00%	5.00%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	4.59%	3.74%	4.76%
Rate of compensation increase	5.00%	5.00%	5.00%

Future expected pension benefit payments are as follows:

Year	Amount
2014	$1,085
2015	$1,077
2016	$1,065
2017	$1,045
2018	$1,030
2019-2023	$7,923

NOTE 7 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the defined pension benefit plan is as follows:

	December 31,	December 31,
	2013	2012
Accumulated benefit obligation	$13,233	$12,850

Projected benefit obligation (PBO)	$15,114	$15,466
Unfunded status (PBO - Plan assets)	$15,114	$15,466

Unrecognized items:
Unrecognized losses, net of tax	$2,864	$3,228
Total unrecognized items, net of tax	$2,864	$3,228

Additional minimum pension liability, net of tax	$-	$1,528

The Company participates in the Ameritas Pension Plan (“the Plan”), a noncontributory defined benefit plan sponsored by AHC.  The Company was charged an expense equal to its proportionate share of Plan funding for the years ended December 31, 2013, 2012 and 2011 totaling $10,152, $7,373 and $7,904, respectively for its participation in the Plan.

Total net periodic benefit cost for the Plan was recorded in “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2013, 2012 and 2011.

The Company holds a pre-funded pension expense receivable due from AHC.  The balance of the prefunded pension expense receivable was $2,500 and $15,990 at December 31, 2013 and 2012, respectively, and is a non-admitted asset.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.  In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC.  Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation.  In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006.  Contributions by the Company to the employee and agents defined contribution plans were $9,280, $8,990 and $8,479 in 2013, 2012 and 2011, respectively.

The Company also participates in a postretirement benefit plan sponsored by AHC.  The expense for the postretirement benefit plan was paid entirely by AHC.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.  Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department.  Based on this limitation, the Company would be able to pay $149,930 in dividends in 2014, without prior approval.  The Company paid ordinary dividends of $20,000, $50,000 and $20,000 to AHC, its parent, in 2013, 2012 and 2011, respectively.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date.  The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2013	2012	2011
Unrealized capital gains, net of taxes	$303,341	$146,563	$129,479
Non-admitted asset values	(71,802)	(100,797)	(86,299)
Asset valuation reserve	(73,257)	(64,266)	(52,001)
Liability for reinsurance in unauthorized companies	-	(21)	(1)

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2013 and 2012, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $30,392 and $38,790, respectively, and mortgage loan commitments of $13,154 and $7,625, respectively, to be purchased in subsequent years.  These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements.  The Company’s exposure to credit loss is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.  The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability.  The Company has no contingent liability at December 31, 2013 and 2012, related to performance in its Closed Block.

Guaranty Funds Assessments

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds.  Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state.  In some states these assessments may be applied against premium taxes.  The Company estimated its cost related to past insolvencies and has provided a reserve included in “Other Liabilities” of $777 and $945 as of December 31, 2013 and 2012, respectively, and estimated recoveries from premium taxes of $641 and $854 included in “Other admitted assets” in the Balance Sheets – Statutory Basis as of December 31, 2013 and 2012, respectively.

Litigation and Regulatory Examination

From time to time, the Company is subject to litigation and regulatory examination in the normal course of business.  Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations.

There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2013 and 2012.

Uncollectibility of Assets

The Company had admitted assets of $7,841 and 7,335 at December 31, 2013 and 2012, respectively, in accounts receivable for uninsured plans included in “Other admitted assets” on the Balance Sheets – Statutory Basis.  The Company routinely assesses the collectibility of these receivables.  Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans, which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the year ended December 31:

	2013	2012	2011
Net reimbursement for administrative expenses (including
administrative fees) in excess of actual expenses	$2,016	$1,725	$2,013
Net gain from operations	$2,016	$1,725	$2,013

Total claim payment volume	$133,418	$138,416	$113,784

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans which is reported within “General insurance expenses” in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the year ended December 31:

	2013	2012	2011
Gross reimbursement for medical cost incurred	$19,270	$16,919	$17,064
Other income or expenses (including interest paid
to or received from plans)	12	12	11
Gross expenses incurred (claims and administrative)	18,315	16,370	16,070
Net gain from operations	$967	$561	$1,005

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment.  Rental expense during 2013, 2012 and 2011 for operating leases was $3,474, $2,862 and $3,426, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2013:

2014	$2,412
2015	2,065
2016	1,713
2017	1,394
2018 and thereafter	3,921
$11,505

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring

At December 31, 2013, the Company had 12 residential mortgage loans with restructured terms of $4,411 at carry value and interest income of $97, and one commercial mortgage loan with restructured terms of $3,510 at carry value and interest income of $126.  At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 at carry value and interest income of $0.  The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring.  The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.  There were 14 short sales on residential mortgage loans in 2013 and no short sales in 2012.

NOTE 12 - OTHER ITEMS, (continued)

Offsetting and Netting of Assets and Liabilities

As of December 31, 2013, the Company held call and put options with gross recognized assets of $26,196 and gross recognized liabilities of $17,774.  The gross recognized liabilities of $17,774 were offset with the gross recognized assets of $26,196 in accordance with SSAP No. 64, Offsetting and Netting of Assets and Liabilities.  The net asset amount of $8,422 was recorded in “Other investments" on the Balance Sheets – Statutory Basis.

NOTE 13 - SUBSEQUENT EVENTS

The Company's Board of Directors approved the Plan of Merger with Acacia and Union Central, both wholly owned subsidiaries, in December, 2013 subject to regulatory approval.  The surviving company will be Ameritas Life effective July 1, 2014.

The Company's Plan of Merger was approved by the Department on January 9, 2014 along with approval for Union Central on that date.  Acacia received the District of Columbia Department of Insurance, Securities and Banking response on February 6, 2014 that informed Acacia that it had no objection to the Plan of Merger.  The following summarized data gives effect 'as if' the merger had been consummated.  The most current unaudited pro forma combined financial information available for the Company “as merged” is as of December 31, 2013.

	December 31
	2013	2012
Total Assets	$16,253,386	$15,741,407
Capital and Surplus	$1,551,679	$1,348,296

	Years Ended December 31
	2013	2012
Total Premiums and Other Revenues	$2,538,857	$2,578,430
Net Income	$190,458	$95,858

On January 1, 2014, the Company will be subject to an annual fee under section 9010 of the Affordable Care Act (“ACA”). This annual fee will be allocated to individual health insurers based on the ratio of the amount of the entity's net premiums written during the preceding calendar year to the amount of health insurance for any U.S. health risk that is written during the preceding calendar year. A health insurance entity's portion of the annual fee becomes payable once the entity provides health insurance for any U.S. health risk for each calendar year beginning on or after January 1, 2014. As of December 31, 2013, the Company has written health insurance subject to the ACA assessment, expects to conduct health insurance business in 2014, and estimates their portion of the annual health insurance industry fee to be payable on September 30, 2014 to be $7,325. This assessment is expected to impact risk based capital (“RBC”) by 0.006%.

The Company has evaluated events subsequent to December 31, 2013 and through March 26, 2014, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers.  These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.  These reinsured risks are treated in the financial statements as risks for which the Company is not liable.  Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded.  A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations.  Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia, Ameritas-NY, and other non-affiliated companies.  No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

NOTE 14 – REINSURANCE, (continued)

Following is a summary of the transactions through reinsurance operations:

	Years Ended December 31
	2013	2012	2011
Premium Income:
Assumed (related party $171, $3 and $177 in 2013, 2012 and 2011)	$63,814	$65,393	$56,518
Ceded (related party $2,148, $2,304 and $2,362 in 2013, 2012 and 2011)	42,358	31,956	27,075
Benefits To Policyholders:
Assumed	60,905	62,947	54,129
Ceded (related party $2,406, $2,167 and $2,096 in 2013, 2012 and 2011)	18,740	25,498	28,271
Reserves for life, accident and health policies:
Assumed (related party $99, $95 and $52 in 2013, 2012 and 2011)	375	376	334
Ceded (related party $1,086, $1,098 and $1,098 in 2013, 2012 and 2011)	96,101	80,152	70,799

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in “Reserves for unpaid claims” in the Balance Sheets – Statutory Basis, is summarized as follows:

	2013	2012	2011
Balance at January 1	$33,283	$33,719	$31,487
Less reinsurance reserves	(8,677)	(8,695)	(8,437)
Net balance at January 1	24,606	25,024	23,050

Incurred related to:
Current Year	432,221	402,506	391,153
Prior Year	(431)	(160)	(2,121)
Total incurred	431,790	402,346	389,032

Paid related to:
Current Year	402,967	377,900	366,129
Prior Year	24,175	24,864	20,929
Total paid	427,142	402,764	387,058

Net balance at December 31	29,254	24,606	25,024
Plus reinsurance reserves	9,225	8,677	8,695
Total reserve for unpaid claims	$38,479	$33,283	$33,719

As a result of favorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses decreased by $431, $160 and $2,121 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid assumed reinsurance claims of $60,263, $62,795 and $53,856 and incurred assumed reinsurance claims of $60,808, $62,777 and $54,114 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company paid ceded reinsurance claims of $12, $432 and $150, and incurred ceded reinsurance claims of $610, $433 and $104 for the years ended December 31, 2013, 2012 and 2011, respectively.

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business.  Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification.  Reserves for substandard policies are included in the policy reserve.

As of December 31, 2013 and 2012, respectively, the Company had $3,887,285 and $3,366,742 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department.  Reserves to cover the above insurance totaled $18,711 and $18,615 at December 31, 2013 and 2012, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2013
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$840,676	$-	$-	$840,676	14.4%
At book value less current
surrender charge of 5% or more	216,724	-	-	216,724	3.7%
At fair value	-	-	4,230,553	4,230,553	72.7%
Total with adjustment or at fair value	1,057,400	-	4,230,553	5,287,953	90.8%
At book value without adjustment
(minimal or no charge)	337,969	-	-	337,969	5.8%
Not subject to discretionary withdrawal	195,276	-	352	195,628	3.4%
Total gross	1,590,645	-	4,230,905	5,821,550	100.0%
Reinsurance ceded	277	-	-	277
Total annuity reserves and deposit-type funds	$1,590,368	$-	$4,230,905	$5,821,273

	2012
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$803,540	$-	$-	$803,540	16.0%
At book value less current surrender
charge of 5% or more	101,482	-	-	101,482	0.6%
At fair value	-	-	3,589,213	3,589,213	71.4%
Total with adjustment or at fair value	905,022	-	3,589,213	4,494,235	89.5%
At book value without adjustment
(minimal or no charge)	323,325	-	-	323,325	6.4%
Not subject to discretionary withdrawal	208,888	-	272	209,160	4.2%
Total gross	1,437,235	-	3,589,485	5,026,720	100.0%
Reinsurance ceded	192	-	-	192
Total annuity reserves and deposit-type funds	$1,437,043	$-	$3,589,485	$5,026,528

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2013	2012
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$1,364,752	$1,217,339
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	9,153	9,105
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	216,463	210,599
	1,590,368	1,437,043
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	4,230,905	3,589,485
Total	$5,821,273	$5,026,528

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2013		2012
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$4,679	$3,304	$5,366	$3,750
Ordinary renewal	7,194	8,454	4,096	3,970
Total	$11,873	$11,758	$9,462	$7,720

NOTE 19 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority.  The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative.  The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities.  The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the “Reserves for life, accident and health policies” line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions.  As of December 31, 2013, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

NOTE 19 - SEPARATE ACCOUNTS, (continued)

As of December 31, 2013 and 2012 the Company’s Separate Account Statement included legally insulated assets of $4,950,588 and $4,222,023, respectively.  The assets legally insulated from the general account as of December 31, 2013 are attributed to the following products/transactions:

Product/ Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
Variable Universal Life, Variable Annuity and Group Annuity	$4,950,588	$-

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2013	2012	2011
For the year ended December 31:
Premiums, considerations or deposits	$583,746	$585,052	$539,525
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair Value	$4,879,548	$4,150,640

Reserves subject to discretionary withdrawal:
At fair value	$4,879,196	$4,150,368
Not subject to discretionary withdrawal	352	272
Total included in “Separate account liabilities” in the
Balance Sheets – Statutory Basis	$4,879,548	$4,150,640

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2013	2012	2011
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts	$583,746	$585,052	$539,525
Transfers from the separate accounts	(604,513)	(505,968)	(508,295)
Net transfers to (from) the separate accounts	(20,767)	79,084	31,230
Reconciling adjustments:
Other	-	1	3
Net transfers to (from) separate accounts in the Summary of
Operations and Changes in Capital and Surplus –Statutory
Basis of the Company	$(20,767)	$79,085	$31,233

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

	2013	2012	2011
Statutory net income as reported	$64,948	$28	$26,187
Insurance reserves	(15,232)	(10,003)	(25,160)
Deferred policy acquisition costs	58,602	44,501	6,025
Deferred income taxes and other tax reclassifications	(18,488)	(516)	20,440
Gains and losses on investments	1,641	4,013	975
Goodwill amortization	-	270	1,079
Income related to investments	(61,190)	(17,062)	(13,881)
Earnings of subsidiaries	57,614	90,543	48,384
Other	3,996	4,164	4,067
GAAP net income	$91,891	$115,938	$68,116

	2013	2012	2011
Statutory surplus as reported	$1,501,796	$1,298,417	$1,349,148
Insurance reserves	(126,310)	(118,928)	(109,832)
Deferred policy acquisition costs	318,325	244,680	199,646
Deferred income taxes	(105,498)	(120,384)	(92,035)
Valuation of investments	56,314	151,287	123,016
Statutory investment reserves	83,436	72,804	56,526
Goodwill	13,383	13,383	13,113
Subsidiary equity	616,942	857,708	718,726
Statutory non-admitted assets	71,802	100,797	86,299
Pension benefit obligations	-	-	3,846
Other	(308)	(2,010)	(6,361)
GAAP equity	$2,429,882	$2,497,754	$2,342,092

PART C

OTHER INFORMATION

Item 24.              Financial Statements and Exhibits

a)      Financial Statements:

The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
Report of Deloitte & Touche LLP, independent registered public accounting firm.
Statements of Net Assets as of December 31, 2013.
Statements of Operations for the period ended December 31, 2013.
Statements of Changes in Net Assets for the periods ended December 31, 2013 and 2012.
Notes to Financial Statements for the periods ended December 31, 2013 and 2012.

Ameritas Life Insurance Corp.:
Report of Deloitte & Touche LLP, independent auditors.
Balance Sheets – Statutory Basis as of December 31, 2013 and 2012.
Summary of Operations and Changes in Capital and Surplus – Statutory Basis for each of the three years in the period ended December 31, 2013.
Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2013.
Notes to Financial Statements – Statutory Basis for the years ended December 31, 2013, 2012 and 2011.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.

Item 24.  Financial Statements and Exhibits (continued)

          b)      Exhibits

Exhibit Number		Description of Exhibit
(1)		Resolution of Board of Directors of Ameritas Life Insurance Corp. Establishing Ameritas Life Insurance Corp. Separate Account LLVA. [1]
(2)		Custody Agreements. Not applicable.
(3)	(a)	Principal Underwriting Agreement and Amendment. [2]
(3)	(b)	Form of Selling Agreement. [3]
(4)		Form of Variable Annuity Contract and Rider. [4,5]
(5)		Form of Application for Variable Annuity Contract. [6]
(6)	(a)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. [7]
(6)	(b)	Amended and Restated Bylaws of Ameritas Life Insurance Corp. [7]
(7)		Reinsurance Agreements. Not Applicable.
(8)		Participation Agreements:
(a) American Century Investments. [8]
(b) The Calvert Funds. [9]
(c) DFA Investment Dimensions Group Inc. [10]
(d) DWS Variable Series I and II. [11]
(e) Fidelity Variable Insurance Products Funds. [11]
(f) Franklin Templeton Variable Insurance Products Trust. [12]
(g) Invesco Variable Insurance Funds. [12]
(h) MFS Variable Insurance Trust. [13]
(i) Neuberger Berman Advisers Management Trust. [1]
(j) PIMCO Variable Insurance Trust. [11]
(k) Rydex Variable Trust. [14]
(l) T. Rowe Price Equity Series, Inc. [8]
(m) Third Avenue Variable Series Trust. [12]
(n) The Universal Institutional Funds, Inc. [13]
(o) Vanguard Variable Insurance Funds. [12]
General Administrative Services Agreement. [14]
Amended and Restated General Administrative Services Agreement. [15]
Service Agreement. [16]
Amended and Restated Asset Allocation Investment Advisory Agreement. [16]
Research Services Agreement. [17]
(9)		Opinion and Consent of Counsel. Exhibit 9, filed herein.
(10)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. Exhibit 10, filed herein.
(11)		Omitted Financial Statements. Not applicable.
(12)		Initial Capital Agreements. Not applicable.
(13)		Powers of Attorney [18] and Exhibit 13, filed herein.

Footnotes:

1.     Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B6A, EX-99.B8A.

2.       Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010,  EX-99.C and EX-1, respectively.

3.       Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.

4.       Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004, EX-4.

5.       Incorporated by reference to the Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 for Registration No. 333-182091, filed on June 13, 2012, EX-4.

6.       Incorporated by reference to the initial amended registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005, EX-99.E.

7.       Incorporated by reference to Post-Effective Amendment No. 45 for Ameritas Variable Separate Account VA-2 (File No. 333-182090), filed on  April 22, 2014, EX-99(6)(A) and 6(B).

8.       Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Variable Separate Account V (File No. 333-151913) on June 25, 2008, EX-99.H.2 and .5.

9.       Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 submitted to the SEC for Ameritas Variable Separate Account VA-2 (File No. 333-142483) on April 18, 2011, EX-8a.

10.    Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration Statement No. 333-120972, filed April 18, 2011, EX-99.H.

11.    Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX-99.H.1-3.

12.    Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on June 25, 2008, EX-99.H.1 and .5.

13.    Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8C, EX-99.A8D.

14.    Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C.

15.    Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post Effective Amendment No. 14 to Registration Statement No. 333-142483, filed January 20, 2012, EX-99.H.

16.    Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Post Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX-99.I(1) and 99.I(2).

17.    Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account VA-2 Form N-4 Post Effective Amendment No. 4 to Registration Statement No. 333-182090, filed August 16, 2013, EX-99.H.

18.    Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-182091, filed August 27, 2012, EX-99.16.

Item 25.    Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

JoAnn M. Martin	Director, Chair, President & Chief Executive Officer
James P. Abel	Director
J. Sidney Dinsdale	Director
James R. Krieger	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
William W. Lester	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker	Executive Vice President
Robert C. Barth	Senior Vice President & Chief Financial Officer
Bret L. Benham	Senior Vice President, Retirement Plans
J. Thomas Burkhard	Senior Vice President, Chief Distribution Officer, Individual
Karen M. Gustin	Senior Vice President, Group Field Sales, National Accounts & Broker Blocks
Cheryl L. Heilman	Senior Vice President, Individual Operations
Robert M. Jurgensmeier	Senior Vice President, Chief Actuary, Individual
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual
Bruce E. Mieth	Senior Vice President, Group Customer Connections & Operations
James Mikus	Senior Vice President & Chief Investment Officer
Lisa A. Mullen	Senior Vice President, Individual Financial Operations
Robert-John H. Sands	Senior Vice President & Corporate Secretary
Janet L. Schmidt	Senior Vice President, Director of Human Resources
Steven J. Valerius	President, Individual Division
Kenneth L. VanCleave	President, Group Division
Michael B. Weckenbrock	Second Vice President, Corporate Compliance
Paul G. Wesling	Senior Vice President, Individual DI Product Management
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President & Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Group Chief Actuary & Provider Relations
Susan K. Wilkinson	Senior Vice President, Planning & Risk Management

*       Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.    Organizations under common control with the depositor include:

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Acacia Life Insurance Company (DC)	life insurance company
Calvert Investments Inc. (DE)	holding company
Calvert Investment Management, Inc. (DE)	asset management services
Calvert Investment Services, Inc. (DE)	shareholder services
Calvert Investment Administrative Services, Inc. (DE)	administrative services
Calvert Investment Distributors, Inc. (DE)	broker-dealer
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Investment Corp. (NE)	Securities broker dealer and investment adviser
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
The Union Central Life Insurance Company (NE)	life insurance company

Ameritas Investment Partners, Inc. (NE)	investment adviser
Ameritas Mortgage Funding, Inc. (NE)	mortgage loan servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

Item 27.    Number of Contract Owners

As of March 31, 2014, there were  619 qualified contracts and 2,989 non-qualified contracts in the Separate Account.

Item 28.    Indemnification

Ameritas Life Insurance Corp.’s By-laws provide as follows:

"The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney’s fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

a)    Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.

b)    The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

Name and Principal	Positions and Offices
Business Address	With Underwriter
William W. Lester*	Director & Chair
Salene Hitchcock-Gear*	Director, President & Chief Executive Officer
Robert C. Barth*	Director
Timmy L. Stonehocker*	Director
Billie B. Beavers**	Senior Vice President
Scott E. Fletcher *	Senior Vice President, AIC Capital Markets
Bruce D. Lefler**	Senior Vice President - Public Finance
Robert-John H. Sands*	Corporate Secretary

*      Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

**   Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c)      Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Corp. ("AIC")	$68,389	$0	$0	$553,946

(2)+(4)+(5) = Gross variable annuity compensation received by AIC.

(3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.    Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.    Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.    Undertakings

(a)     Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)     Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c)     Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)     Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd day of April, 2014.

AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ JoAnn M. Martin*
Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on  April 22, 2014.

SIGNATURE	TITLE

JoAnn M. Martin *	Director, Chair, President & Chief Executive Officer
James P. Abel *	Director
J. Sidney Dinsdale **	Director
James R. Krieger*	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
William W. Lester *	Executive Vice President & Corporate Treasurer
Timmy L. Stonehocker*	Executive Vice President
Robert C. Barth *	Senior Vice President, & Chief Financial Officer
Robert-John H. Sands*	Senior Vice President & Corporate Secretary
Steven J. Valerius *	President, Individual Division

/s/ Robert G. Lange
Robert G. Lange	Vice President, General Counsel & Assistant Secretary, Individual

*      Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

**   Signed by Robert G. Lange under Power of Attorney executed effective as of August 1, 2013.

Exhibit Index

Exhibit

9                     Opinion and Consent of Counsel

10                 Consents of Independent Auditors and Independent Registered Public Accounting Firm

13           Power of Attorney